Bridge Builder Core Plus Bond Fund

Schedule of Investments

March 31, 2020 (Unaudited)

	Principal Amount		Value
BONDS & NOTES – 96.19%
Asset-Backed Obligations – 11.97%
ABFC 2005-WMC1 Trust
1.68% (1 Month LIBOR USD + 0.74%, 0.49% Floor), 06/25/2035(1)		$7,005,761	$6,228,013
ABFC 2007-NC1 Trust
1.25% (1 Month LIBOR USD + 0.30%, 0.30% Floor), 05/25/2037(1)(2)		6,719,477	5,842,119
Accredited Mortgage Loan Trust 2003-2
1.65% (1 Month LIBOR USD + 0.70%, 0.35% Floor, 13.00% Cap), 10/25/2033(1)		1,432,066	1,363,759
Accredited Mortgage Loan Trust 2006-2
1.21% (1 Month LIBOR USD + 0.26%, 0.26% Floor), 09/25/2036(1)		567,253	521,608
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE3
1.88% (1 Month LIBOR USD + 0.93%, 0.62% Floor), 11/25/2034(1)		3,040,300	2,797,928
ACE Securities Corp. Home Equity Loan Trust Series 2005-HE3
1.65% (1 Month LIBOR USD + 0.71%, 0.47% Floor), 05/25/2035(1)		7,185,000	6,772,591
Adams Outdoor Advertising LP
5.65%, 11/15/2048(2)		1,475,000	1,422,244
Aegis Asset Backed Securities Trust 2005-5
1.20% (1 Month LIBOR USD + 0.25%, 0.25% Floor), 12/25/2035(1)		2,225,794	2,185,966
Ajax Mortgage Loan Trust 2019-F
2.86%, 07/25/2059(2)(3)		27,237,064	26,637,953
Ally Auto Receivables Trust 2018-2
2.92%, 11/15/2022		4,497,952	4,520,383
Ally Auto Receivables Trust 2019-2
2.23%, 01/16/2024		10,000,000	9,959,382
Ally Auto Receivables Trust 2019-4
1.84%, 06/17/2024		6,540,000	6,564,537
ALME Loan Funding II DAC
0.75% (3 Month EURIBOR + 0.75%), 01/15/2031(1)(2)	EUR	23,900,000	24,850,765
Ambac LSNI LLC
6.45% (3 Month LIBOR USD + 5.00%), 02/12/2023(1)(2)		$4,512,047	4,286,444
American Credit Acceptance Receivables Trust 2019-3
2.89%, 09/12/2025(2)		3,810,000	3,581,826
American Express Credit Account Master Trust
1.77%, 11/15/2022		8,415,000	8,411,454
2.04%, 05/15/2023		100,000	100,130
American Homes 4 Rent 2014-SFR2 Trust
6.23%, 10/17/2036(2)		515,000	488,328

American Homes 4 Rent 2015-SFR1
5.64%, 04/17/2052(2)		6,400,000	5,859,523
5.89%, 04/17/2052(2)		2,378,000	1,904,920
AmeriCredit Automobile Receivables 2016-1
3.59%, 02/08/2022		916,000	915,552
AmeriCredit Automobile Receivables Trust 2016-2
3.65%, 05/09/2022		605,000	606,366
AmeriCredit Automobile Receivables Trust 2016-3
2.24%, 04/08/2022		1,816,081	1,798,898
Americredit Automobile Receivables Trust 2016-4
2.74%, 12/08/2022		1,795,000	1,769,038
Americredit Automobile Receivables Trust 2018-2
3.59%, 06/18/2024		5,970,000	6,080,355
4.01%, 07/18/2024		2,940,000	2,384,743
Americredit Automobile Receivables Trust 2018-3
4.04%, 11/18/2024		4,310,000	4,348,968
AmeriCredit Automobile Receivables Trust 2019-3
2.58%, 09/18/2025		1,330,000	1,252,730
AmeriCredit Automobile Receivables Trust 2020-1
1.59%, 10/20/2025		5,410,000	5,048,159
1.80%, 12/18/2025		5,410,000	5,036,013
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Ctfs Series 2004-R8
1.91% (1 Month LIBOR USD + 0.96%, 0.64% Floor), 09/25/2034(1)		41,950	41,900
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Ctfs Series 2005-R5
1.68% (1 Month LIBOR USD + 0.74%, 0.49% Floor), 07/25/2035(1)		3,991,650	3,875,535
Ammc Clo 19 Ltd.
2.97% (3 Month LIBOR USD + 1.14%, 1.14% Floor), 10/16/2028(1)(2)		7,275,000	6,997,939
Applebee’s Funding LLC / IHOP Funding LLC
4.19%, 06/07/2049(2)		6,740,000	6,130,030
Arbor Realty Commercial Real Estate Notes 2019-FL1 Ltd.
1.85% (1 Month LIBOR USD + 1.15%), 05/15/2037(1)(2)		5,000,000	4,441,662
Arbour CLO IV DAC
0.87% (3 Month EURIBOR + 0.87%), 01/15/2030(1)(2)	EUR	2,400,000	2,530,099
Asset Backed Securities Corp. Home Equity Loan Trust Series OOMC 2006-HE3
1.12% (1 Month LIBOR USD + 0.17%, 0.17% Floor), 03/25/2036(1)		$1,598,085	1,568,814
Atrium XII
2.63% (3 Month LIBOR USD + 0.83%), 04/22/2027(1)(2)		2,895,000	2,828,841
Aurium CLO CLO III DAC
0.67% (3 Month EURIBOR + 0.67%), 04/16/2030(1)(2)	EUR	900,000	945,080
Avis Budget Rental Car Funding AESOP LLC
2.33%, 08/20/2026(2)		$2,585,000	2,275,790
2.72%, 11/20/2022(2)		1,545,000	1,513,908
2.97%, 03/20/2024(2)		19,773,000	18,535,873

Ayresome CDO I Ltd.
1.27% (3 Month LIBOR USD + 0.27%), 12/08/2045(1)(2)		584,691	571,535
Barings BDC Static CLO Ltd. 2019-1
2.85% (3 Month LIBOR USD + 1.02%, 1.02% Floor), 04/15/2027(1)(2)		9,831,794	9,625,572
Barings CLO Ltd. 2013-I
2.62% (3 Month LIBOR USD + 0.80%, 0.80% Floor), 01/20/2028(1)(2)		5,130,000	5,023,840
Barings CLO Ltd. 2016-II
2.90% (3 Month LIBOR USD + 1.08%, 1.08% Floor), 07/20/2028(1)(2)		3,710,000	3,599,331
Bayview Koitere Fund Trust 2019-RN3
3.97%, 07/28/2033(2)(3)		290,268	257,343
Bayview Opportunity Master Fund IVa Trust 2017-RT1
3.00%, 03/28/2057(2)(4)		143,041	140,725
Bayview Opportunity Master Fund IVa Trust 2019-RN2
3.97%, 03/28/2034(2)(3)		228,834	227,710
Bayview Opportunity Master Fund IVb Trust 2017-RT2
3.50%, 08/28/2057(2)(4)		918,842	914,997
Bayview Opportunity Master Fund IVb Trust 2019-RN4
3.28%, 10/28/2034(2)(3)		1,521,546	1,325,547
BCMSC Trust 1999-B
6.61%, 12/15/2029(4)		3,594,315	926,666
Bear Stearns Asset Backed Securities I Trust 2005-EC1
1.73% (1 Month LIBOR USD + 0.78%), 11/25/2035(1)		12,157,000	11,857,483
Bear Stearns Asset Backed Securities I Trust 2007-HE2
1.11% (1 Month LIBOR USD + 0.16%, 0.16% Floor), 02/25/2037(1)		16,555,718	16,080,776
Benefit Street Partners CLO IV Ltd.
3.57% (3 Month LIBOR USD + 1.75%, 1.75% Floor), 01/20/2029(1)(2)		4,280,000	3,951,347
Betony CLO 2 Ltd.
2.85% (3 Month LIBOR USD + 1.08%), 04/30/2031(1)(2)		1,000,000	931,710
Blackbird Capital Aircraft Lease Securitization Ltd. 2016-1
4.21%, 12/16/2041(2)(3)		1,195,104	874,462
BlueMountain CLO 2013-1 Ltd.
3.05% (3 Month LIBOR USD + 1.23%, 1.23% Floor), 01/20/2029(1)(2)		3,520,000	3,437,266
BlueMountain CLO 2015-2 Ltd.
2.75% (3 Month LIBOR USD + 0.93%, 0.93% Floor), 07/18/2027(1)(2)		3,395,000	3,273,836
3.32% (3 Month LIBOR USD + 1.50%, 1.50% Floor), 07/18/2027(1)(2)		1,915,000	1,752,215
BMW Canada Auto Trust
2.15%, 10/20/2021(2)	CAD	1,203,169	851,710
BRE Grand Islander Timeshare Issuer 2019-A LLC
3.28%, 09/26/2033(2)		$2,761,547	2,726,863
California Republic Auto Receivables Trust 2017-1
3.76%, 12/15/2023		1,300,000	1,305,371
California Republic Auto Receivables Trust 2018-1
4.33%, 04/15/2025		2,050,000	2,093,213

Capital One Multi-Asset Execution Trust
1.99%, 07/17/2023		3,135,000	3,136,880
2.43%, 01/15/2025		8,440,000	8,518,312
Capitalsource Real Estate Loan Trust
2.24% (3 Month LIBOR USD + 0.39%), 01/20/2037(1)(2)		267,100	264,488
2.50% (3 Month LIBOR USD + 0.65%), 01/20/2037(1)(2)		3,400,000	3,070,108
2.60% (3 Month LIBOR USD + 0.75%), 01/20/2037(1)(2)		1,200,000	1,052,426
2.70% (3 Month LIBOR USD + 0.85%), 01/20/2037(1)(2)		700,000	546,000
Carlyle Global Market Strategies CLO 2015-3 Ltd.
2.80% (3 Month LIBOR USD + 1.00%), 07/28/2028(1)(2)		11,615,000	11,196,384
Carlyle Global Market Strategies Euro CLO 2016-2 DAC
0.87% (3 Month EURIBOR + 0.87%), 01/18/2030(1)(2)	EUR	3,900,000	4,101,406
Carmax Auto Owner Trust 2019-2
3.41%, 10/15/2025		$2,055,000	2,058,533
Carmax Auto Owner Trust 2019-3
2.85%, 01/15/2026		1,120,000	1,113,086
Carmax Auto Owner Trust 2020-1
2.64%, 07/15/2026		2,380,000	2,364,882
Castlelake Aircraft Securitization Trust
3.97%, 07/15/2042		845,033	640,277
Castlelake Aircraft Securitization Trust 2018-1
4.13%, 06/15/2043(2)		5,984,534	4,348,771
CBAM 2019-9 Ltd.
3.11% (3 Month LIBOR USD + 1.28%, 1.28% Floor), 02/12/2030(1)(2)		9,410,000	9,103,761
CCG Receivables Trust 2017-1
1.84%, 11/14/2023(2)		59,051	59,009
Cent CLO 24 Ltd.
2.90% (3 Month LIBOR USD + 1.07%), 10/15/2026(1)(2)		19,150,000	18,603,976
Centex Home Equity Loan Trust 2005-B
1.59% (1 Month LIBOR USD + 0.65%, 0.43% Floor), 03/25/2035(1)		5,182,714	4,749,107
Chase Issuance Trust
1.84%, 04/15/2022		4,085,000	4,081,730
CHEC Loan Trust 2004-2
1.59% (1 Month LIBOR USD + 0.64%, 0.64% Floor), 06/25/2034(1)		1,197,361	1,017,103
CIFC Funding 2015-IV Ltd.
2.97% (3 Month LIBOR USD + 1.15%, 1.15% Floor), 10/20/2027(1)(2)		3,920,000	3,775,838
CIFC Funding 2015-V Ltd.
2.65% (3 Month LIBOR USD + 0.86%), 10/25/2027(1)(2)		2,990,000	2,886,474
Citibank Credit Card Issuance Trust
1.86%, 08/08/2022		2,060,000	2,058,141
Citigroup Mortgage Loan Trust 2007-AHL1
1.09% (1 Month LIBOR USD + 0.14%, 0.14% Floor), 12/25/2036(1)		2,845,089	2,738,962
Citigroup Mortgage Loan Trust, Inc.

1.55% (1 Month LIBOR USD + 0.60%, 0.60% Floor), 10/25/2035(1)	14,327,000	9,137,170
1.58% (1 Month LIBOR USD + 0.63%, 0.42% Floor), 02/25/2035(1)	2,580,518	2,294,106
1.85% (1 Month LIBOR USD + 0.90%, 0.60% Floor), 09/25/2035(1)	7,900,000	6,326,528
CNH Equipment Trust 2017-C
2.54%, 05/15/2025	60,000	59,734
Coinstar Funding LLC Series 2017-1
5.22%, 04/25/2047(2)	11,305,313	10,646,775
Cole Park CLO Ltd. 2015-1
2.87% (3 Month LIBOR USD + 1.05%), 10/20/2028(1)(2)	6,820,000	6,616,096
College Avenue Student Loans 2018-A LLC
2.15% (1 Month LIBOR USD + 1.20%), 12/26/2047(1)(2)	2,246,995	2,129,163
4.13%, 12/26/2047(2)	3,064,085	3,238,936
College Avenue Student Loans LLC
2.60% (1 Month LIBOR USD + 1.65%, 1.65% Floor), 11/26/2046(1)(2)	4,659,369	4,533,167
Colony American Finance 2015-1 Ltd.
4.83%, 10/15/2047(2)	725,000	710,298
Conseco Finance Securitizations Corp.
7.97%, 05/01/2032	733,953	264,117
8.06%, 09/01/2029(4)	13,034,752	4,763,107
8.31%, 05/01/2032(4)	8,504,715	3,191,031
Conseco Financial Corp.
7.70%, 05/15/2027(4)	7,016,997	6,510,579
Continental Airlines 2000-1 Class A-1 Pass Through Trust
8.05%, 11/01/2020	159,127	159,357
CoreVest American Finance 2018-1 Trust
3.80%, 06/15/2051(2)	1,558,936	1,573,148
Corevest American Finance 2019-3 Trust
2.71%, 10/15/2052(2)	2,756,543	2,616,489
3.16%, 10/15/2052(2)	1,470,000	1,148,778
Countrywide Asset-Backed Certificates
1.09% (1 Month LIBOR USD + 0.14%, 0.14% Floor), 08/25/2037(1)	292,930	228,616
1.12% (1 Month LIBOR USD + 0.17%, 0.17% Floor), 03/25/2037(1)	4,338,355	3,940,670
1.13% (1 Month LIBOR USD + 0.18%, 0.18% Floor), 06/25/2047(1)	41,372,404	34,917,746
1.17% (1 Month LIBOR USD + 0.22%, 0.22% Floor), 05/25/2047(1)	10,884,730	8,817,129
1.19% (1 Month LIBOR USD + 0.24%, 0.24% Floor), 03/25/2036(1)	2,742,066	2,270,230
1.20% (1 Month LIBOR USD + 0.25%, 0.25% Floor), 02/25/2036(1)	990,000	801,646
1.24% (1 Month LIBOR USD + 0.29%, 0.29% Floor), 06/25/2037(1)	8,448,500	7,167,038
1.34% (1 Month LIBOR USD + 0.39%, 0.39% Floor), 04/25/2036(1)	1,000,000	627,315
1.37% (1 Month LIBOR USD + 0.42%, 0.42% Floor), 06/25/2036(1)	2,000,000	1,556,304
1.44% (1 Month LIBOR USD + 0.49%, 0.49% Floor), 02/25/2036(1)	5,476,562	5,309,836
2.37% (1 Month LIBOR USD + 1.43%, 0.95% Floor), 06/25/2035(1)	6,951,931	6,409,221
CPS Auto Receivables Trust 2016-C
5.92%, 06/15/2022(2)	1,985,000	2,004,378

CPS Auto Receivables Trust 2017-C
3.79%, 06/15/2023(2)	1,530,000	1,509,799
CPS Auto Receivables Trust 2017-D
3.73%, 09/15/2023(2)	645,000	635,959
CPS Auto Receivables Trust 2018-B
4.26%, 03/15/2024(2)	1,715,000	1,725,308
CPS Auto Trust
4.53%, 01/17/2023(2)	1,465,000	1,472,946
Credit Acceptance Auto Loan Trust 2017-3
3.48%, 10/15/2026(2)	1,980,000	1,967,142
Credit Acceptance Auto Loan Trust 2018-1
3.77%, 06/15/2027(2)	2,255,000	2,252,056
Credit Acceptance Auto Loan Trust 2018-2
4.16%, 09/15/2027(2)	3,045,000	2,983,530
Credit Acceptance Auto Loan Trust 2018-3
4.04%, 12/15/2027(2)	3,110,000	3,090,218
Credit Acceptance Auto Loan Trust 2019-1
3.94%, 06/15/2028(2)	9,810,000	9,592,466
CVS Pass-Through Trust
6.94%, 01/10/2030	1,003,852	1,250,744
CWABS Asset-Backed Certificates Trust 2005-7
1.65% (1 Month LIBOR USD + 0.70%, 0.70% Floor), 11/25/2035(1)	726,289	700,468
CWABS Asset-Backed Certificates Trust 2007-12
1.69% (1 Month LIBOR USD + 0.74%, 0.74% Floor), 08/25/2047(1)	5,939,329	5,225,264
CWABS Revolving Home Equity Loan Trust Series 2004-T
0.94% (1 Month LIBOR USD + 0.24%, 0.24% Floor, 16.00% Cap), 02/15/2030(1)	7,834,943	7,408,778
DB Master Finance LLC
4.03%, 11/20/2047(2)	1,578,663	1,481,717
4.35%, 05/20/2049(2)	3,295,100	3,131,762
Delta Air Lines 2002-1 Class G-1 Pass Through Trust
6.72%, 01/02/2023	1,400,259	1,398,990
Denali Capital CLO X LLC
2.84% (3 Month LIBOR USD + 1.05%), 10/26/2027(1)(2)	6,500,000	6,302,901
Discover Card Execution Note Trust
1.90%, 10/17/2022	11,715,000	11,712,654
3.11%, 01/16/2024	8,520,000	8,681,601
Domino’s Pizza Master Issuer LLC
3.67%, 10/25/2049(2)	2,019,938	1,801,421
4.12%, 07/25/2047(2)	3,274,625	3,170,230
4.12%, 07/25/2048(2)	1,635,100	1,578,722
4.33%, 07/25/2048(2)	2,452,650	2,321,262
Drive Auto Receivables Trust
4.30%, 09/16/2024	3,195,000	3,170,957

Drive Auto Receivables Trust 2018-2
4.14%, 08/15/2024		1,715,000	1,728,927
Drive Auto Receivables Trust 2018-5
4.30%, 04/15/2026		2,685,000	2,653,750
Drive Auto Receivables Trust 2019-1
4.09%, 06/15/2026		3,590,000	3,556,655
Driven Brands Funding LLC
4.64%, 04/20/2049(2)		3,737,250	3,575,278
4.74%, 04/20/2048(2)		741,788	717,613
Dryden 30 Senior Loan Fund
2.51% (3 Month LIBOR USD + 0.82%), 11/15/2028(1)(2)		1,200,000	1,161,590
Dryden 46 Euro CLO 2016 BV
0.88% (3 Month EURIBOR + 0.88%), 01/15/2030(1)(2)	EUR	3,700,000	3,888,837
Dryden XXVI Senior Loan Fund
2.73% (3 Month LIBOR USD + 0.90%), 04/15/2029(1)(2)		$4,500,000	4,345,542
DT Auto Owner Trust 2017-2
3.89%, 01/15/2023(2)		3,298,062	3,294,456
DT Auto Owner Trust 2018-2
4.15%, 03/15/2024(2)		1,435,000	1,426,779
DT Auto Owner Trust 2019-3
2.96%, 04/15/2025(2)		1,635,000	1,574,342
Earnest Student Loan Program 2017-A LLC
2.65%, 01/25/2041(2)		3,173,677	3,162,236
Eaton Vance CLO 2013-1 Ltd.
3.68% (3 Month LIBOR USD + 1.85%), 01/15/2028(1)(2)		6,855,000	6,399,643
ECAF I Ltd.
3.47%, 06/15/2040(2)		515,068	453,970
ECMC Group Student Loan Trust
1.95% (1 Month LIBOR USD + 1.00%), 07/25/2069(1)(2)		1,144,721	1,110,629
ECMC Group Student Loan Trust 2017-2
2.00% (1 Month LIBOR USD + 1.05%), 05/25/2067(1)(2)		8,401,948	8,122,260
ELFI Graduate Loan Program 2019-A LLC
2.54%, 03/25/2044(2)		5,306,692	5,354,859
Ellington Loan Acquisition Trust 2007-1
2.05% (1 Month LIBOR USD + 1.10%, 1.10% Floor), 05/25/2037(1)(2)		994,262	889,385
Euro Galaxy III CLO BV
0.75% (3 Month EURIBOR + 0.75%), 01/17/2031(1)(2)	EUR	600,000	634,609
Exeter Automobile Receivables Trust 2018-1
3.53%, 11/15/2023(2)		$3,640,000	3,604,170
Fairstone Financial Issuance Trust I
3.95%, 03/21/2033(2)	CAD	9,840,000	6,988,477
Fieldstone Mortgage Investment Trust Series 2005-1
2.07% (1 Month LIBOR USD + 1.13%, 0.75% Floor, 12.25% Cap), 03/25/2035(1)		$3,611,346	3,442,779

Fieldstone Mortgage Investment Trust Series 2006-3
1.77% (1 Month LIBOR USD + 0.14%, 0.14% Floor, 12.25% Cap), 11/25/2036(1)		7,673,634	6,402,152
First Franklin Mortgage Loan Trust 2004-FF7
3.12% (1 Month LIBOR USD + 2.18%, 1.45% Floor), 09/25/2034(1)		854,074	717,908
First Franklin Mortgage Loan Trust 2006-FF16
1.16% (1 Month LIBOR USD + 0.21%, 0.21% Floor), 12/25/2036(1)		6,693,125	3,557,449
First Franklin Mortgage Loan Trust 2006-FF17
1.10% (1 Month LIBOR USD + 0.15%, 0.15% Floor), 12/25/2036(1)		5,160,506	4,172,803
First Investors Auto Owner Trust 2016-2
3.35%, 11/15/2022(2)		850,000	844,014
First Investors Auto Owner Trust 2017-2
3.56%, 09/15/2023(2)		975,000	967,950
First Investors Auto Owner Trust 2018-1
4.11%, 06/17/2024(2)		605,000	597,213
Five Guys Funding LLC
4.60%, 07/25/2047(2)		4,198,275	4,384,064
Flagship Credit Auto Trust 2016-3
3.89%, 11/15/2022(2)		810,000	809,800
Flagship Credit Auto Trust 2017-1
4.23%, 05/15/2023(2)		260,000	261,443
Flagship Credit Auto Trust 2018-1
3.86%, 04/15/2024(2)		1,285,000	1,271,927
Flagship Credit Auto Trust 2018-2
4.23%, 09/16/2024(2)		1,580,000	1,576,081
Flagship Credit Auto Trust 2019-3
2.86%, 12/15/2025(2)		2,235,000	1,988,409
Flatiron CLO 2015-1 Ltd.
2.72% (3 Month LIBOR USD + 0.89%), 04/15/2027(1)(2)		3,834,647	3,770,490
Ford Auto Securitization Trust
2.20%, 03/15/2021(2)	CAD	2,050,029	1,456,434
2.47%, 02/15/2025(2)		4,925,000	3,469,268
2.55%, 09/15/2024(2)		5,725,000	4,043,014
Ford Credit Auto Owner Trust 2017-B
1.69%, 11/15/2021		$1,354,658	1,347,757
Ford Credit Auto Owner Trust 2017-C
2.01%, 03/15/2022		750,440	750,576
Ford Credit Auto Owner Trust 2018-A
3.16%, 10/15/2023		8,225,000	8,468,409
Ford Credit Auto Owner Trust 2019-REV1
3.52%, 07/15/2030(2)		9,385,000	9,672,649
Fremont Home Loan Trust 2004-C
1.92% (1 Month LIBOR USD + 0.98%, 0.65% Floor), 08/25/2034(1)		5,059,538	4,111,524
Fremont Home Loan Trust 2005-2

1.70% (1 Month LIBOR USD + 0.75%, 0.50% Floor), 06/25/2035(1)	5,068,697	4,737,236
Fremont Home Loan Trust 2005-C
1.88% (1 Month LIBOR USD + 0.93%, 0.62% Floor), 07/25/2035(1)	6,220,773	3,655,771
Gallatin CLO IX 2018-1 Ltd.
2.87% (3 Month LIBOR USD + 1.05%, 1.05% Floor), 01/21/2028(1)(2)	11,900,000	11,553,103
GCAT 2019-3 LLC
3.35%, 10/25/2049(2)(3)	2,999,614	2,974,504
GLS Auto Receivables Issuer Trust 2019-3
2.58%, 07/17/2023(2)	13,207,543	13,074,633
GLS Auto Receivables Issuer Trust 2020-1
2.17%, 02/15/2024(2)	12,495,230	12,298,799
GM Financial Automobile Leasing Trust 2018-1
3.11%, 12/20/2021	3,500,000	3,495,493
GM Financial Automobile Leasing Trust 2019-4
1.75%, 07/16/2024	5,540,000	5,580,292
2.04%, 02/18/2025	2,645,000	2,575,045
GM Financial Consumer Automobile 2017-1
2.45%, 07/17/2023(2)	100,000	99,728
GM Financial Consumer Automobile Receivables Trust 2017-3
1.97%, 05/16/2022(2)	3,862,261	3,861,273
2.33%, 03/16/2023(2)	155,000	154,296
GM Financial Consumer Automobile Receivables Trust 2018-2
3.31%, 12/18/2023	1,615,000	1,629,320
GM Financial Consumer Automobile Receivables Trust 2018-3
3.02%, 05/16/2023	4,420,000	4,472,610
GMF Floorplan Owner Revolving Trust
3.06%, 04/15/2024(2)	3,180,000	3,096,452
3.30%, 04/15/2026(2)	6,875,000	6,501,879
GoldenTree Loan Opportunities IX Ltd.
2.88% (3 Month LIBOR USD + 1.11%, 1.11% Floor), 10/29/2029(1)(2)	11,000,000	10,649,496
GoldentTree Loan Management US CLO 1 Ltd.
2.60% (3 Month LIBOR USD + 0.95%, 0.95% Floor), 04/20/2029(1)(2)	9,600,000	9,133,882
Golub Capital Partners CLO 39B Ltd.
2.97% (3 Month LIBOR USD + 1.15%, 1.15% Floor), 10/20/2028(1)(2)	5,295,000	5,104,957
GreatAmerica Leasing Receivables Funding LLC Series 2018-1
2.99%, 06/17/2024(2)	1,685,000	1,676,312
Greystone Commercial Real Estate Notes
1.88% (1 Month LIBOR USD + 1.18%, 1.18% Floor), 09/15/2037(1)(2)	1,900,000	1,735,238
GSAMP Trust 2005-AHL
1.92% (1 Month LIBOR USD + 0.98%, 0.65% Floor), 04/25/2035(1)	6,140,057	5,383,548
GSAMP Trust 2007-FM2
1.01% (1 Month LIBOR USD + 0.06%, 0.06% Floor), 01/25/2037(1)	2,023,393	1,131,049
Halcyon Loan Advisors Funding 2014-3 Ltd.

2.90% (3 Month LIBOR USD + 1.10%), 10/22/2025(1)(2)	529,090	522,760
Hardee’s Funding LLC
4.25%, 06/20/2048(2)	8,259,225	7,927,122
4.96%, 06/20/2048(2)	4,245,350	3,778,192
Harley Marine Financing LLC
5.68%, 05/15/2043(2)	939,473	831,757
Harvest SBA Loan Trust 2018-1
3.20% (1 Month LIBOR USD + 2.25%), 08/25/2044(1)(2)	8,371,474	7,615,356
Hilton Grand Vacations Trust 2017-A
2.66%, 12/26/2028(2)	171,399	168,267
2.96%, 12/26/2028(2)	77,909	76,467
Home Equity Asset Trust 2006-3
1.15% (1 Month LIBOR USD + 0.20%, 0.20% Floor), 07/25/2036(1)	1,413,788	1,399,603
Home Equity Asset Trust 2007-1
1.06% (1 Month LIBOR USD + 0.11%, 0.11% Floor), 05/25/2037(1)	4,031,977	3,963,119
Home Partners of America 2019-1 Trust
3.41%, 09/17/2039(2)	1,399,547	1,294,468
Home Partners of America 2019-2 Trust
3.12%, 10/19/2039(2)	1,285,520	1,137,629
Honda Auto Receivables 2017-4 Owner Trust
2.05%, 11/22/2021	3,983,731	3,983,064
Honda Auto Receivables 2018-1 Owner Trust
2.64%, 02/15/2022	3,292,627	3,304,805
Honda Auto Receivables 2018-3 Owner Trust
2.95%, 08/22/2022	9,963,391	10,055,052
Honda Auto Receivables 2020-1 Owner Trust
1.61%, 04/22/2024	9,675,000	9,687,338
Horizon Aircraft Finance I Ltd.
4.46%, 12/15/2038(2)	4,974,169	3,641,768
Horizon Aircraft Finance II Ltd.
3.72%, 07/15/2039(2)	1,361,410	952,492
HPEFS Equipment Trust 2019-1
2.49%, 09/20/2029(2)	970,000	950,402
HPEFS Equipment Trust 2020-1
2.26%, 02/20/2030(2)	1,550,000	1,511,483
Invitation Homes 2018-SFR1 Trust
2.80% (1 Month LIBOR USD + 2.00%), 03/17/2037(1)(2)	2,811,616	2,189,896
Invitation Homes 2018-SFR2 Trust
2.70% (1 Month LIBOR USD + 2.00%, 2.10% Floor), 06/17/2037(1)(2)	5,355,000	4,223,925
Invitation Homes 2018-SFR3 Trust
1.80% (1 Month LIBOR USD + 1.00%, 1.00% Floor), 07/17/2037(1)(2)	6,981,531	6,475,067
2.80% (1 Month LIBOR USD + 2.00%, 2.00% Floor), 07/17/2037(1)(2)	2,645,000	2,137,740
Invitation Homes 2018-SFR4 Trust

2.45% (1 Month LIBOR USD + 1.65%, 1.60% Floor), 01/17/2038(1)(2)	615,000	506,464
Jack In The Box Funding LLC
3.98%, 08/25/2049(2)	5,017,425	4,634,646
Jamestown CLO IV Ltd.
2.52% (3 Month LIBOR USD + 0.69%), 07/15/2026(1)(2)	3,867,510	3,819,267
Jimmy Johns Funding LLC
3.61%, 07/30/2047(2)	394,875	390,022
JP Morgan Mortgage Acquisition Corp. 2005-FRE1
1.38% (1 Month LIBOR USD + 0.43%, 0.43% Floor), 10/25/2035(1)	7,044,106	4,392,912
JP Morgan Mortgage Acquisition Corp. 2006-FRE2
1.31% (1 Month LIBOR USD + 0.36%, 0.36% Floor), 02/25/2036(1)	8,467,499	5,640,381
JP Morgan Mortgage Acquisition Trust 2006-CW1
1.24% (1 Month LIBOR USD + 0.29%, 0.29% Floor), 05/25/2036(1)	11,322,000	7,016,082
JP Morgan Mortgage Acquisition Trust 2006-WMC4
1.07% (1 Month LIBOR USD + 0.12%, 0.12% Floor), 12/25/2036(1)	24,202,437	12,297,125
1.10% (1 Month LIBOR USD + 0.15%, 0.15% Floor), 12/25/2036(1)	22,042,292	11,276,361
JP Morgan Mortgage Acquisition Trust 2007-CH3
1.21% (1 Month LIBOR USD + 0.26%, 0.26% Floor), 03/25/2037(1)	29,750,000	26,651,939
Kestrel Aircraft Funding Ltd.
4.25%, 12/15/2038(2)	3,267,874	2,387,723
KKR CLO 13 Ltd.
2.64% (3 Month LIBOR USD + 0.80%, 0.80% Floor), 01/16/2028(1)(2)	2,745,000	2,651,766
Legacy Mortgage Asset Trust 2019-GS3
3.75%, 04/25/2059(2)(3)	2,681,692	2,619,418
Legacy Mortgage Asset Trust 2019-GS4
3.44%, 05/25/2059(2)(3)	227,360	229,389
Lehman XS Trust 2007-6
1.16% (1 Month LIBOR USD + 0.21%, 0.21% Floor), 05/25/2037(1)	12,496,977	9,237,130
Lendmark Funding Trust 2018-1
3.81%, 12/21/2026(2)	1,655,000	1,556,308
LoanCore 2019-CRE2 Issuer Ltd.
1.83% (1 Month LIBOR USD + 1.13%, 1.13% Floor), 05/15/2036(1)(2)	3,600,000	3,383,759
Long Beach Mortgage Loan Trust 2005-WL2
1.73% (1 Month LIBOR USD + 0.78%, 0.52% Floor), 08/25/2035(1)	10,000,000	8,542,912
Long Beach Mortgage Loan Trust 2006-WL1
1.58% (1 Month LIBOR USD + 0.63%, 0.42% Floor), 01/25/2046(1)	15,000,000	12,130,895
LP Credit Card ABS Master Trust
3.19% (1 Month LIBOR USD + 1.55%), 08/20/2024(1)(2)	5,032,117	4,830,492
Madison Park Funding XVIII Ltd.
3.01% (3 Month LIBOR USD + 1.19%), 10/21/2030(1)(2)	4,815,000	4,626,247
Madison Park Funding XXXIII Ltd.
3.17% (3 Month LIBOR USD + 1.33%, 1.33% Floor), 10/15/2032(1)(2)	4,180,000	3,998,856
Madison Park Funding XXXVII Ltd.

3.13% (3 Month LIBOR USD + 1.30%), 07/15/2032(1)(2)	2,965,000	2,841,635
Magnetite XVI Ltd.
3.02% (3 Month LIBOR USD + 1.20%), 01/18/2028(1)(2)	2,760,000	2,558,385
Magnetite XXI Ltd.
3.10% (3 Month LIBOR USD + 1.28%, 1.28% Floor), 04/20/2030(1)(2)	6,500,000	6,270,492
Magnetite XXIII Ltd.
3.17% (3 Month LIBOR USD + 1.30%, 1.30% Floor), 10/25/2032(1)(2)	1,255,000	1,194,765
MAPS 2018-1 Ltd.
4.21%, 05/15/2043(2)	6,603,387	4,963,680
MAPS 2019-1 Ltd.
4.46%, 03/15/2044(2)	1,696,352	1,238,058
Mariner Finance Issuance Trust 2018-A
4.20%, 11/20/2030(2)	5,575,000	5,211,290
Marlette Funding Trust 2019-4
2.39%, 12/17/2029(2)	2,776,275	2,676,871
MASTR Asset Backed Securities Trust 2004-WMC1
1.73% (1 Month LIBOR USD + 0.78%, 0.52% Floor), 02/25/2034(1)	1,622,842	1,524,490
MASTR Specialized Loan Trust
1.21% (1 Month LIBOR USD + 0.26%, 0.26% Floor), 02/25/2036(1)(2)	905,951	841,887
Merlin Aviation Holdings DAC
4.50%, 12/15/2032(2)(3)	241,470	198,213
Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-2
1.19% (1 Month LIBOR USD + 0.24%, 0.24% Floor), 05/25/2037(1)	2,749,871	1,751,946
METAL 2017-1 LLC
4.58%, 10/15/2042(2)	3,212,691	2,608,863
Mill City Mortgage Loan Trust 2016-1
2.50%, 04/25/2057(2)(4)	201,685	199,978
Mill City Mortgage Loan Trust 2017-2
2.75%, 07/25/2059(2)(4)	438,530	436,934
Mill City Mortgage Loan Trust 2018-1
3.25%, 05/25/2062(2)(4)	4,821,441	4,863,259
Mill City Mortgage Loan Trust 2018-3
3.50%, 08/25/2058(2)(4)	2,528,818	2,573,642
MMAF Equipment Finance LLC 2018-A
3.39%, 01/10/2025(2)	1,180,000	1,195,847
Morgan Stanley ABS Capital I, Inc. Trust 2005-WMC2
1.88% (1 Month LIBOR USD + 0.93%, 0.62% Floor), 02/25/2035(1)	1,568,504	1,169,124
Morgan Stanley ABS Capital I, Inc. Trust 2006-HE8
1.08% (1 Month LIBOR USD + 0.13%, 0.13% Floor), 10/25/2036(1)	674,905	532,043
Morgan Stanley Capital I, Inc. Trust 2006-HE1
1.24% (1 Month LIBOR USD + 0.29%, 0.29% Floor), 01/25/2036(1)	2,201,233	2,007,970
Morgan Stanley Mortgage Loan Trust 2006-15XS
6.20%, 11/25/2036(3)	14,097,465	4,938,465

Morgan Stanley Mortgage Loan Trust 2007-8XS
1.48% (1 Month LIBOR USD + 0.53%, 0.53% Floor, 6.25% Cap), 04/25/2037(1)	23,922,032	9,826,439
1.49% (1 Month LIBOR USD + 0.54%, 0.54% Floor, 6.26% Cap), 04/25/2037(1)	2,310,013	949,411
Mountain View CLO 2014-1 Ltd.
2.63% (3 Month LIBOR USD + 0.80%, 0.80% Floor), 10/15/2026(1)(2)	7,049,184	6,901,214
Mountain View CLO 2017-1 LLC
1.79% (3 Month LIBOR USD + 1.09%, 1.09% Floor), 10/16/2029(1)(2)	11,100,000	10,378,500
Mountain View CLO X Ltd.
2.67% (3 Month LIBOR USD + 0.82%, 0.82% Floor), 10/13/2027(1)(2)	1,235,729	1,195,885
MVW Owner Trust 2015-1
2.52%, 12/20/2032(2)	373,703	367,927
MVW Owner Trust 2017-1
2.75%, 12/20/2034(2)	96,440	93,642
Nassau 2017-I Ltd.
2.96% (3 Month LIBOR USD + 1.15%), 10/15/2029(1)(2)	15,200,000	14,614,131
National Collegiate Student Loan Trust 2004-2
1.43% (1 Month LIBOR USD + 0.48%, 0.48% Floor), 12/26/2033(1)	7,564,531	6,730,497
National Collegiate Student Loan Trust 2005-3
2.01% (1 Month LIBOR USD + 0.29%), 10/25/2033(1)(2)	11,926,472	9,344,457
National Collegiate Student Loan Trust 2007-1
1.19% (1 Month LIBOR USD + 0.24%), 07/25/2030(1)	913,230	903,562
Navient Private Education Loan Trust 2017-A
2.88%, 12/16/2058(2)	607,106	611,372
3.91%, 12/16/2058(2)	440,000	460,895
Navient Private Education Loan Trust 2018-B
3.61%, 12/15/2059(2)	2,115,000	2,199,641
Navient Private Education Refi Loan Trust 2018-A
3.19%, 02/18/2042(2)	4,300,000	4,365,038
Navient Private Education Refi Loan Trust 2018-C
3.52%, 06/16/2042(2)	2,515,000	2,547,587
Navient Private Education Refi Loan Trust 2019-C
3.13%, 02/15/2068(2)	5,100,000	5,020,362
Navient Private Education Refi Loan Trust 2019-F
2.60%, 08/15/2068(2)	6,965,000	7,039,834
Navient Private Education Refi Loan Trust 2019-G
2.40%, 10/15/2068(2)	2,258,055	2,274,721
Navient Private Education Refi Loan Trust 2020-B
2.12%, 01/15/2069(2)	7,480,000	7,505,082
Navient Private Education Refi Loan Trust 2020-C
2.15%, 11/15/2068(2)	4,795,000	4,699,100
2.83%, 11/15/2068(2)	4,665,000	4,583,363
Navient Student Loan Trust 2014-2
1.59% (1 Month LIBOR USD + 0.64%, 0.64% Floor), 03/25/2083(1)	742,312	698,145

Navient Student Loan Trust 2014-3
1.57% (1 Month LIBOR USD + 0.62%, 0.62% Floor), 03/25/2083(1)		290,031	272,468
Navient Student Loan Trust 2016-1
1.65% (1 Month LIBOR USD + 0.70%), 02/25/2070(1)(2)		2,981,287	2,853,391
Navient Student Loan Trust 2016-2
2.45% (1 Month LIBOR USD + 1.50%), 06/25/2065(1)(2)		6,200,000	6,183,279
Navient Student Loan Trust 2017-1
2.10% (1 Month LIBOR USD + 1.15%), 07/26/2066(1)(2)		4,730,000	4,321,165
Navient Student Loan Trust 2017-3
2.00% (1 Month LIBOR USD + 1.05%), 07/26/2066(1)(2)		5,000,000	4,675,062
Navient Student Loan Trust 2018-2
1.70% (1 Month LIBOR USD + 0.75%), 03/25/2067(1)(2)		15,000,000	14,267,175
Navient Student Loan Trust 2018-4
1.20% (1 Month LIBOR USD + 0.25%), 06/27/2067(1)(2)		1,190,772	1,189,531
Navient Student Loan Trust 2018-EA
4.00%, 12/15/2059(2)		2,790,000	2,886,445
Nelnet Student Loan Trust 2014-2
1.80% (1 Month LIBOR USD + 0.85%), 07/27/2037(1)(2)		4,250,000	3,974,554
Nelnet Student Loan Trust 2020-1
2.39% (1 Month LIBOR USD + 0.74%, 0.74% Floor), 03/26/2068(1)(2)		2,595,000	2,508,005
Neuberger Berman CLO XIX Ltd.
2.98% (3 Month LIBOR USD + 1.15%, 1.15% Floor), 07/15/2027(1)(2)		3,010,000	2,728,917
New Century Home Equity Loan Trust 2005-1
1.62% (1 Month LIBOR USD + 0.68%, 0.45% Floor, 12.50% Cap), 03/25/2035(1)		13,004,201	11,398,083
New Century Home Equity Loan Trust 2005-3
1.71% (1 Month LIBOR USD + 0.77%, 0.51% Floor, 12.50% Cap), 07/25/2035(1)		4,218,675	4,151,830
Nissan Auto Receivables 2017-B Owner Trust
1.75%, 10/15/2021		1,075,657	1,076,355
Nissan Auto Receivables 2017-C Owner Trust
2.12%, 04/18/2022		4,690,035	4,692,181
Nissan Auto Receivables 2018-A Owner Trust
2.65%, 05/16/2022		2,505,592	2,514,047
Nissan Auto Receivables 2018-B Owner Trust
3.06%, 03/15/2023		5,415,000	5,500,154
Nissan Auto Receivables 2019-C Owner Trust
1.93%, 07/15/2024		3,320,000	3,352,519
Nomura Home Equity Loan, Inc. Home Equity Loan Trust Series 2006-HE1
1.36% (1 Month LIBOR USD + 0.41%, 0.41% Floor), 02/25/2036(1)		3,889,012	3,733,544
OAK Hill European Credit Partners V Designated Activity Co
0.72% (3 Month EURIBOR + 0.72%), 02/21/2030(1)(2)	EUR	34,900,000	36,327,155
Ocean Trails CLO VI
2.98% (3 Month LIBOR USD + 1.15%, 1.15% Floor), 07/15/2028(1)(2)		$500,000	483,041
OCP CLO 2014-7 Ltd.

2.94% (3 Month LIBOR USD + 1.12%), 07/20/2029(1)(2)		14,635,000	13,952,468
Octagon Investment Partners 29 Ltd.
2.98% (3 Month LIBOR USD + 1.18%), 01/24/2033(1)(2)		7,880,000	7,551,325
Octagon Investment Partners XXIII Ltd.
2.68% (3 Month LIBOR USD + 0.85%), 07/15/2027(1)(2)		3,235,000	3,154,183
3.03% (3 Month LIBOR USD + 1.20%), 07/15/2027(1)(2)		1,685,000	1,561,835
OFSI Fund VII Ltd.
2.72% (3 Month LIBOR USD + 0.90%), 10/18/2026(1)(2)		1,400,283	1,387,823
OneMain Financial Issuance Trust 2015-3
4.16%, 11/20/2028(2)		710,000	718,987
OneMain Financial Issuance Trust 2016-1
4.57%, 02/20/2029(2)		1,125,000	1,109,147
OneMain Financial Issuance Trust 2017-1
3.35%, 09/14/2032(2)		1,645,000	1,391,029
Onemain Financial Issuance Trust 2018-1
4.08%, 03/14/2029(2)		1,220,000	1,018,591
OneMain Financial Issuance Trust 2019-1
4.22%, 02/14/2031(2)		3,360,000	2,842,362
Option One Mortgage Loan Trust 2005-2
1.61% (1 Month LIBOR USD + 0.66%, 0.44% Floor), 05/25/2035(1)		548,929	531,782
Option One Mortgage Loan Trust 2005-4 Asset-Backed Certificates Series 2005-4
1.39% (1 Month LIBOR USD + 0.44%, 0.44% Floor), 11/25/2035(1)		2,772,716	2,728,426
Option One Mortgage Loan Trust 2006-1
1.17% (1 Month LIBOR USD + 0.22%, 0.22% Floor), 01/25/2036(1)		5,883,982	5,667,587
1.25% (1 Month LIBOR USD + 0.30%, 0.30% Floor), 01/25/2036(1)		17,082,568	15,993,416
Option One Mortgage Loan Trust 2006-3
1.09% (1 Month LIBOR USD + 0.14%, 0.14% Floor), 02/25/2037(1)		21,169,979	13,700,789
OSAT 2020-RPL1 Trust
3.07%, 12/26/2059(2)(3)		2,991,097	3,000,282
OSCAR US Funding Trust V
2.99%, 12/15/2023(2)		379,604	382,182
Oscar US Funding XI LLC
2.49%, 08/10/2022(2)		658,616	655,450
OZLM VII Ltd.
2.85% (3 Month LIBOR USD + 1.01%, 1.01% Floor), 07/17/2029(1)(2)		7,365,000	7,013,041
OZLM VIII Ltd.
3.01% (3 Month LIBOR USD + 1.17%, 1.17% Floor), 10/17/2029(1)(2)		2,915,000	2,783,000
3.64% (3 Month LIBOR USD + 1.80%, 1.80% Floor), 10/17/2029(1)(2)		2,955,000	2,593,725
Ozlme BV
0.82% (3 Month EURIBOR + 0.82%), 01/18/2030(1)(2)	EUR	1,200,000	909,854
Palmer Square CLO 2015-1 Ltd.
3.95% (3 Month LIBOR USD + 2.25%), 05/21/2029(1)(2)		$4,975,000	4,399,397
Palmer Square Loan Funding 2019-4 Ltd.

2.70% (3 Month LIBOR USD + 0.90%, 0.90% Floor), 10/24/2027(1)(2)	1,712,874	1,657,685
Penarth Master Issuer Plc
1.06% (1 Month LIBOR USD + 0.45%), 09/18/2022(1)(2)	4,725,000	4,559,899
Planet Fitness Master Issuer LLC
3.86%, 12/05/2049(2)	389,025	304,988
4.26%, 09/05/2048(2)	10,165,200	9,579,989
4.67%, 09/05/2048(2)	1,388,850	1,235,354
Prestige Auto Receivables Trust 2018-1
3.75%, 10/15/2024(2)	2,765,000	2,757,818
Progress Residential 2015-SFR3 Trust
4.67%, 11/12/2032(2)	635,000	628,368
Progress Residential 2018-SFR3 Trust
4.43%, 10/17/2035(2)	2,430,000	2,332,505
Progress Residential 2019-SFR1 Trust
4.17%, 08/17/2035(2)	1,190,000	1,126,482
Progress Residential 2019-SFR2 Trust
3.79%, 05/17/2036(2)	2,165,000	2,015,551
Progress Residential 2019-SFR4 Trust
3.14%, 10/17/2036(2)	1,915,000	1,720,675
Prosper Marketplace Issuance Trust Series 2018-2
3.35%, 10/15/2024(2)	430,819	428,193
PRPM 2019-3 LLC
3.35%, 07/25/2024(2)(3)	1,525,173	1,505,068
PRPM 2020-1 LLC
2.98%, 02/25/2025(2)(3)	1,972,606	1,558,767
PRPM LLC
3.35%, 11/25/2024(2)(3)	2,718,138	2,629,896
RASC Series 2005-KS10 Trust
1.39% (1 Month LIBOR USD + 0.44%, 0.44% Floor, 14.00% Cap), 11/25/2035(1)	10,335,535	9,923,232
RASC Series 2006-KS9 Trust
1.11% (1 Month LIBOR USD + 0.16%, 0.16% Floor, 14.00% Cap), 11/25/2036(1)	4,392,142	4,155,523
RASC Series 2007-KS3 Trust
1.29% (1 Month LIBOR USD + 0.34%, 0.34% Floor, 14.00% Cap), 04/25/2037(1)	31,155,046	26,366,201
RMF Buyout Issuance Trust 2018-1
3.44%, 11/25/2028(2)(4)	3,478,861	3,478,210
Santander Drive Auto Receivables Trust 2017-1
2.58%, 05/16/2022	65,427	65,370
Santander Drive Auto Receivables Trust 2018-2
3.88%, 02/15/2024	1,160,000	1,154,969
Santander Drive Auto Receivables Trust 2018-3
4.07%, 08/15/2024	3,770,000	3,681,705
Santander Drive Auto Receivables Trust 2018-4
3.98%, 12/15/2025	3,390,000	3,389,790

Santander Drive Auto Receivables Trust 2018-5
4.19%, 12/16/2024	3,070,000	3,081,558
Santander Drive Auto Receivables Trust 2019-1
3.65%, 04/15/2025	11,435,000	10,788,813
Santander Drive Auto Receivables Trust 2019-3
2.68%, 10/15/2025	4,095,000	3,891,418
Santander Retail Auto Lease Trust 2017-A
2.96%, 11/21/2022(2)	1,000,000	997,773
Santander Retail Auto Lease Trust 2019-B
3.31%, 06/20/2024(2)	6,610,000	5,622,937
Santander Retail Auto Lease Trust 2019-C
2.88%, 06/20/2024(2)	10,280,000	10,150,521
Saxon Asset Securities Trust 2006-1
1.41% (1 Month LIBOR USD + 0.47%, 0.31% Floor, 12.25% Cap), 03/25/2036(1)	2,106,561	1,902,646
Saxon Asset Securities Trust 2007-2
1.15% (1 Month LIBOR USD + 0.20%, 0.20% Floor), 05/25/2047(1)	26,641,859	21,569,636
Saxon Asset Securities Trust 2007-3
1.26% (1 Month LIBOR USD + 0.31%, 0.31% Floor), 09/25/2037(1)	28,337,444	25,084,300
Securitized Asset Backed Receivables LLC Trust 2004-OP1
1.71% (1 Month LIBOR USD + 0.77%, 0.51% Floor), 02/25/2034(1)	5,799,776	5,259,512
Securitized Asset Backed Receivables LLC Trust 2006-CB5
1.09% (1 Month LIBOR USD + 0.14%, 0.14% Floor), 06/25/2036(1)	5,339,115	3,717,477
Shackleton 2016-IX CLO Ltd.
2.95% (3 Month LIBOR USD + 1.13%, 1.13% Floor), 10/20/2028(1)(2)	1,500,000	1,440,357
Sierra Timeshare 2016-2 Receivables Funding LLC
2.33%, 07/20/2033(2)	148,578	146,535
Sierra Timeshare 2019-1 Receivables Funding LLC
3.20%, 01/20/2036(2)	1,885,230	1,870,601
Sierra Timeshare Conduit Receivables Funding LLC
2.91%, 03/20/2034(2)	103,556	102,167
S-Jets 2017-1 Ltd.
3.97%, 08/15/2042(2)	14,292,764	10,067,804
SLC Student Loan Trust 2005-2
0.90% (3 Month LIBOR USD + 0.16%), 12/15/2039(1)	4,900,000	4,479,285
SLC Student Loan Trust 2005-3
0.89% (3 Month LIBOR USD + 0.15%), 12/15/2039(1)	5,000,000	4,525,192
SLM Private Credit Student Loan Trust 2003-B
0.00%, 03/15/2033(4)	2,954,000	2,824,976
SLM Student Loan Trust 2003-7
1.94% (3 Month LIBOR USD + 1.20%, 1.20% Floor), 12/15/2033(1)(2)	9,274,744	8,971,450
SLM Student Loan Trust 2004-3
2.34% (3 Month LIBOR USD + 0.55%, 0.55% Floor), 10/25/2064(1)(2)	17,210,114	15,919,345
SLM Student Loan Trust 2005-4

1.96% (3 Month LIBOR USD + 0.17%), 07/25/2040(1)	11,000,000	9,808,410
SLM Student Loan Trust 2006-2
1.96% (3 Month LIBOR USD + 0.17%), 01/25/2041(1)	3,701,277	3,424,448
SLM Student Loan Trust 2006-10
2.01% (3 Month LIBOR USD + 0.22%), 03/25/2044(1)	2,102,538	1,840,298
SLM Student Loan Trust 2007-2
1.96% (3 Month LIBOR USD + 0.17%), 07/25/2025(1)	6,950,000	5,534,326
SLM Student Loan Trust 2007-3
1.85% (3 Month LIBOR USD + 0.06%, 0.06% Floor), 01/25/2022(1)	3,553,774	3,392,957
SLM Student Loan Trust 2007-7
2.12% (3 Month LIBOR USD + 0.33%), 01/25/2022(1)	2,589,148	2,475,644
SLM Student Loan Trust 2008-2
2.54% (3 Month LIBOR USD + 0.75%), 04/25/2023(1)	8,479,681	8,019,408
SLM Student Loan Trust 2008-5
3.49% (3 Month LIBOR USD + 1.70%, 1.70% Floor), 07/25/2023(1)	4,474,111	4,210,442
3.64% (3 Month LIBOR USD + 1.85%, 1.85% Floor), 07/25/2073(1)	7,350,000	6,412,790
SLM Student Loan Trust 2008-6
2.89% (3 Month LIBOR USD + 1.10%), 07/25/2023(1)	13,046,689	12,647,595
SLM Student Loan Trust 2008-7
2.69% (3 Month LIBOR USD + 0.90%), 07/25/2023(1)	10,234,804	9,888,730
SLM Student Loan Trust 2012-1
1.90% (1 Month LIBOR USD + 0.95%, 0.95% Floor), 09/25/2028(1)	12,366,383	11,805,943
SLM Student Loan Trust 2012-2
1.65% (1 Month LIBOR USD + 0.70%), 01/25/2029(1)	14,392,398	13,693,169
SLM Student Loan Trust 2012-7
1.60% (1 Month LIBOR USD + 0.65%, 0.65% Floor), 05/26/2026(1)	4,852,353	4,539,843
2.75% (1 Month LIBOR USD + 1.80%, 1.80% Floor), 09/25/2043(1)	2,220,000	1,962,127
SLM Student Loan Trust 2014-1
1.55% (1 Month LIBOR USD + 0.60%), 02/26/2029(1)	3,034,477	2,825,887
SMART ABS Series 2016-2US Trust
2.05%, 12/14/2022	2,293,260	2,292,792
SMB Private Education Loan Trust 2014-A
3.05%, 05/15/2026(2)	176,004	176,727
SMB Private Education Loan Trust 2015-B
2.45% (1 Month LIBOR USD + 1.75%), 05/17/2032(1)(2)	1,685,000	1,666,209
2.98%, 07/15/2027(2)	133,586	134,588
SMB Private Education Loan Trust 2015-C
3.50%, 09/15/2043(2)	1,295,000	1,342,416
SMB Private Education Loan Trust 2016-A
2.70%, 05/15/2031(2)	293,093	294,077
SMB Private Education Loan Trust 2016-B
2.43%, 02/17/2032(2)	1,647,962	1,658,699
SMB Private Education Loan Trust 2016-C

2.34%, 09/15/2034(2)	512,219	510,931
SMB Private Education Loan Trust 2017-A
2.88%, 09/15/2034(2)	1,432,777	1,455,500
SMB Private Education Loan Trust 2017-B
2.82%, 10/15/2035(2)	2,800,690	2,772,702
SMB Private Education Loan Trust 2018-B
1.42% (1 Month LIBOR USD + 0.72%), 01/15/2037(1)(2)	1,986,735	1,807,225
3.60%, 01/15/2037(2)	6,023,819	5,965,735
4.00%, 07/15/2042(2)	285,000	264,384
SMB Private Education Loan Trust 2018-C
3.63%, 11/15/2035(2)	6,835,000	7,248,375
4.00%, 11/17/2042(2)	770,000	817,949
SMB Private Education Loan Trust 2019-A
3.44%, 07/15/2036(2)	2,190,000	2,076,663
SMB Private Education Loan Trust 2019-B
2.84%, 06/15/2037(2)	7,675,000	7,254,752
SMB Private Education Loan Trust 2020-A
2.23%, 09/15/2037(2)	3,090,000	3,053,007
SoFi Consumer Loan Program 2017-3 LLC
2.77%, 05/25/2026(2)	2,566,407	2,544,106
SoFi Consumer Loan Program 2017-4 LLC
2.50%, 05/26/2026(2)	3,086,481	2,940,527
SoFi Consumer Loan Program 2017-6 LLC
3.52%, 11/25/2026(2)	1,765,000	1,647,279
SoFi Consumer Loan Program 2018-2 Trust
3.79%, 04/26/2027(2)	2,210,000	2,105,398
SoFi Consumer Loan Program 2018-3 Trust
4.02%, 08/25/2027(2)	1,375,000	1,266,177
SoFi Consumer Loan Program 2018-4 Trust
4.17%, 11/26/2027(2)	2,745,000	2,473,265
SoFi Consumer Loan Program 2019-1 Trust
3.73%, 02/25/2028(2)	5,690,000	5,001,336
SoFi Consumer Loan Program 2019-2 Trust
3.01%, 04/25/2028(2)	6,670,507	6,470,570
3.46%, 04/25/2028(2)	3,145,000	2,424,969
SoFi Consumer Loan Program 2019-3 Trust
2.90%, 05/25/2028(2)	1,613,181	1,562,907
3.35%, 05/25/2028(2)	5,965,000	5,001,593
SoFi Consumer Loan Program 2020-1 Trust
2.02%, 01/25/2029(2)	7,811,383	7,263,294
SoFi Professional Loan Program 2015-B LLC
3.52%, 03/25/2036(2)	260,259	261,757
SoFi Professional Loan Program 2015-C LLC

2.51%, 08/25/2033(2)	348,437	350,919
3.58%, 08/25/2036(2)	280,870	284,722
SoFi Professional Loan Program 2015-D LLC
3.59%, 10/26/2037(2)	627,902	629,959
SoFi Professional Loan Program 2016-B LLC
3.80%, 04/25/2037(2)	195,000	197,579
SoFi Professional Loan Program 2016-C LLC
3.35%, 05/25/2037(2)(4)	310,000	315,210
SoFi Professional Loan Program 2016-D LLC
3.23%, 01/25/2039(2)(4)	490,000	498,495
SoFi Professional Loan Program 2016-E LLC
3.44%, 07/25/2040(2)(4)	1,600,000	1,653,539
SoFi Professional Loan Program 2017-A LLC
4.43%, 03/26/2040(2)(4)	165,000	174,011
SoFi Professional Loan Program 2017-C LLC
1.55% (1 Month LIBOR USD + 0.60%), 07/25/2040(1)(2)	2,446,074	2,369,909
SoFi Professional Loan Program 2017-D LLC
2.65%, 09/25/2040(2)	3,799,398	3,767,037
SoFi Professional Loan Program 2017-E LLC
4.16%, 11/26/2040(2)	695,000	723,713
SoFi Professional Loan Program 2017-F LLC
3.62%, 01/25/2041(2)	1,405,000	1,387,710
SoFi Professional Loan Program 2018-C Trust
3.08%, 01/25/2048(2)	463,070	461,057
4.13%, 01/25/2048(2)	1,875,000	1,883,453
SoFi Professional Loan Program 2018-D Trust
3.12%, 02/25/2048(2)	4,457,025	4,476,911
3.60%, 02/25/2048(2)	5,525,000	5,537,586
SoFi Professional Loan Program 2019-B LLC
2.78%, 08/17/2048(2)	721,237	722,546
SoFi Professional Loan Program 2019-C LLC
2.37%, 11/16/2048(2)	3,980,000	3,978,092
Sound Point Clo XIV Ltd.
2.96% (3 Month LIBOR USD + 1.15%), 01/23/2029(1)(2)	3,400,000	3,288,116
Southwick Park CLO LLC
3.12% (3 Month LIBOR USD + 1.30%), 07/20/2032(1)(2)	11,400,000	10,910,541
SpringCastle Funding Asset-Backed Notes 2019-A
3.20%, 05/27/2036(2)	10,922,214	10,232,582
Springleaf Funding Trust 2017-A
2.68%, 07/15/2030(2)	7,900,000	7,569,023
3.86%, 07/15/2030(2)	1,270,000	1,110,185
Sprite 2017-1 Ltd.
4.25%, 12/15/2037(2)	945,472	710,670

St Paul’s CLO VI DAC
0.85% (3 Month EURIBOR + 0.85%), 08/20/2030(1)(2)	EUR	38,000,000	40,092,803
Stack Infrastructure Issuer LLC Series 2019-1
4.54%, 02/25/2044(2)		$7,364,346	7,214,211
Structured Adjustable Rate Mortgage Loan Trust
3.74%, 02/25/2035(4)		6,783,796	5,997,157
Structured Asset Investment Loan Trust 2004-8
1.85% (1 Month LIBOR USD + 0.90%, 0.60% Floor), 09/25/2034(1)		893,006	789,961
Structured Asset Mortgage Investments II Trust 2007-AR3
1.14% (1 Month LIBOR USD + 0.19%, 0.19% Floor, 10.50% Cap), 09/25/2047(1)		27,141,146	22,583,765
Structured Asset Securities Corp. Mortgage Loan Trust 2007-WF2
1.95% (1 Month LIBOR USD + 1.00%, 1.00% Floor), 08/25/2037(1)		570,837	544,618
STWD 2019-FL1 Ltd.
1.78% (1 Month LIBOR USD + 1.08%, 1.08% Floor), 07/15/2038(1)(2)		3,600,000	3,291,307
Symphony CLO XVII Ltd.
2.71% (3 Month LIBOR USD + 0.88%), 04/15/2028(1)(2)		4,030,000	3,932,837
Synchrony Credit Card Master Note Trust
2.56%, 06/15/2023		1,205,000	1,201,758
2.62%, 09/15/2023		650,000	647,833
3.36%, 03/15/2024		2,835,000	2,832,626
Taco Bell Funding LLC
4.32%, 11/25/2048(2)		11,341,438	11,058,015
THL Credit Wind River 2016-1 CLO Ltd.
3.48% (3 Month LIBOR USD + 1.65%), 07/15/2028(1)(2)		1,320,000	1,217,631
3.93% (3 Month LIBOR USD + 2.10%), 07/15/2028(1)(2)		1,395,000	1,246,197
Tikehau CLO II BV
0.88% (3 Month EURIBOR + 0.88%), 12/07/2029(1)(2)	EUR	2,300,000	2,416,000
Towd Point Mortgage Trust 2015-2
2.50%, 11/25/2060(2)(4)		$1,622,264	1,610,213
Towd Point Mortgage Trust 2015-3
3.00%, 03/25/2054(2)(4)		110,196	109,831
Towd Point Mortgage Trust 2015-4
2.75%, 04/25/2055(2)(4)		145,346	144,635
3.75%, 04/25/2055(2)(4)		960,000	927,987
Towd Point Mortgage Trust 2015-5
2.75%, 05/25/2055(2)(4)		153,735	152,473
Towd Point Mortgage Trust 2016-1
2.75%, 02/25/2055(2)(4)		694,231	691,424
3.00%, 02/25/2055(2)(4)		214,065	212,811
Towd Point Mortgage Trust 2016-2
2.75%, 08/25/2055(2)(4)		148,406	146,392
Towd Point Mortgage Trust 2016-3
2.25%, 04/25/2056(2)(4)		213,270	210,994

Towd Point Mortgage Trust 2016-4
2.25%, 07/25/2056(2)(4)	466,080	452,350
Towd Point Mortgage Trust 2017-1
2.75%, 10/25/2056(2)(4)	399,457	399,618
3.75%, 10/25/2056(2)(4)	6,315,000	5,919,838
Towd Point Mortgage Trust 2017-2
2.75%, 04/25/2057(2)(4)	185,312	181,531
Towd Point Mortgage Trust 2017-4
2.75%, 06/25/2057(2)(4)	1,186,174	1,148,595
3.25%, 06/25/2057(2)(4)	2,465,000	2,166,065
Towd Point Mortgage Trust 2017-5
1.55% (1 Month LIBOR USD + 0.60%), 02/25/2057(1)(2)	546,858	527,644
Towd Point Mortgage Trust 2018-3
3.75%, 05/25/2058(2)(4)	6,480,879	6,473,598
Towd Point Mortgage Trust 2018-4
3.00%, 06/25/2058(2)(4)	1,015,000	870,444
Towd Point Mortgage Trust 2018-SJ1
4.00%, 10/25/2058(2)(4)	2,793,480	2,800,046
Towd Point Mortgage Trust 2019-1
3.75%, 03/25/2058(2)(4)	11,628,295	11,937,535
Towd Point Mortgage Trust 2019-2
3.75%, 12/25/2058(2)(4)	6,860,000	5,816,952
Towd Point Mortgage Trust 2019-MH1
3.00%, 11/25/2058(2)(4)	603,405	606,860
Towd Point Mortgage Trust 2019-SJ1
4.17%, 11/25/2058(2)(4)	6,100,000	5,139,966
Towd Point Mortgage Trust 2019-SJ2
4.50%, 11/25/2058(2)(4)	12,971,000	12,952,520
Towd Point Mortgage Trust 2019-SJ3
3.00%, 11/25/2059(2)(4)	6,540,074	6,487,341
Toyota Auto Receivables 2017-B Owner Trust
1.76%, 07/15/2021	3,739,898	3,735,818
Toyota Auto Receivables 2017-C Owner Trust
1.78%, 11/15/2021	2,302,755	2,293,808
Toyota Auto Receivables 2018-A Owner Trust
2.35%, 05/16/2022	2,181,769	2,185,461
Tralee CLO V Ltd.
2.93% (3 Month LIBOR USD + 1.11%, 1.11% Floor), 10/20/2028(1)(2)	2,000,000	1,929,516
Tricon American Homes 2017-SFR2 Trust
2.93%, 01/17/2036(2)	4,252,935	4,174,568
Tricon American Homes 2019-SFR1 Trust
3.20%, 03/17/2038(2)	1,270,000	1,051,694
Upstart Securitization Trust 2019-2

2.90%, 09/20/2029(2)	419,275	388,398
Upstart Securitization Trust 2019-3
2.68%, 01/21/2030(2)	6,151,502	5,816,079
Upstart Securitization Trust 2020-1
2.32%, 04/22/2030(2)	3,250,000	3,066,238
Venture XIV CLO Ltd.
0.00% (3 Month LIBOR USD + 1.03%, 1.03% Floor), 08/28/2029(1)(2)(5)	15,300,000	14,672,731
Venture Xxv Clo Ltd.
3.05% (3 Month LIBOR USD + 1.23%), 04/20/2029(1)(2)	25,570,000	24,523,701
Vericrest Opportunity Loan Trust 2019-NPL5
3.35%, 09/25/2049(2)(3)	6,006,575	5,061,616
Vericrest Opportunity Loan Trust 2019-NPL8
3.28%, 11/25/2049(2)(3)	5,892,574	5,243,096
Vericrest Opportunity Loan Trust 2020-NPL2
2.98%, 02/25/2050(2)(3)	2,913,569	2,393,707
Verizon Owner Trust 2017-3
2.53%, 04/20/2022(2)	1,360,000	1,314,818
Verizon Owner Trust 2018-1
3.20%, 09/20/2022(2)	1,105,000	1,087,379
VOLT LXXXIII LLC
3.33%, 11/26/2049(2)(3)	2,218,386	1,962,461
VOLT LXXXV LLC
3.23%, 01/25/2050(2)(3)	5,138,852	4,527,086
VOLT LXXXVII LLC
2.98%, 02/25/2050(2)(3)	5,553,787	3,983,286
WaMu Mortgage Pass-Through Certificates Series 2007-HY1 Trust
3.72%, 02/25/2037(4)	9,665,221	8,273,145
WAVE 2017-1 Trust
3.84%, 11/15/2042(2)	2,226,380	1,686,380
Westlake Automobile Receivables Trust 2018-2
4.00%, 01/16/2024(2)	1,540,000	1,544,920
Westlake Automobile Receivables Trust 2018-3
4.00%, 10/16/2023(2)	1,215,000	1,213,813
Westlake Automobile Receivables Trust 2019-1
3.67%, 03/15/2024(2)	6,545,000	5,796,250
Wingstop Funding 2018-1 LLC
4.97%, 12/05/2048(2)	945,450	909,079
World Omni Auto Receivables Trust
1.64%, 08/17/2026	3,190,000	3,092,134
World Omni Select Auto Trust 2019-A
2.17%, 12/15/2025	4,785,000	4,570,914
Zais CLO 1 Ltd.
2.98% (3 Month LIBOR USD + 1.15%), 04/15/2028(1)(2)	14,900,000	14,474,694

Total Asset-Backed Obligations (Cost: $2,372,277,788)		2,200,461,271

Corporate Bonds – 32.87%
Basic Materials – 0.91%
ABJA Investment Co. Pte Ltd.
5.45%, 01/24/2028		4,800,000	3,531,474
Anglo American Capital Plc
4.00%, 09/11/2027(2)		1,000,000	940,963
4.13%, 09/27/2022(2)		3,883,000	3,827,644
4.50%, 03/15/2028(2)		19,220,000	19,055,205
5.38%, 04/01/2025(2)		450,000	454,804
ArcelorMittal
4.55%, 03/11/2026		5,950,000	5,340,339
6.13%, 06/01/2025		565,000	559,394
Arconic Corp.
6.13%, 02/15/2028(2)		1,275,000	1,303,687
Ashland Services BV
2.00%, 01/30/2028(2)	EUR	625,000	597,979
Celulosa Arauco y Constitucion SA
3.88%, 11/02/2027		$860,000	743,040
CF Industries, Inc.
4.50%, 12/01/2026(2)		5,145,000	5,409,971
CNAC HK Finbridge Co. Ltd.
4.63%, 03/14/2023		4,890,000	5,007,270
Corp. Nacional del Cobre de Chile
3.15%, 01/14/2030		2,456,000	2,273,224
3.63%, 08/01/2027		300,000	293,225
DuPont de Nemours, Inc.
3.77%, 11/15/2020		6,165,000	6,184,389
Equate Petrochemical BV
3.00%, 03/03/2022		690,000	662,276
4.25%, 11/03/2026		6,910,000	6,565,053
First Quantum Minerals Ltd.
6.50%, 03/01/2024(2)		200,000	166,000
6.88%, 03/01/2026(2)		200,000	160,500
FMC Corp.
3.45%, 10/01/2029		1,850,000	1,851,290
4.50%, 10/01/2049		1,025,000	990,811
Glencore Finance Canada Ltd.
4.95%, 11/15/2021(2)		1,170,000	1,158,710
Glencore Funding LLC
3.88%, 10/27/2027(2)		11,555,000	10,305,178
4.00%, 04/16/2025(2)		4,450,000	4,311,929

4.00%, 03/27/2027(2)	1,000,000	910,392
4.13%, 03/12/2024(2)	4,920,000	4,523,424
4.88%, 03/12/2029(2)	8,160,000	7,869,472
Huntsman International LLC
5.13%, 11/15/2022	1,797,000	1,841,925
Indonesia Asahan Aluminium Persero PT
5.23%, 11/15/2021(2)	800,000	800,000
5.23%, 11/15/2021	1,800,000	1,800,000
5.71%, 11/15/2023(2)	600,000	613,437
6.53%, 11/15/2028	200,000	212,016
6.53%, 11/15/2028(2)	1,200,000	1,272,098
6.76%, 11/15/2048	834,000	887,619
International Flavors & Fragrances, Inc.
5.00%, 09/26/2048	7,265,000	7,419,950
Israel Chemicals Ltd.
6.38%, 05/31/2038(2)	10,200,000	12,655,344
LYB International Finance III LLC
4.20%, 10/15/2049	4,050,000	3,973,943
Minera Mexico SA de CV
4.50%, 01/26/2050(2)	3,650,000	3,066,000
Minmetals Bounteous Finance BVI Ltd.
3.50%, 07/30/2020	3,400,000	3,416,457
Newcrest Finance Pty Ltd.
4.45%, 11/15/2021(2)	1,800,000	1,845,427
Newmont Goldcorp Corp.
3.70%, 03/15/2023	430,000	432,004
Orbia Advance Corp. SAB de CV
4.00%, 10/04/2027(2)	1,255,000	1,091,850
SASOL Financing USA LLC
5.88%, 03/27/2024	4,300,000	1,805,387
Solvay Finance America LLC
4.45%, 12/03/2025(2)	2,400,000	2,527,365
Suzano Austria GmbH
5.00%, 01/15/2030	3,465,000	3,049,200
6.00%, 01/15/2029	5,035,000	4,695,137
Syngenta Finance NV
3.70%, 04/24/2020(2)	2,350,000	2,345,480
3.93%, 04/23/2021(2)	7,942,000	7,483,977
4.44%, 04/24/2023(2)	200,000	188,394
4.89%, 04/24/2025(2)	550,000	539,362
5.18%, 04/24/2028(2)	500,000	426,991
Vale Overseas Ltd.
6.25%, 08/10/2026	1,299,000	1,402,946

6.88%, 11/21/2036		1,132,000	1,257,097
6.88%, 11/10/2039		316,000	348,393
Vale SA
3.75%, 01/10/2023	EUR	400,000	429,051
Westlake Chemical Corp.
1.63%, 07/17/2029		2,025,000	1,983,302
3.60%, 08/15/2026		$1,925,000	1,753,875

Total Basic Materials			166,561,670

Communications – 3.96%
Altice Financing SA
2.25%, 01/15/2025(2)	EUR	2,700,000	2,638,655
3.00%, 01/15/2028		4,700,000	4,557,447
5.00%, 01/15/2028(2)		$2,700,000	2,389,500
Altice France SA
5.50%, 01/15/2028(2)		4,815,000	4,508,284
7.38%, 05/01/2026(2)		1,400,000	1,414,000
8.13%, 02/01/2027(2)		700,000	729,750
AT&T, Inc.
3.80%, 02/15/2027		2,235,000	2,322,165
4.30%, 02/15/2030		6,690,000	7,200,588
4.35%, 03/01/2029		14,507,000	15,598,338
4.35%, 06/15/2045		10,531,000	11,135,126
4.50%, 05/15/2035		1,637,000	1,784,721
4.50%, 03/09/2048		27,499,000	29,843,552
4.55%, 03/09/2049		4,090,000	4,401,684
4.75%, 05/15/2046		9,050,000	10,050,616
4.80%, 06/15/2044		9,060,000	10,094,315
4.85%, 03/01/2039		10,680,000	12,083,754
4.90%, 08/15/2037		650,000	729,500
5.15%, 11/15/2046		3,055,000	3,592,639
5.25%, 03/01/2037		11,282,000	13,134,758
Axtel SAB de CV
6.38%, 11/14/2024		4,700,000	3,879,944
Baidu, Inc.
2.88%, 07/06/2022		5,105,000	5,103,402
3.88%, 09/29/2023		11,655,000	12,046,342
4.38%, 03/29/2028		1,850,000	2,022,526
4.88%, 11/14/2028		770,000	864,387
Bharti Airtel Ltd.
4.38%, 06/10/2025		225,000	207,275
British Telecommunications Plc
3.25%, 11/08/2029(2)		4,870,000	4,747,985
C&W Senior Financing DAC

6.88%, 09/15/2027(2)	200,000	172,500
6.88%, 09/15/2027	1,093,000	942,713
CBS Corp.
2.50%, 02/15/2023	1,500,000	1,473,869
CCO Holdings LLC / CCO Holdings Capital Corp.
4.50%, 08/15/2030(2)	12,407,000	12,158,860
4.50%, 05/01/2032(2)	185,000	180,412
5.38%, 06/01/2029(2)	2,466,000	2,534,062
CenturyLink, Inc.
4.00%, 02/15/2027(2)	1,158,000	1,105,890
Charter Communications Operating LLC / Charter Communications Operating Capital
3.41% (3 Month LIBOR USD + 1.65%), 02/01/2024(1)	402,000	390,464
3.58%, 07/23/2020	10,507,000	10,474,340
4.46%, 07/23/2022	9,852,000	10,176,168
4.50%, 02/01/2024	3,510,000	3,617,073
4.80%, 03/01/2050	6,945,000	7,236,196
4.91%, 07/23/2025	11,097,000	11,954,581
5.38%, 04/01/2038	980,000	1,057,681
5.75%, 04/01/2048	4,240,000	4,813,384
6.48%, 10/23/2045	1,515,000	1,852,248
Clear Channel Worldwide Holdings, Inc.
9.25%, 02/15/2024(2)	5,378,000	4,625,080
Comcast Corp.
3.15%, 03/01/2026	4,440,000	4,657,878
3.25%, 11/01/2039	4,650,000	4,907,272
3.30%, 02/01/2027	12,230,000	12,966,614
3.38%, 08/15/2025	4,345,000	4,614,390
4.70%, 10/15/2048	9,000,000	11,635,767
CommScope, Inc.
6.00%, 03/01/2026(2)	1,460,000	1,457,810
Connect Finco SARL / Connect US Finco LLC
6.75%, 10/01/2026(2)	646,000	533,758
Cox Communications, Inc.
3.15%, 08/15/2024(2)	3,400,000	3,476,867
4.50%, 06/30/2043(2)	950,000	922,837
4.70%, 12/15/2042(2)	810,000	797,575
4.80%, 02/01/2035(2)	8,725,000	9,483,221
Crown Castle Towers LLC
3.22%, 05/15/2022(2)	700,000	700,207
3.66%, 05/15/2025(2)	1,300,000	1,300,537
CSC Holdings LLC
5.38%, 02/01/2028(2)	530,000	540,600
5.50%, 04/15/2027(2)	2,300,000	2,380,270

6.50%, 02/01/2029(2)	1,316,000	1,419,293
Deutsche Telekom International Finance BV
1.95%, 09/19/2021(2)	800,000	789,963
2.82%, 01/19/2022(2)	2,045,000	2,030,548
Discovery Communications LLC
2.80%, 06/15/2020	7,200,000	7,183,152
3.95%, 03/20/2028	8,250,000	8,023,853
4.38%, 06/15/2021	380,000	388,557
5.00%, 09/20/2037	5,630,000	5,574,783
DISH DBS Corp.
5.13%, 05/01/2020	15,493,000	15,372,697
6.75%, 06/01/2021	4,250,000	4,309,500
eBay, Inc.
2.60%, 07/15/2022	2,279,000	2,284,806
4.00%, 07/15/2042	720,000	676,277
Expedia Group, Inc.
5.00%, 02/15/2026	7,385,000	6,672,786
Fox Corp.
3.05%, 04/07/2025	2,085,000	2,081,747
3.50%, 04/08/2030	2,805,000	2,799,362
4.71%, 01/25/2029(2)	2,585,000	2,835,724
Frontier Communications Corp.
8.00%, 04/01/2027(2)	864,000	852,146
Globo Comunicacao e Participacoes SA
4.88%, 01/22/2030(2)	5,800,000	4,956,100
iHeartCommunications, Inc.
6.38%, 05/01/2026	4,451,000	4,211,785
8.38%, 05/01/2027	4,818,000	4,102,045
Intelsat Connect Finance SA
9.50%, 02/15/2023(2)	710,000	260,925
Intelsat Jackson Holdings SA
5.50%, 08/01/2023	960,000	590,400
8.00%, 02/15/2024(2)	10,156,000	9,813,133
8.50%, 10/15/2024(2)	10,697,000	6,735,901
9.75%, 07/15/2025(2)	15,687,000	9,804,375
Intelsat Luxembourg SA
7.75%, 06/01/2021	8,455,000	4,227,500
Interpublic Group of Cos, Inc.
3.50%, 10/01/2020	1,130,000	1,112,844
3.75%, 10/01/2021	200,000	201,894
4.00%, 03/15/2022	216,000	223,723
Koninklijke KPN NV
8.38%, 10/01/2030	2,750,000	3,776,814

Level 3 Financing, Inc.
4.63%, 09/15/2027(2)		2,216,000	2,202,482
5.38%, 08/15/2022		820,000	824,100
5.38%, 01/15/2024		600,000	600,000
5.38%, 05/01/2025		1,474,000	1,466,630
MTN Mauritius Investments Ltd.
6.50%, 10/13/2026		3,500,000	3,339,833
Netflix, Inc.
4.63%, 05/15/2029	EUR	4,100,000	4,612,870
4.88%, 04/15/2028		$145,000	147,900
4.88%, 06/15/2030(2)		1,005,000	1,020,226
5.38%, 11/15/2029(2)		481,000	502,645
5.50%, 02/15/2022		300,000	305,250
Nokia OYJ
3.38%, 06/12/2022		280,000	278,785
4.38%, 06/12/2027		4,255,000	4,127,350
Radiate Holdco LLC / Radiate Finance, Inc.
6.88%, 02/15/2023(2)		20,000	18,200
Sable International Finance Ltd.
5.75%, 09/07/2027(2)		6,295,000	5,665,500
Sirius XM Radio, Inc.
4.63%, 07/15/2024(2)		275,000	279,106
5.00%, 08/01/2027(2)		1,385,000	1,405,637
5.38%, 04/15/2025(2)		265,000	267,647
5.38%, 07/15/2026(2)		510,000	516,222
5.50%, 07/01/2029(2)		115,000	117,300
Sprint Capital Corp.
6.88%, 11/15/2028		150,000	171,330
Sprint Communications, Inc.
6.00%, 11/15/2022		4,570,000	4,755,542
7.00%, 08/15/2020		12,097,000	12,173,211
11.50%, 11/15/2021		700,000	771,750
Sprint Corp.
7.13%, 06/15/2024		200,000	219,746
7.25%, 09/15/2021		19,338,000	19,931,677
7.63%, 03/01/2026		137,000	155,057
7.88%, 09/15/2023		701,000	772,768
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC
3.36%, 09/20/2021(2)		6,677,625	6,644,237
4.74%, 03/20/2025(2)		27,610,000	28,162,200
5.15%, 03/20/2028(2)		7,936,000	8,451,840
Telecom Italia Capital SA
6.00%, 09/30/2034		595,000	589,050

Telefonica Emisiones SA
5.46%, 02/16/2021		168,000	171,577
5.52%, 03/01/2049		12,055,000	14,145,953
Tencent Holdings Ltd.
3.58%, 04/11/2026(2)		1,439,000	1,525,210
3.80%, 02/11/2025		7,290,000	7,763,788
Time Warner Cable LLC
4.00%, 09/01/2021		370,000	370,683
4.50%, 09/15/2042		13,975,000	13,136,763
5.50%, 09/01/2041		11,204,000	11,715,444
5.88%, 11/15/2040		6,491,000	6,839,896
T-Mobile USA, Inc.
4.50%, 02/01/2026(16)		658,000	2,031
4.50%, 02/01/2026		1,238,000	1,259,665
4.75%, 02/01/2028(16)		1,053,000	3,023
4.75%, 02/01/2028		3,143,000	3,245,148
6.00%, 03/01/2023		876,000	880,827
6.00%, 04/15/2024		329,000	333,935
6.50%, 01/15/2024(16)		1,200,000	9,327
6.50%, 01/15/2024		1,045,000	1,060,675
Tower Bersama Infrastructure Tbk PT
4.25%, 01/21/2025		2,900,000	2,566,513
Turk Telekomunikasyon AS
6.88%, 02/28/2025(2)		8,000,000	7,447,200
United Group BV
4.88%, 07/01/2024(2)	EUR	200,000	199,073
4.88%, 07/01/2024		8,300,000	8,261,548
Univision Communications, Inc.
5.13%, 05/15/2023(2)		$6,215,000	5,500,275
5.13%, 02/15/2025(2)		7,686,000	6,552,315
Verizon Communications, Inc.
3.15%, 03/22/2030		4,330,000	4,656,378
4.00%, 03/22/2050		2,305,000	2,735,589
4.13%, 03/16/2027		4,330,000	4,818,320
4.67%, 03/15/2055		1,494,000	1,902,965
4.75%, 11/01/2041		685,000	797,571
5.01%, 04/15/2049		1,625,000	2,192,307
Viacom, Inc.
4.38%, 03/15/2043		1,650,000	1,463,906
ViacomCBS, Inc.
4.75%, 05/15/2025		13,790,000	13,740,163
4.95%, 01/15/2031		10,430,000	10,324,430
ViaSat, Inc.

5.63%, 09/15/2025(2)	175,000	163,608
5.63%, 04/15/2027(2)	105,000	103,688
Virgin Media Secured Finance Plc
5.50%, 08/15/2026(2)	1,285,000	1,304,275
5.50%, 05/15/2029(2)	6,899,000	6,899,000
Vodafone Group Plc
4.25%, 09/17/2050	6,885,000	7,011,478
4.38%, 05/30/2028	8,820,000	9,273,066
4.88%, 06/19/2049	6,963,000	7,692,313
5.00%, 05/30/2038	5,045,000	5,613,336
5.25%, 05/30/2048	9,235,000	11,144,463
VTR Finance BV
6.88%, 01/15/2024	4,476,000	4,061,925
Walt Disney Co.
4.70%, 03/23/2050	5,625,000	7,285,199
Ziggo BV
5.50%, 01/15/2027(2)	6,005,000	6,005,000

Total Communications		728,210,950

Consumer, Cyclical – 3.08%
1011778 BC ULC / New Red Finance, Inc.
4.25%, 05/15/2024(2)	132,000	131,669
Air Canada 2013-1 Class B Pass Through Trust
5.38%, 05/15/2021(2)	229,096	232,239
Air Canada 2015-2 Class B Pass Through Trust
5.00%, 12/15/2023(2)	1,653,034	1,566,755
Air Canada 2017-1 Class B Pass Through Trust
3.70%, 01/15/2026(2)	12,618,452	11,128,241
Alimentation Couche-Tard, Inc.
2.70%, 07/26/2022(2)	995,000	983,359
3.55%, 07/26/2027(2)	3,000,000	2,936,954
3.80%, 01/25/2050(2)	1,195,000	1,049,315
America West Airlines 2001-1 Pass Through Trust
7.10%, 04/02/2021	822,751	823,010
American Airlines 2013-1 Class A Pass Through Trust
4.00%, 07/15/2025	1,352,176	1,348,619
American Airlines 2014-1 Class A Pass Through Trust
3.70%, 10/01/2026	1,598,365	1,540,034
American Airlines 2015-1 Class B Pass Through Trust
3.70%, 05/01/2023	1,913,039	1,713,583
American Airlines 2015-2 Class B Pass Through Trust
4.40%, 09/22/2023	8,224,355	6,961,340
American Airlines 2016-1 Class AA Pass Through Trust
3.58%, 01/15/2028	508,203	482,123

American Airlines 2016-1 Class B Pass Through Trust
5.25%, 01/15/2024	2,363,019	2,375,364
American Airlines 2016-2 Class A Pass Through Trust
3.65%, 06/15/2028	1,239,879	1,337,436
American Airlines 2016-2 Class B Pass Through Trust
4.38%, 06/15/2024(2)	3,547,800	3,141,577
American Airlines 2016-3 Class B Pass Through Trust
3.75%, 10/15/2025	6,919,273	5,529,156
American Airlines 2017-1 Class B Pass Through Trust
4.95%, 02/15/2025	878,974	760,169
American Airlines 2017-2 Class AA Pass Through Trust
3.35%, 10/15/2029	753,430	748,315
American Airlines 2017-2 Class B Pass Through Trust
3.70%, 10/15/2025	7,507,815	6,402,738
American Airlines 2019-1 Class B Pass Through Trust
3.85%, 02/15/2028	13,263,578	10,198,057
AutoNation, Inc.
3.35%, 01/15/2021	770,000	766,134
AutoZone, Inc.
3.63%, 04/15/2025	5,645,000	5,723,334
4.00%, 04/15/2030	8,465,000	8,639,013
Banijay Entertainment SASU
5.38%, 03/01/2025(2)	300,000	274,500
BMW Finance NV
2.25%, 08/12/2022(2)	7,300,000	6,984,661
BMW US Capital LLC
3.10%, 04/12/2021(2)	5,495,000	5,468,846
3.25%, 08/14/2020(2)	14,250,000	14,211,702
British Airways 2019-1 Class A Pass Through Trust
3.35%, 06/15/2029(2)	3,295,000	3,103,506
Choice Hotels International, Inc.
5.75%, 07/01/2022	3,000,000	2,743,320
Churchill Downs, Inc.
4.75%, 01/15/2028(2)	2,652,000	2,307,240
5.50%, 04/01/2027(2)	4,997,000	4,709,672
Continental Airlines 2007-1 Class A Pass Through Trust
5.98%, 04/19/2022	4,008,167	4,109,418
Continental Airlines 2012-2 Class A Pass Through Trust
4.00%, 10/29/2024	1,605,144	1,551,750
Daimler Finance North America LLC
2.55%, 08/15/2022(2)	4,700,000	4,506,121
2.59% (3 Month LIBOR USD + 0.90%), 02/15/2022(1)(2)	8,420,000	7,804,272
2.70%, 06/14/2024(2)	500,000	482,882

3.00%, 02/22/2021(2)		2,210,000	2,148,942
3.88%, 09/15/2021(2)		850,000	836,127
Delta Air Lines 2007-1 Class A Pass Through Trust
6.82%, 08/10/2022		23,787	25,050
Delta Air Lines, Inc.
3.40%, 04/19/2021		350,000	318,685
3.63%, 03/15/2022		3,757,000	3,514,254
Diamond Resorts International, Inc.
7.75%, 09/01/2023(2)		4,234,000	3,048,480
Dillard’s, Inc.
7.00%, 12/01/2028		380,000	354,692
7.75%, 07/15/2026		135,000	134,170
7.75%, 05/15/2027		85,000	82,633
DR Horton, Inc.
4.38%, 09/15/2022		10,658,000	10,855,475
Emirates Airline
4.50%, 02/06/2025		2,857,080	2,711,375
FCE Bank Plc
1.88%, 06/24/2021	EUR	300,000	304,400
Ford Motor Credit Co. LLC
0.00% (3 Month EURIBOR + 0.37%), 12/01/2021(1)(5)		610,000	588,673
0.02% (3 Month EURIBOR + 0.43%), 05/14/2021(1)(5)		220,000	228,080
1.57% (3 Month LIBOR USD + 0.79%), 06/12/2020(1)		$400,000	388,134
1.74%, 07/19/2024	EUR	1,200,000	1,035,536
2.19% (3 Month LIBOR USD + 0.43%), 11/02/2020(1)		$3,110,000	2,908,690
2.34%, 11/02/2020		7,795,000	7,483,200
2.43%, 06/12/2020		4,525,000	4,400,562
2.64% (3 Month LIBOR USD + 1.27%), 03/28/2022(1)		350,000	284,476
2.71% (3 Month LIBOR USD + 0.81%), 04/05/2021(1)		400,000	370,000
2.73% (3 Month LIBOR USD + 0.88%), 10/12/2021(1)		3,390,000	3,117,092
2.93% (3 Month LIBOR USD + 1.24%), 02/15/2023(1)		500,000	394,640
3.16%, 08/04/2020		2,420,000	2,359,863
3.20%, 01/15/2021		3,750,000	3,623,437
3.22%, 01/09/2022		3,950,000	3,683,375
3.34%, 03/18/2021		12,400,000	11,842,000
3.34%, 03/28/2022		4,740,000	4,409,622
3.35%, 11/01/2022		3,625,000	3,335,000
3.47%, 04/05/2021		2,915,000	2,797,526
3.55%, 10/07/2022		4,200,000	3,916,500
3.81%, 10/12/2021		4,810,000	4,593,550
5.09%, 01/07/2021		1,405,000	1,349,671
5.60%, 01/07/2022		15,024,000	14,535,720
5.75%, 02/01/2021		4,155,000	4,030,350

5.88%, 08/02/2021		9,650,000	9,457,000
General Motors Co.
1.80% (3 Month LIBOR USD + 0.90%), 09/10/2021(1)		3,000,000	2,707,393
5.20%, 04/01/2045		3,485,000	2,762,219
6.25%, 10/02/2043		2,080,000	1,651,833
6.60%, 04/01/2036		975,000	848,538
General Motors Financial Co., Inc.
0.18% (3 Month EURIBOR + 0.55%), 03/26/2022(1)(5)	EUR	450,000	465,415
2.65%, 04/13/2020		$1,500,000	1,498,835
2.73% (3 Month LIBOR USD + 0.85%), 04/09/2021(1)		10,375,000	9,340,256
3.15%, 06/30/2022		3,715,000	3,353,632
3.20%, 07/13/2020		6,992,000	6,971,605
3.20%, 07/06/2021		2,840,000	2,711,944
3.45%, 04/10/2022		1,470,000	1,357,698
3.55%, 04/09/2021		32,590,000	31,226,608
4.00%, 10/06/2026		1,900,000	1,614,789
4.20%, 03/01/2021		675,000	649,620
4.20%, 11/06/2021		2,110,000	2,006,104
4.30%, 07/13/2025		540,000	495,945
4.35%, 04/09/2025		1,530,000	1,370,710
4.35%, 01/17/2027		3,000,000	2,478,198
4.38%, 09/25/2021		8,020,000	7,383,223
5.10%, 01/17/2024		13,185,000	12,142,630
5.25%, 03/01/2026		345,000	304,514
Harley-Davidson Financial Services, Inc.
2.85%, 01/15/2021(2)		3,287,000	3,238,458
Hasbro, Inc.
3.00%, 11/19/2024		4,910,000	5,025,924
3.55%, 11/19/2026		2,270,000	2,166,032
Hyundai Capital America
1.69% (3 Month LIBOR USD + 0.80%), 09/18/2020(1)(2)		1,170,000	1,163,878
2.38%, 02/10/2023(2)		4,575,000	4,312,960
InterContinental Hotels Group Plc
2.13%, 08/24/2026	GBP	400,000	390,624
2.13%, 05/15/2027	EUR	200,000	200,718
Las Vegas Sands Corp.
3.20%, 08/08/2024		$1,200,000	1,080,490
3.50%, 08/18/2026		1,965,000	1,797,737
Latam Airlines 2015-1 Pass Through Trust A
4.20%, 11/15/2027		2,647,488	2,382,740
Latam Airlines 2015-1 Pass Through Trust B
4.50%, 11/15/2023		384,001	326,401
Lennar Corp.

4.75%, 11/29/2027		4,275,000	4,264,313
4.88%, 12/15/2023		510,000	499,800
Live Nation Entertainment, Inc.
4.75%, 10/15/2027(2)		1,819,000	1,628,005
Lowe’s Cos, Inc.
4.50%, 04/15/2030		4,900,000	5,406,418
5.13%, 04/15/2050		1,290,000	1,553,852
Magna International, Inc.
4.15%, 10/01/2025		665,000	728,692
McDonald’s Corp.
3.60%, 07/01/2030		3,430,000	3,592,242
3.63%, 09/01/2049		7,795,000	7,897,240
Melco Resorts Finance Ltd.
5.38%, 12/04/2029(2)		2,900,000	2,494,920
5.63%, 07/17/2027(2)		400,000	348,263
MGM China Holdings Ltd.
5.88%, 05/15/2026(2)		700,000	616,000
Mitchells & Butlers Finance Plc
1.19% (3 Month LIBOR USD + 0.45%), 12/15/2030(1)		9,326,408	8,574,626
6.01%, 12/15/2028	GBP	312,729	446,188
Mitsubishi Corp.
2.63%, 07/14/2022		$200,000	196,897
Nissan Motor Acceptance Corp.
1.90%, 09/14/2021(2)		481,000	454,430
2.74% (3 Month LIBOR USD + 0.89%), 01/13/2022(1)(2)		700,000	680,796
3.15%, 03/15/2021(2)		400,000	394,144
3.65%, 09/21/2021(2)		300,000	293,849
Panasonic Corp.
2.54%, 07/19/2022(2)		985,000	969,769
PetSmart, Inc.
5.88%, 06/01/2025(2)		172,000	169,420
QVC, Inc.
4.38%, 03/15/2023		4,322,000	4,087,089
4.45%, 02/15/2025		482,000	396,603
4.85%, 04/01/2024		3,107,000	2,687,597
5.13%, 07/02/2022		4,255,000	3,569,279
Rite Aid Corp.
6.13%, 04/01/2023(2)		1,911,000	1,643,460
Sands China Ltd.
4.60%, 08/08/2023		4,200,000	4,294,458
5.13%, 08/08/2025		1,600,000	1,504,000
5.40%, 08/08/2028		2,000,000	1,874,020
Southwest Airlines Co. 2007-1 Pass Through Trust

6.65%, 08/01/2022		68,160	67,807
Staples, Inc.
7.50%, 04/15/2026(2)		111,000	97,126
Starbucks Corp.
2.25%, 03/12/2030		310,000	289,258
3.80%, 08/15/2025		5,465,000	5,808,736
Toyota Motor Credit Corp.
2.65%, 04/12/2022		17,580,000	17,740,887
2.95%, 04/13/2021		14,545,000	14,600,145
Toyota Motor Finance Netherlands BV
2.76%, 04/26/2021		1,500,000	1,500,265
United Airlines 2016-1 Class B Pass Through Trust
3.65%, 01/07/2026		1,396,366	1,131,073
United Airlines 2016-2 Class B Pass Through Trust
3.65%, 10/07/2025		1,785,856	1,663,813
United Airlines 2018-1 Class A Pass Through Trust
3.70%, 03/01/2030		597,137	570,985
United Airlines 2018-1 Class B Pass Through Trust
4.60%, 03/01/2026		5,932,557	5,139,724
United Airlines 2019-2 Class A Pass Through Trust
2.90%, 05/01/2028		1,495,000	1,345,500
United Airlines 2019-2 Class AA Pass Through Trust
2.70%, 05/01/2032		930,000	835,267
United Airlines 2019-2 Class B Pass Through Trust
3.50%, 05/01/2028		1,540,000	1,202,233
US Airways 2011-1 Class A Pass Through Trust
7.13%, 10/22/2023		1,502,464	1,623,334
US Airways 2013-1 Class A Pass Through Trust
3.95%, 11/15/2025		1,477,595	1,476,717
Volkswagen Bank GmbH
0.00% (3 Month EURIBOR + 0.42%), 06/15/2021(1)(5)	EUR	1,400,000	1,522,088
0.63%, 09/08/2021		7,500,000	8,148,004
1.88%, 01/31/2024		300,000	324,349
Volkswagen Group of America Finance LLC
2.06% (3 Month LIBOR USD + 0.86%), 09/24/2021(1)(2)		$4,300,000	3,938,148
2.48% (3 Month LIBOR USD + 0.77%), 11/13/2020(1)(2)		8,300,000	8,195,262
2.50%, 09/24/2021(2)		2,350,000	2,290,243
2.65% (3 Month LIBOR USD + 0.94%), 11/12/2021(1)(2)		8,300,000	8,122,372
2.70%, 09/26/2022(2)		6,040,000	5,840,264
2.85%, 09/26/2024(2)		2,640,000	2,488,774
3.20%, 09/26/2026(2)		2,970,000	2,856,765
4.00%, 11/12/2021(2)		8,800,000	8,703,725
4.63%, 11/13/2025(2)		6,525,000	6,732,780

Volkswagen Leasing GmbH
0.07% (3 Month EURIBOR + 0.45%), 07/06/2021(1)(5)	EUR	400,000	434,181
1.63%, 08/15/2025		3,095,000	3,220,389
Walgreens Boots Alliance, Inc.
3.80%, 11/18/2024		$2,550,000	2,620,170
4.80%, 11/18/2044		926,000	909,656
Wyndham Destinations, Inc.
3.90%, 03/01/2023		1,170,000	982,800
4.25%, 03/01/2022		40,000	35,288
5.40%, 04/01/2024		72,000	60,840
5.75%, 04/01/2027		6,035,000	5,039,225
6.35%, 10/01/2025		1,120,000	940,800
Wynn Macau Ltd.
5.13%, 12/15/2029(2)		600,000	504,000
5.50%, 10/01/2027(2)		2,000,000	1,774,030
Yum! Brands, Inc.
4.75%, 01/15/2030(2)		520,000	484,328
7.75%, 04/01/2025(2)		1,870,000	1,963,500
ZF North America Capital, Inc.
4.00%, 04/29/2020(2)		1,910,000	1,900,450
4.50%, 04/29/2022(2)		1,050,000	980,211
4.75%, 04/29/2025(2)		3,190,000	2,676,020

Total Consumer, Cyclical			565,718,977

Consumer, Non-cyclical – 5.71%
AA Bond Co. Ltd.
2.88%, 01/31/2022	GBP	5,547,000	6,490,519
4.25%, 07/31/2020		10,080,000	12,273,916
AbbVie, Inc.
2.85%, 05/14/2023		$1,000,000	1,013,667
2.95%, 11/21/2026(2)		7,020,000	7,152,378
3.20%, 11/21/2029(2)		715,000	729,424
3.60%, 05/14/2025		7,845,000	8,265,272
4.05%, 11/21/2039(2)		6,934,000	7,271,836
4.25%, 11/14/2028		4,500,000	4,866,713
4.25%, 11/21/2049(2)		11,625,000	12,539,528
4.40%, 11/06/2042		1,994,000	2,215,826
4.45%, 05/14/2046		5,880,000	6,248,535
4.70%, 05/14/2045		5,020,000	5,639,632
4.88%, 11/14/2048		5,355,000	6,246,641
Aetna, Inc.
2.80%, 06/15/2023		3,388,000	3,408,896
3.50%, 11/15/2024		3,370,000	3,427,584
Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC

5.75%, 03/15/2025		2,320,000	2,317,123
7.50%, 03/15/2026(2)		1,640,000	1,767,592
Allergan Finance LLC
3.25%, 10/01/2022		9,250,000	9,273,578
Allergan Funding SCS
2.63%, 11/15/2028	EUR	1,510,000	1,719,380
3.45%, 03/15/2022		$380,000	394,488
3.80%, 03/15/2025		3,618,000	3,704,893
Allergan Sales LLC
5.00%, 12/15/2021(2)		3,000,000	3,107,750
Altria Group, Inc.
4.80%, 02/14/2029		1,390,000	1,454,395
5.80%, 02/14/2039		11,870,000	13,006,620
5.95%, 02/14/2049		400,000	465,390
Amgen, Inc.
2.60%, 08/19/2026		3,200,000	3,285,976
4.40%, 05/01/2045		5,601,000	6,540,271
4.66%, 06/15/2051		1,770,000	2,228,968
Anheuser-Busch InBev Worldwide, Inc.
4.60%, 04/15/2048		5,200,000	5,508,498
4.90%, 02/01/2046		2,455,000	2,679,650
Anthem, Inc.
2.50%, 11/21/2020		15,420,000	15,364,497
3.65%, 12/01/2027		2,580,000	2,664,285
4.38%, 12/01/2047		1,000,000	1,076,436
4.63%, 05/15/2042		1,838,000	2,044,377
4.65%, 01/15/2043		2,562,000	2,889,719
Ascension Health
3.95%, 11/15/2046		825,000	958,112
Ashtead Capital, Inc.
5.25%, 08/01/2026(2)		4,585,000	4,367,212
Avon International Capital Plc
6.50%, 08/15/2022(2)		184,000	162,840
B&G Foods, Inc.
5.25%, 09/15/2027		1,390,000	1,355,250
Bacardi Ltd.
4.70%, 05/15/2028(2)		2,047,000	2,188,973
5.30%, 05/15/2048(2)		2,730,000	2,965,470
BAT Capital Corp.
2.76%, 08/15/2022		3,124,000	3,076,788
3.56%, 08/15/2027		7,240,000	6,818,877
4.54%, 08/15/2047		10,555,000	9,632,193
BAT International Finance Plc

3.25%, 06/07/2022(2)	2,978,000	2,964,258
3.50%, 06/15/2022(2)	326,000	324,649
Bausch Health Americas, Inc.
8.50%, 01/31/2027(2)	1,395,000	1,457,775
Bausch Health Cos, Inc.
5.50%, 11/01/2025(2)	4,400,000	4,445,320
5.75%, 08/15/2027(2)	1,080,000	1,111,968
Bayer US Finance II LLC
1.85% (3 Month LIBOR USD + 0.63%), 06/25/2021(1)(2)	1,500,000	1,452,085
2.75%, 07/15/2021(2)	5,312,000	5,255,244
3.38%, 07/15/2024(2)	915,000	918,830
3.50%, 06/25/2021(2)	800,000	801,549
3.88%, 12/15/2023(2)	10,865,000	11,117,359
4.25%, 12/15/2025(2)	5,060,000	5,256,658
4.38%, 12/15/2028(2)	12,685,000	13,557,941
4.40%, 07/15/2044(2)	4,200,000	4,158,712
4.88%, 06/25/2048(2)	11,025,000	12,707,867
Bayer US Finance LLC
3.00%, 10/08/2021(2)	900,000	890,880
3.38%, 10/08/2024(2)	5,000,000	5,131,839
Becton Dickinson & Co.
2.89%, 06/06/2022	6,000,000	6,004,940
3.25%, 11/12/2020	2,100,000	2,098,351
3.36%, 06/06/2024	5,185,000	5,196,216
3.70%, 06/06/2027	13,027,000	13,238,449
3.73%, 12/15/2024	2,152,000	2,206,342
4.67%, 06/06/2047	3,490,000	3,765,522
7.00%, 08/01/2027	361,000	430,613
Biogen, Inc.
2.90%, 09/15/2020	4,000,000	4,011,608
Boston Scientific Corp.
3.38%, 05/15/2022	600,000	619,005
BRF GmbH
4.35%, 09/29/2026	4,643,000	3,964,658
BRF SA
4.88%, 01/24/2030	6,857,000	5,759,880
Bristol-Myers Squibb Co.
3.55%, 08/15/2022(2)	975,000	1,027,537
5.25%, 08/15/2043(2)	1,940,000	2,647,776
Bunge Ltd. Finance Corp.
3.75%, 09/25/2027	4,565,000	4,170,411
Campbell Soup Co.
1.37% (3 Month LIBOR USD + 0.63%), 03/15/2021(1)	1,324,000	1,281,893

3.30%, 03/15/2021	100,000	99,750
Cardinal Health, Inc.
3.75%, 09/15/2025	3,935,000	4,049,155
4.50%, 11/15/2044	905,000	898,977
4.90%, 09/15/2045	960,000	1,009,116
Centene Corp.
3.38%, 02/15/2030(2)	14,295,000	13,294,350
4.63%, 12/15/2029(2)	8,275,000	8,316,375
4.75%, 05/15/2022	383,000	384,915
5.38%, 06/01/2026(2)	3,100,000	3,193,341
5.38%, 08/15/2026(2)	5,000,000	5,100,000
China Merchants Finance Co. Ltd.
3.50%, 08/03/2020	700,000	703,227
CHS/Community Health Systems, Inc.
6.25%, 03/31/2023	28,091,000	26,668,893
6.63%, 02/15/2025(2)	3,869,000	3,578,825
8.00%, 03/15/2026(2)	4,312,000	4,096,400
8.63%, 01/15/2024(2)	8,172,000	8,067,317
Cigna Corp.
2.40%, 03/15/2030	6,755,000	6,389,758
3.05%, 11/30/2022(2)	800,000	820,190
3.05%, 10/15/2027(2)	4,115,000	4,093,487
3.20%, 09/17/2020	11,060,000	11,075,936
3.40%, 03/01/2027(2)	11,228,000	11,388,130
3.40%, 03/15/2050	3,000,000	2,857,429
4.13%, 11/15/2025	2,105,000	2,253,960
4.38%, 10/15/2028	15,030,000	16,166,863
4.50%, 02/25/2026(2)	16,415,000	17,724,435
4.80%, 08/15/2038	3,350,000	3,764,956
4.90%, 12/15/2048	13,800,000	16,680,000
Cintas Corp. No 2
4.30%, 06/01/2021	165,000	170,350
Coca-Cola Co.
3.15%, 11/15/2020	2,949,000	2,967,391
CVS Health Corp.
3.25%, 08/15/2029	8,640,000	8,415,095
3.70%, 03/09/2023	900,000	936,889
3.75%, 04/01/2030	5,050,000	5,225,179
4.10%, 03/25/2025	8,335,000	8,771,895
4.75%, 12/01/2022(2)	56,000	59,283
5.05%, 03/25/2048	36,010,000	40,893,167
5.13%, 07/20/2045	3,735,000	4,282,700
CVS Pass-Through Trust

5.77%, 01/10/2033(2)		65,355	79,978
5.77%, 01/10/2033		2,399,977	2,936,985
6.04%, 12/10/2028		1,348,705	1,463,826
CVS Pass-Through Trust Series 2014
4.16%, 08/11/2036(2)		10,568,056	11,865,499
Danone SA
2.08%, 11/02/2021(2)		1,949,000	1,950,908
3.00%, 06/15/2022(2)		11,845,000	12,031,220
DP World Crescent Ltd.
4.85%, 09/26/2028		1,050,000	957,522
DP World Plc
2.38%, 09/25/2026(2)	EUR	400,000	407,949
4.25%, 09/25/2030(2)	GBP	200,000	223,844
Elanco Animal Health, Inc.
5.02%, 08/28/2023		$2,840,000	2,872,662
5.65%, 08/28/2028		4,195,000	4,426,990
Encompass Health Corp.
4.75%, 02/01/2030		2,977,000	2,932,345
Equifax, Inc.
3.60%, 08/15/2021		4,485,000	4,473,069
ERAC USA Finance LLC
2.60%, 12/01/2021(2)		1,180,000	1,181,209
3.80%, 11/01/2025(2)		4,605,000	4,779,892
Fresenius Medical Care US Finance II, Inc.
4.13%, 10/15/2020(2)		114,000	113,263
Fresenius Medical Care US Finance, Inc.
5.75%, 02/15/2021(2)		570,000	584,536
G4S International Finance Plc
1.50%, 01/09/2023	EUR	100,000	108,320
General Mills, Inc.
3.20%, 04/16/2021		$1,645,000	1,660,495
George Washington University
3.55%, 09/15/2046		740,000	774,032
Gilead Sciences, Inc.
4.60%, 09/01/2035		3,961,000	5,080,113
4.75%, 03/01/2046		375,000	479,550
GlaxoSmithKline Capital Plc
3.13%, 05/14/2021		8,775,000	8,894,175
Global Payments, Inc.
2.65%, 02/15/2025		319,000	316,198
Greene King Finance Plc
4.06%, 03/15/2035	GBP	3,756,015	5,204,454
5.11%, 03/15/2034		450,000	656,811

HCA, Inc.
3.50%, 09/01/2030		$1,684,000	1,528,872
4.50%, 02/15/2027		12,510,000	12,877,124
5.00%, 03/15/2024		7,416,000	7,679,523
5.13%, 06/15/2039		3,000,000	3,098,532
5.25%, 04/15/2025		10,979,000	11,516,462
5.25%, 06/15/2026		3,755,000	3,938,888
5.25%, 06/15/2049		24,180,000	25,811,324
5.38%, 02/01/2025		810,000	824,167
5.88%, 05/01/2023		844,000	881,026
5.88%, 02/01/2029		980,000	1,036,350
7.50%, 11/06/2033		1,035,000	1,055,700
Hill-Rom Holdings, Inc.
4.38%, 09/15/2027(2)		835,000	822,475
Hologic, Inc.
4.63%, 02/01/2028(2)		3,215,000	3,182,850
Humana, Inc.
3.15%, 12/01/2022		3,503,000	3,494,776
3.85%, 10/01/2024		4,014,000	4,082,689
3.95%, 08/15/2049		520,000	513,516
4.95%, 10/01/2044		670,000	761,428
IHS Markit Ltd.
4.00%, 03/01/2026(2)		500,000	496,800
4.25%, 05/01/2029		60,000	63,451
4.75%, 02/15/2025(2)		3,900,000	4,099,095
4.75%, 08/01/2028		3,425,000	3,584,468
5.00%, 11/01/2022(2)		5,186,000	5,447,413
Imperial Brands Finance Plc
3.75%, 07/21/2022(2)		3,710,000	3,708,424
IQVIA, Inc.
2.88%, 09/15/2025(2)	EUR	100,000	107,566
Japan Tobacco, Inc.
2.00%, 04/13/2021		$5,230,000	5,218,530
JBS USA LUX SA / JBS USA Finance, Inc.
5.75%, 06/15/2025(2)		3,530,000	3,565,300
6.75%, 02/15/2028(2)		2,130,000	2,273,775
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc.
5.50%, 01/15/2030(2)		5,675,000	5,859,438
6.50%, 04/15/2029(2)		735,000	788,435
Keurig Dr Pepper, Inc.
3.20%, 11/15/2021		500,000	499,669
3.55%, 05/25/2021		9,364,000	9,472,592
Kraft Heinz Foods Co.

2.30% (3 Month LIBOR USD + 0.57%), 02/10/2021(1)	450,000	425,646
2.80%, 07/02/2020	132,000	131,020
3.00%, 06/01/2026	2,108,000	2,048,453
3.38%, 06/15/2021	10,130,000	10,148,637
3.95%, 07/15/2025	102,000	100,283
4.38%, 06/01/2046	20,816,000	18,774,182
4.88%, 02/15/2025(2)	1,503,000	1,506,380
4.88%, 10/01/2049(2)	15,875,000	14,452,100
5.00%, 07/15/2035	1,000,000	997,196
5.00%, 06/04/2042	8,171,000	7,745,017
5.20%, 07/15/2045	5,605,000	5,394,654
Kroger Co.
5.40%, 01/15/2049	3,561,000	4,290,682
Molina Healthcare, Inc.
5.38%, 11/15/2022	1,913,000	1,893,870
Mondelez International Holdings Netherlands BV
2.00%, 10/28/2021(2)	3,420,000	3,404,952
Mylan NV
5.25%, 06/15/2046	5,065,000	4,838,908
Mylan, Inc.
5.20%, 04/15/2048	1,145,000	1,027,792
5.40%, 11/29/2043	1,290,000	1,286,324
NBM US Holdings, Inc.
7.00%, 05/14/2026(2)	4,955,000	4,496,663
New York & Presbyterian Hospital
3.56%, 08/01/2036	2,630,000	2,785,932
NYU Langone Hospitals
4.43%, 07/01/2042	2,000,000	2,175,264
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA
6.63%, 05/15/2022(2)	804,000	759,780
7.25%, 02/01/2028(2)	944,000	811,746
Par Pharmaceutical, Inc.
7.50%, 04/01/2027(2)	879,000	874,605
Partners Healthcare System, Inc.
3.34%, 07/01/2060	3,375,000	3,300,260
Pernod Ricard SA
4.25%, 07/15/2022(2)	1,600,000	1,612,751
4.45%, 01/15/2022(2)	2,700,000	2,773,517
Perrigo Finance Unlimited Co.
3.90%, 12/15/2024	1,980,000	1,944,200
4.38%, 03/15/2026	5,490,000	5,672,250
Pilgrim’s Pride Corp.
5.88%, 09/30/2027(2)	530,000	528,092

Post Holdings, Inc.
4.63%, 04/15/2030(2)		505,000	483,538
5.00%, 08/15/2026(2)		1,570,000	1,615,766
5.75%, 03/01/2027(2)		4,806,000	4,924,756
Reckitt Benckiser Treasury Services Plc
2.38%, 06/24/2022(2)		6,030,000	5,918,460
Rede D’or Finance Sarl
4.50%, 01/22/2030(2)		6,900,000	5,985,750
Refinitiv US Holdings, Inc.
4.50%, 05/15/2026	EUR	1,200,000	1,310,245
RELX Capital, Inc.
3.50%, 03/16/2023		$1,153,000	1,200,417
Reynolds American, Inc.
3.25%, 06/12/2020		750,000	747,750
3.25%, 11/01/2022		1,215,000	1,177,775
4.00%, 06/12/2022		900,000	911,452
4.45%, 06/12/2025		10,905,000	11,105,099
5.70%, 08/15/2035		3,650,000	4,018,828
5.85%, 08/15/2045		9,235,000	9,930,666
6.88%, 05/01/2020		1,000,000	1,002,613
Shire Acquisitions Investments Ireland DAC
2.40%, 09/23/2021		773,000	770,107
Sigma Alimentos SA de CV
4.13%, 05/02/2026		3,300,000	3,057,483
Sigma Finance Netherlands BV
4.88%, 03/27/2028		2,500,000	2,388,538
Smithfield Foods, Inc.
4.25%, 02/01/2027(2)		1,290,000	1,197,504
Spectrum Brands, Inc.
5.75%, 07/15/2025		2,142,000	2,002,770
6.13%, 12/15/2024		500,000	477,500
Suntory Holdings Ltd.
2.55%, 06/28/2022(2)		810,000	809,755
Takeda Pharmaceutical Co. Ltd.
4.00%, 11/26/2021		9,350,000	9,469,970
Teleflex, Inc.
4.63%, 11/15/2027		2,272,000	2,269,501
Tenet Healthcare Corp.
4.63%, 07/15/2024		820,000	781,050
4.63%, 09/01/2024(2)		4,500,000	4,310,100
4.88%, 01/01/2026(2)		4,987,000	4,750,118
Teva Pharmaceutical Finance Co. BV
2.95%, 12/18/2022		1,350,000	1,237,707

Teva Pharmaceutical Finance Netherlands II BV
0.38%, 07/25/2020	EUR	5,215,197	5,640,680
1.25%, 03/31/2023		300,000	289,878
3.25%, 04/15/2022		1,300,000	1,363,773
Teva Pharmaceutical Finance Netherlands III BV
2.20%, 07/21/2021		$11,174,000	10,673,181
2.80%, 07/21/2023		4,490,000	4,097,080
3.15%, 10/01/2026		5,355,000	4,510,784
4.10%, 10/01/2046		590,000	430,700
Thermo Fisher Scientific, Inc.
0.13%, 03/01/2025	EUR	1,290,000	1,336,086
Transurban Finance Co. Pty Ltd.
3.38%, 03/22/2027(2)		$2,635,000	2,799,565
Unilever Capital Corp.
3.00%, 03/07/2022		5,625,000	5,812,471
UnitedHealth Group, Inc.
3.50%, 08/15/2039		1,430,000	1,537,936
3.70%, 08/15/2049		475,000	528,578
3.88%, 12/15/2028		1,070,000	1,205,379
3.88%, 08/15/2059		1,367,000	1,489,050
4.20%, 01/15/2047		1,288,000	1,526,721
4.25%, 06/15/2048		5,000,000	5,921,576
4.75%, 07/15/2045		1,712,000	2,182,865
Universal Health Services, Inc.
4.75%, 08/01/2022(2)		7,595,000	7,552,316
5.00%, 06/01/2026(2)		7,497,000	7,478,258
University of Chicago
2.76%, 04/01/2045		3,170,000	2,995,281
US Renal Care, Inc.
10.63%, 07/15/2027(2)		558,000	468,720
Verisk Analytics, Inc.
4.13%, 03/15/2029		3,835,000	4,048,296
Zimmer Biomet Holdings, Inc.
1.80% (3 Month LIBOR USD + 0.75%), 03/19/2021(1)		970,000	958,308
2.70%, 04/01/2020		2,125,000	2,125,000
3.15%, 04/01/2022		640,000	639,930
3.55%, 03/20/2030		790,000	789,616
3.70%, 03/19/2023		3,145,000	3,222,677
Zoetis, Inc.
3.45%, 11/13/2020		600,000	594,113

Total Consumer, Non-cyclical			1,050,205,532

Diversified – 0.05%
CVS Pass-Through Trust
4.70%, 01/10/2036(2)	4,308,142	5,075,050
Hutchison Whampoa International 14 Ltd.
3.63%, 10/31/2024	4,700,000	4,826,816

Total Diversified		9,901,866

Energy – 3.06%
Aker BP ASA
3.00%, 01/15/2025(2)	1,645,000	1,306,018
3.75%, 01/15/2030(2)	5,720,000	4,281,308
5.88%, 03/31/2025(2)	4,870,000	4,309,908
Antero Resources Corp.
5.00%, 03/01/2025	5,461,000	2,020,570
5.13%, 12/01/2022	1,893,000	984,360
5.63%, 06/01/2023	1,250,000	500,000
APT Pipelines Ltd.
3.88%, 10/11/2022(2)	1,360,000	1,397,349
4.25%, 07/15/2027(2)	11,420,000	11,891,166
BG Energy Capital Plc
4.00%, 10/15/2021(2)	1,100,000	1,104,191
Boardwalk Pipelines LP
3.38%, 02/01/2023	330,000	283,468
4.95%, 12/15/2024	2,655,000	2,150,330
5.95%, 06/01/2026	8,415,000	6,832,335
BP Capital Markets America, Inc.
2.11%, 09/16/2021	5,210,000	5,146,442
3.00%, 02/24/2050	3,555,000	3,305,086
4.74%, 03/11/2021	3,025,000	3,068,667
Cameron LNG LLC
2.90%, 07/15/2031(2)	1,630,000	1,430,320
3.30%, 01/15/2035(2)	1,785,000	1,547,233
3.70%, 01/15/2039(2)	1,330,000	1,179,765
Canadian Natural Resources Ltd.
3.45%, 11/15/2021	1,320,000	1,232,001
3.85%, 06/01/2027	890,000	704,711
6.25%, 03/15/2038	1,345,000	1,043,046
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/2029(2)	16,815,000	12,574,833
5.13%, 06/30/2027	1,300,000	1,163,661
Cheniere Energy Partners LP
4.50%, 10/01/2029(2)	1,905,000	1,695,450
5.25%, 10/01/2025	510,000	474,300
Chevron Corp.
2.42%, 11/17/2020	1,550,000	1,544,249
2.43%, 06/24/2020	1,545,000	1,543,098

Continental Resources, Inc.
3.80%, 06/01/2024	14,050,000	7,095,062
4.38%, 01/15/2028	4,800,000	2,230,034
DCP Midstream Operating LP
6.75%, 09/15/2037(2)	1,830,000	988,200
8.13%, 08/16/2030	205,000	123,021
Diamondback Energy, Inc.
2.88%, 12/01/2024	4,750,000	3,318,389
3.25%, 12/01/2026	4,940,000	3,486,249
3.50%, 12/01/2029	17,645,000	12,443,469
5.38%, 05/31/2025	7,025,000	5,180,379
Energy Transfer Operating LP
2.90%, 05/15/2025	6,950,000	5,868,498
4.05%, 03/15/2025	4,555,000	3,982,911
4.50%, 04/15/2024	985,000	878,651
4.65%, 06/01/2021	860,000	837,807
4.75%, 01/15/2026	4,720,000	4,170,677
4.95%, 06/15/2028	2,235,000	1,850,338
5.00%, 05/15/2050	10,120,000	7,811,855
5.15%, 03/15/2045	700,000	541,784
5.25%, 04/15/2029	2,155,000	1,824,824
5.50%, 06/01/2027	5,105,000	4,463,187
5.88%, 01/15/2024	4,196,000	3,962,638
6.00%, 06/15/2048	3,990,000	3,350,200
6.25%, 04/15/2049	3,160,000	2,674,340
6.50%, 02/01/2042	1,000,000	901,516
Energy Transfer Partners LP
5.00%, 10/01/2022	1,600,000	1,456,923
5.88%, 03/01/2022	1,521,000	1,428,718
ENI SpA
4.75%, 09/12/2028(2)	4,075,000	4,054,930
EnLink Midstream Partners LP
4.15%, 06/01/2025	5,600,000	2,714,320
5.05%, 04/01/2045	3,141,000	1,145,523
5.45%, 06/01/2047	6,940,000	2,288,812
5.60%, 04/01/2044	7,983,000	2,694,263
EQM Midstream Partners LP
5.50%, 07/15/2028	14,782,000	8,214,357
EQT Corp.
3.90%, 10/01/2027	2,023,000	1,395,263
6.13%, 02/01/2025	2,525,000	1,944,503
7.00%, 02/01/2030	1,175,000	875,399
Exxon Mobil Corp.

3.10%, 08/16/2049	4,030,000	4,087,328
3.48%, 03/19/2030	5,685,000	6,299,648
4.23%, 03/19/2040	2,505,000	2,901,152
4.33%, 03/19/2050	31,355,000	38,368,773
Gazprom Neft OAO Via GPN Capital SA
4.38%, 09/19/2022	3,400,000	3,388,984
Gazprom OAO Via Gaz Capital SA
4.95%, 07/19/2022	3,000,000	3,035,250
6.51%, 03/07/2022	4,045,000	4,181,527
Gulfport Energy Corp.
6.38%, 05/15/2025	215,000	52,138
Hess Corp.
4.30%, 04/01/2027	4,305,000	3,184,277
5.60%, 02/15/2041	4,660,000	3,185,026
KazMunayGas National Co. JSC
4.75%, 04/19/2027	4,600,000	4,394,987
5.38%, 04/24/2030	1,767,000	1,731,660
5.75%, 04/19/2047	1,187,000	1,177,286
Kinder Morgan Energy Partners LP
4.25%, 09/01/2024	150,000	146,005
5.00%, 08/15/2042	30,000	27,715
Kinder Morgan, Inc.
4.30%, 06/01/2025	14,500,000	14,799,099
5.05%, 02/15/2046	150,000	152,018
5.30%, 12/01/2034	2,450,000	2,361,677
5.63%, 11/15/2023(2)	1,195,000	1,248,423
Marathon Petroleum Corp.
3.80%, 04/01/2028	2,245,000	2,023,003
4.75%, 12/15/2023	1,580,000	1,496,001
5.13%, 12/15/2026	14,440,000	14,299,168
MPLX LP
4.25%, 12/01/2027(2)	5,655,000	4,892,243
5.25%, 01/15/2025(2)	390,000	343,280
Newfield Exploration Co.
5.63%, 07/01/2024	6,745,000	3,620,116
NGL Energy Partners LP / NGL Energy Finance Corp.
7.50%, 04/15/2026	1,850,000	647,500
Noble Holding International Ltd.
7.88%, 02/01/2026(2)	306,000	73,440
Occidental Petroleum Corp.
2.90%, 08/15/2024	8,795,000	4,793,275
5.55%, 03/15/2026	2,820,000	1,503,941
Odebrecht Drilling Norbe VIII/IX Ltd.

6.35%, 12/01/2021		132,308	111,139
Odebrecht Offshore Drilling Finance Ltd.
6.72%, 12/01/2022		46,213	36,970
ONEOK Partners LP
3.38%, 10/01/2022		1,100,000	1,022,813
ONEOK, Inc.
4.25%, 02/01/2022		470,000	456,201
Pan American Energy LLC/Argentina
27.68% (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 0.00%), 11/20/2020(1)(16)	ARS	94,653,000	1,470,150
Parsley Energy LLC / Parsley Finance Corp.
4.13%, 02/15/2028(2)		$112,000	76,160
Pertamina Persero PT
3.10%, 08/25/2030(2)		3,063,000	2,699,217
6.00%, 05/03/2042		480,000	506,343
Peru LNG Srl
5.38%, 03/22/2030		7,615,000	4,492,850
Petrobras Global Finance BV
5.09%, 01/15/2030(2)		7,528,000	6,869,300
6.13%, 01/17/2022		7,341,000	7,322,648
6.25%, 12/14/2026	GBP	4,359,000	5,066,065
6.90%, 03/19/2049		$1,445,000	1,408,731
7.38%, 01/17/2027		13,450,000	13,752,625
Petroleos de Venezuela SA
5.38%, 04/12/2027(6)		2,052,000	123,120
5.50%, 04/12/2037(6)		2,500,000	150,000
6.00%, 05/16/2024(6)		2,312,000	138,720
6.00%, 11/15/2026(6)		4,600,000	276,000
9.00%, 11/17/2021(6)		200,000	12,000
9.75%, 05/17/2035(6)		830,000	49,800
Petroleos del Peru SA
4.75%, 06/19/2032		2,378,000	2,164,004
Petroleos Mexicanos
5.35%, 02/12/2028		274,000	189,060
5.95%, 01/28/2031(2)		8,650,000	5,947,740
6.49%, 01/23/2027(2)		1,540,000	1,135,750
6.50%, 03/13/2027		1,566,000	1,158,997
6.50%, 01/23/2029		21,083,000	15,232,468
6.63%, 06/15/2035		940,000	632,103
6.75%, 09/21/2047		13,741,000	8,785,858
6.84%, 01/23/2030(2)		7,010,000	5,071,875
6.95%, 01/28/2060(2)		3,895,000	2,598,744
7.69%, 01/23/2050(2)		11,277,000	7,837,515
Plains All American Pipeline LP / PAA Finance Corp.

2.85%, 01/31/2023	1,265,000	1,101,231
3.55%, 12/15/2029	800,000	546,569
4.50%, 12/15/2026	1,168,000	943,815
4.65%, 10/15/2025	1,500,000	1,214,082
QEP Resources, Inc.
5.25%, 05/01/2023	570,000	210,900
Raizen Fuels Finance SA
5.30%, 01/20/2027(2)	560,000	532,196
Range Resources Corp.
4.88%, 05/15/2025	1,008,000	599,760
Rio Oil Finance Trust Series 2014-1
9.25%, 07/06/2024	278,719	272,451
Rio Oil Finance Trust Series 2014-3
9.75%, 01/06/2027	236,683	222,188
Rio Oil Finance Trust Series 2018-1
8.20%, 04/06/2028(2)	500,000	450,000
Rockies Express Pipeline LLC
4.95%, 07/15/2029(2)	2,700,000	1,593,206
6.88%, 04/15/2040(2)	2,535,000	1,524,429
Ruby Pipeline LLC
6.50%, 04/01/2022(2)	3,674,242	3,242,772
Sabine Pass Liquefaction LLC
5.00%, 03/15/2027	6,865,000	5,837,681
5.63%, 02/01/2021	5,222,000	5,137,468
5.63%, 03/01/2025	4,599,000	4,222,079
5.75%, 05/15/2024	1,000,000	938,542
5.88%, 06/30/2026	2,130,000	2,028,715
6.25%, 03/15/2022	2,600,000	2,521,868
Saudi Arabian Oil Co.
3.50%, 04/16/2029(2)	6,300,000	6,227,411
4.25%, 04/16/2039	200,000	198,227
4.38%, 04/16/2049(2)	4,200,000	4,173,181
Seven Generations Energy Ltd.
5.38%, 09/30/2025(2)	10,895,000	5,992,250
Shell International Finance BV
2.13%, 05/11/2020	1,620,000	1,618,310
4.38%, 05/11/2045	1,000,000	1,156,626
Southern Gas Corridor CJSC
6.88%, 03/24/2026	1,684,000	1,713,470
Southern Natural Gas Co. LLC
4.80%, 03/15/2047(2)	1,000,000	979,663
Sunoco Logistics Partners Operations LP
4.00%, 10/01/2027	16,730,000	13,241,468

5.40%, 10/01/2047	9,919,000	7,875,504
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
6.88%, 01/15/2029	3,163,000	2,546,215
TC PipeLines LP
3.90%, 05/25/2027	3,325,000	3,156,304
4.38%, 03/13/2025	6,000,000	6,076,188
Texas Eastern Transmission LP
2.80%, 10/15/2022(2)	6,320,000	6,207,064
Topaz Solar Farms LLC
4.88%, 09/30/2039(2)	494,548	509,353
5.75%, 09/30/2039(2)	3,764,640	4,144,242
Transcontinental Gas Pipe Line Co. LLC
4.00%, 03/15/2028	5,410,000	4,864,733
4.60%, 03/15/2048	3,995,000	3,967,674
TransMontaigne Partners LP / TLP Finance Corp.
6.13%, 02/15/2026	540,000	432,000
Transocean Phoenix 2 Ltd.
7.75%, 10/15/2024(2)	1,465,800	1,264,267
Transocean Pontus Ltd.
6.13%, 08/01/2025(2)	2,075,810	1,681,406
Transocean Poseidon Ltd.
6.88%, 02/01/2027(2)	2,280,000	1,846,800
Transocean Proteus Ltd.
6.25%, 12/01/2024(2)	541,800	433,440
Transocean Sentry Ltd.
5.38%, 05/15/2023(2)	500,000	420,000
Transocean, Inc.
7.25%, 11/01/2025(2)	100,000	50,280
8.00%, 02/01/2027(2)	70,000	33,250
USA Compression Partners LP / USA Compression Finance Corp.
6.88%, 04/01/2026	495,000	309,375
6.88%, 09/01/2027	1,310,000	812,200
Valero Energy Partners LP
4.50%, 03/15/2028	5,370,000	4,841,722
Viper Energy Partners LP
5.38%, 11/01/2027(2)	940,000	789,600
Williams Cos, Inc.
3.35%, 08/15/2022	1,000,000	956,885
3.70%, 01/15/2023	1,728,000	1,597,531
3.90%, 01/15/2025	3,071,000	2,753,654
4.00%, 09/15/2025	420,000	368,746
4.30%, 03/04/2024	175,000	159,012
4.50%, 11/15/2023	2,595,000	2,433,175

4.55%, 06/24/2024		3,490,000	3,180,245
4.85%, 03/01/2048		5,975,000	5,577,341
5.10%, 09/15/2045		960,000	911,933
6.30%, 04/15/2040		1,323,000	1,335,390
Woodside Finance Ltd.
3.65%, 03/05/2025(2)		5,610,000	5,245,980
3.70%, 09/15/2026(2)		2,885,000	2,814,941
3.70%, 03/15/2028(2)		2,659,000	2,555,699
4.50%, 03/04/2029(2)		3,845,000	3,498,471
YPF Sociedad Anonima
26.24% (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 4.00%), 09/24/2020(1)(16)	ARS	80,240,000	1,197,005
32.81% (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 6.00%), 03/04/2021(1)		62,240,000	970,195

Total Energy			562,379,189

Financials – 11.04%
ABN AMRO Bank NV
5.75% (5 Year Swap Rate EUR + 5.45%), 03/22/2169(1)	EUR	500,000	502,736
AerCap Ireland Capital DAC
3.50%, 01/15/2025		$2,837,000	2,410,265
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.50%, 05/26/2022		2,440,000	2,034,520
3.65%, 07/21/2027		4,920,000	3,812,959
3.88%, 01/23/2028		925,000	705,316
3.95%, 02/01/2022		15,362,000	13,382,127
4.13%, 07/03/2023		8,300,000	7,050,249
4.50%, 05/15/2021		8,325,000	7,636,478
4.63%, 10/30/2020		1,880,000	1,823,709
4.63%, 07/01/2022		1,050,000	850,284
4.88%, 01/16/2024		3,800,000	3,256,279
5.00%, 10/01/2021		2,200,000	1,973,492
Aflac, Inc.
3.60%, 04/01/2030		1,615,000	1,634,877
AIA Group Ltd.
3.38%, 04/07/2030(2)		3,520,000	3,548,297
3.90%, 04/06/2028(2)		2,945,000	3,100,262
AIB Group Plc
4.26% (3 Month LIBOR USD + 1.87%), 04/10/2025(1)(2)		8,720,000	8,768,867
4.75%, 10/12/2023(2)		2,219,000	2,196,884
Air Lease Corp.
2.50%, 03/01/2021		648,000	595,989
3.00%, 02/01/2030		845,000	610,942
3.25%, 10/01/2029		465,000	372,535
3.50%, 01/15/2022		7,120,000	6,488,673
3.88%, 04/01/2021		2,540,000	2,323,888

3.88%, 07/03/2023		4,000,000	3,617,282
Aircastle Ltd.
4.13%, 05/01/2024		5,440,000	4,818,754
5.00%, 04/01/2023		5,090,000	4,969,019
5.13%, 03/15/2021		1,060,000	1,052,173
7.63%, 04/15/2020		580,000	579,859
Alexandria Real Estate Equities, Inc.
3.45%, 04/30/2025		2,115,000	2,193,250
3.95%, 01/15/2027		3,440,000	3,444,994
4.30%, 01/15/2026		5,995,000	6,184,654
Allied World Assurance Co. Holdings Ltd.
4.35%, 10/29/2025		2,490,000	2,542,621
Allstate Corp.
4.20%, 12/15/2046		1,430,000	1,586,293
Ally Financial, Inc.
4.13%, 02/13/2022		105,000	103,108
4.25%, 04/15/2021		568,000	554,697
4.63%, 05/19/2022		100,000	96,500
4.63%, 03/30/2025		16,640,000	15,903,347
5.13%, 09/30/2024		400,000	389,796
5.75%, 11/20/2025		355,000	347,261
7.50%, 09/15/2020		100,000	100,750
8.00%, 11/01/2031		5,000	5,663
8.00%, 11/01/2031		2,663,000	3,061,119
American Campus Communities Operating Partnership LP
2.85%, 02/01/2030		7,225,000	6,765,813
3.30%, 07/15/2026		2,950,000	2,909,889
3.63%, 11/15/2027		3,733,000	3,724,325
3.75%, 04/15/2023		2,000,000	2,016,669
American Homes 4 Rent LP
4.25%, 02/15/2028		73,000	72,406
American International Group, Inc.
3.90%, 04/01/2026		5,715,000	5,954,562
4.20%, 04/01/2028		2,522,000	2,646,598
American Tower Corp.
2.80%, 06/01/2020		1,500,000	1,488,215
3.00%, 06/15/2023		4,000,000	4,004,935
3.45%, 09/15/2021		1,847,000	1,856,385
3.50%, 01/31/2023		717,000	722,089
Ardonagh Midco 3 Plc
8.38%, 07/15/2023(2)	GBP	1,200,000	1,269,798
8.38%, 07/15/2023		1,490,000	1,576,666
Athene Holding Ltd.

4.13%, 01/12/2028		$11,630,000	10,510,035
Avolon Holdings Funding Ltd.
2.88%, 02/15/2025(2)		8,154,000	6,321,036
3.95%, 07/01/2024(2)		3,119,000	2,607,929
4.38%, 05/01/2026(2)		3,202,000	2,562,964
5.13%, 10/01/2023(2)		19,938,000	17,218,624
5.25%, 05/15/2024(2)		3,067,000	2,612,016
5.50%, 01/15/2023(2)		6,425,000	5,764,355
AXA Equitable Holdings, Inc.
3.90%, 04/20/2023		6,474,000	6,450,832
4.35%, 04/20/2028		1,820,000	1,771,055
5.00%, 04/20/2048		30,000	28,344
Banco Bilbao Vizcaya Argentaria SA
8.88% (5 Year Swap Rate EUR + 9.18%), 07/14/2168(1)(5)	EUR	4,000,000	4,289,910
Banco Bradesco SA
3.20%, 01/27/2025(2)		$1,600,000	1,461,216
Banco de Bogota SA
4.38%, 08/03/2027		4,700,000	4,196,701
Banco Nacional de Comercio Exterior SNC
3.80% (5 Year CMT Index + 3.00%), 08/11/2026(1)(2)		500,000	451,630
Banco Santander SA
3.85%, 04/12/2023		200,000	204,785
5.18%, 11/19/2025		2,400,000	2,618,268
6.75% (5 Year Swap Rate EUR + 6.80%), 07/25/2168(1)(5)	EUR	500,000	494,858
Bank of America Corp.
1.87% (3 Month LIBOR USD + 0.65%), 06/25/2022(1)		$240,000	234,392
2.50% (3 Month LIBOR USD + 0.99%), 02/13/2031(1)		10,200,000	9,786,075
2.74% (3 Month LIBOR USD + 0.37%), 01/23/2022(1)		8,835,000	8,824,330
2.88% (3 Month LIBOR USD + 1.19%), 10/22/2030(1)		2,600,000	2,596,336
3.00% (3 Month LIBOR USD + 0.79%), 12/20/2023(1)		18,670,000	19,018,917
3.50% (3 Month LIBOR USD + 0.63%), 05/17/2022(1)		7,500,000	7,588,132
3.55% (3 Month LIBOR USD + 0.78%), 03/05/2024(1)		3,800,000	3,939,070
4.08% (3 Month LIBOR USD + 3.15%), 03/20/2051(1)		9,540,000	10,829,548
4.18%, 11/25/2027		3,509,000	3,627,949
4.25%, 10/22/2026		17,295,000	18,454,735
4.27% (3 Month LIBOR USD + 1.31%), 07/23/2029(1)		7,470,000	8,106,816
4.45%, 03/03/2026		855,000	924,655
Bank of Ireland
7.38% (5 Year Swap Rate EUR + 6.96%), 06/18/2168(1)	EUR	1,700,000	1,798,703
Bank of Ireland Group Plc
4.50%, 11/25/2023(2)		$19,613,000	19,113,199
Bank of New York Mellon Corp.
2.66% (3 Month LIBOR USD + 0.63%), 05/16/2023(1)		6,000,000	6,022,367

3.45%, 08/11/2023		5,345,000	5,557,065
Barclays Bank Plc
5.14%, 10/14/2020		665,000	671,431
7.63%, 11/21/2022		13,576,000	13,888,248
Barclays Plc
3.07% (3 Month LIBOR USD + 1.38%), 05/16/2024(1)		200,000	176,121
3.12% (3 Month LIBOR USD + 1.43%), 02/15/2023(1)		1,000,000	941,424
3.20%, 08/10/2021		1,500,000	1,484,640
3.25%, 02/12/2027	GBP	6,200,000	7,286,689
3.25%, 01/17/2033		600,000	652,235
3.65%, 03/16/2025		$700,000	684,594
3.68%, 01/10/2023		4,200,000	4,210,721
3.93% (3 Month LIBOR USD + 1.61%), 05/07/2025(1)		3,815,000	3,661,173
4.38%, 01/12/2026		3,170,000	3,185,850
4.61% (3 Month LIBOR USD + 1.40%), 02/15/2023(1)		7,045,000	7,167,845
4.97% (3 Month LIBOR USD + 1.90%), 05/16/2029(1)		3,700,000	3,991,709
5.09% (3 Month LIBOR USD + 3.05%), 06/20/2030(1)		1,570,000	1,626,609
5.88% (5 Year Swap Rate GBP + 4.91%), 12/15/2168(1)	GBP	2,400,000	2,092,499
7.13% (UK Government Bonds 5 Year Note Generic Bid Yield + 6.58%), 09/15/2168(1)		900,000	948,619
7.25% (5 Year Swap Rate GBP + 6.46%), 06/15/2168(1)		14,283,000	15,833,765
7.75% (5 Year Swap Rate USD + 4.84%), 12/15/2168(1)		$4,850,000	4,253,450
7.88% (5 Year Swap Rate USD + 6.77%), 12/15/2168(1)		600,000	549,000
7.88% (5 Year Swap Rate GBP + 6.10%), 12/15/2168(1)	GBP	1,200,000	1,289,300
8.00% (5 Year Swap Rate EUR + 6.75%), 03/15/2169(1)	EUR	12,100,000	12,644,472
BBVA Bancomer SA
4.38%, 04/10/2024(2)		$2,800,000	2,768,640
Berkshire Hathaway Finance Corp.
4.20%, 08/15/2048		2,000,000	2,351,463
4.25%, 01/15/2049		2,595,000	3,195,772
4.40%, 05/15/2042		1,000,000	1,213,497
Berkshire Hathaway, Inc.
2.20%, 03/15/2021		10,840,000	10,915,257
BGC Partners, Inc.
5.38%, 07/24/2023		380,000	379,627
BNP Paribas SA
4.40%, 08/14/2028(2)		400,000	430,070
7.63% (5 Year Swap Rate USD + 6.31%), 09/30/2168(1)(2)		200,000	195,250
BOC Aviation Ltd.
2.36% (3 Month LIBOR USD + 1.13%), 09/26/2023(1)(2)		700,000	696,801
2.75%, 09/18/2022(2)		300,000	308,537
2.81% (3 Month LIBOR USD + 1.05%), 05/02/2021(1)(2)		600,000	600,636
3.50%, 10/10/2024(2)		1,900,000	2,032,114
4.00%, 01/25/2024		400,000	429,383

Boston Properties LP
2.75%, 10/01/2026		2,660,000	2,546,151
3.20%, 01/15/2025		5,555,000	5,730,798
3.85%, 02/01/2023		3,245,000	3,278,949
Brixmor Operating Partnership LP
2.81% (3 Month LIBOR USD + 1.05%), 02/01/2022(1)		4,860,000	4,778,411
3.65%, 06/15/2024		3,624,000	3,370,708
3.85%, 02/01/2025		1,680,000	1,657,885
3.90%, 03/15/2027		2,553,000	2,541,548
4.13%, 06/15/2026		2,980,000	3,109,856
4.13%, 05/15/2029		10,235,000	10,493,125
Brookfield Finance, Inc.
3.90%, 01/25/2028		38,000	39,019
4.70%, 09/20/2047		408,000	383,563
Capital One Bank USA N.A.
3.38%, 02/15/2023		7,443,000	7,281,860
Capital One Financial Corp.
0.80%, 06/12/2024	EUR	2,940,000	2,879,830
3.20%, 01/30/2023		$820,000	810,458
3.80%, 01/31/2028		8,795,000	8,692,379
4.20%, 10/29/2025		195,000	194,315
4.25%, 04/30/2025		2,880,000	2,951,146
Carlyle Holdings Finance LLC
3.88%, 02/01/2023(2)		428,000	440,573
CBL & Associates LP
5.95%, 12/15/2026		708,000	130,980
CBRE Services, Inc.
4.88%, 03/01/2026		445,000	473,616
CC Holdings GS V LLC / Crown Castle GS III Corp.
3.85%, 04/15/2023		3,705,000	3,721,260
CDBL Funding 2
3.00%, 08/01/2022		1,700,000	1,719,482
China Construction Bank New Zealand Ltd
1.87% (3 Month LIBOR USD + 0.75%), 12/20/2021(1)		7,100,000	7,113,270
CIT Bank N.A.
2.97% (Secured Overnight Financing Rate + 1.72%), 09/27/2025(1)		6,240,000	5,261,755
CIT Group, Inc.
4.13%, 03/09/2021		148,000	145,780
5.00%, 08/15/2022		250,000	243,761
5.00%, 08/01/2023		330,000	317,496
5.25%, 03/07/2025		60,000	58,500
Citigroup, Inc.
2.88% (3 Month LIBOR USD + 0.95%), 07/24/2023(1)		1,290,000	1,300,114

2.90%, 12/08/2021		4,720,000	4,762,886
3.14% (3 Month LIBOR USD + 0.72%), 01/24/2023(1)		4,000,000	4,049,908
3.70%, 01/12/2026		9,210,000	9,792,849
4.13%, 07/25/2028		1,675,000	1,718,952
CNO Financial Group, Inc.
5.25%, 05/30/2025		6,110,000	6,359,294
5.25%, 05/30/2029		3,840,000	3,729,552
Cooperatieve Rabobank UA
4.38%, 08/04/2025		1,225,000	1,254,886
5.50% (5 Year Swap Rate EUR + 5.25%), 06/29/2168(1)	EUR	4,800,000	5,055,693
6.63% (5 Year Swap Rate EUR + 6.70%), 06/29/2168(1)(5)		6,000,000	6,303,073
CPI Property Group SA
1.63%, 04/23/2027		100,000	99,611
Credit Agricole SA
2.82% (3 Month LIBOR USD + 1.02%), 04/24/2023(1)(2)		$250,000	237,253
3.75%, 04/24/2023(2)		250,000	254,768
4.00% (5 Year Swap Rate USD + 1.64%), 01/10/2033(1)(2)		21,168,000	21,327,962
4.38%, 03/17/2025(2)		1,717,000	1,714,328
Credit Suisse AG
5.75% (5 Year Swap Rate EUR + 4.00%), 09/18/2025(1)	EUR	922,000	997,891
6.50%, 08/08/2023(2)		$1,400,000	1,420,412
Credit Suisse Group AG
2.59% (Secured Overnight Financing Rate + 1.56%), 09/11/2025(1)(2)		8,255,000	7,843,866
6.25% (5 Year Swap Rate USD + 3.46%), 12/18/2168(1)(2)		700,000	644,875
7.13% (5 Year Swap Rate USD + 5.11%), 07/29/2168(1)		900,000	832,500
7.25% (5 Year CMT Index + 4.33%), 03/12/2169(1)(2)		400,000	363,000
7.50% (5 Year Swap Rate USD + 4.60%), 06/11/2168(1)(2)		800,000	770,000
7.50% (5 Year Swap Rate USD + 4.60%), 06/11/2168(1)		1,400,000	1,347,500
7.50% (5 Year Swap Rate USD + 4.60%), 01/17/2169(1)(2)		1,400,000	1,290,240
Credit Suisse Group Funding Guernsey Ltd.
3.75%, 03/26/2025		5,500,000	5,557,410
Crown Castle International Corp.
2.25%, 09/01/2021		1,510,000	1,488,852
3.30%, 07/01/2030		2,940,000	2,915,863
3.40%, 02/15/2021		100,000	100,673
3.65%, 09/01/2027		7,580,000	7,552,041
3.80%, 02/15/2028		3,220,000	3,225,467
4.15%, 07/01/2050		1,095,000	1,082,955
4.30%, 02/15/2029		11,875,000	12,313,718
4.45%, 02/15/2026		7,275,000	7,597,153
4.88%, 04/15/2022		1,815,000	1,905,439
5.25%, 01/15/2023		200,000	212,112
CTR Partnership LP / CareTrust Capital Corp.

5.25%, 06/01/2025		194,000	191,090
CubeSmart LP
4.80%, 07/15/2022		1,783,000	1,799,202
Danske Bank
2.00%, 09/08/2021(2)		5,705,000	5,591,013
2.70%, 03/02/2022(2)		2,224,000	2,126,130
3.00% (3 Month LIBOR USD + 1.25%), 09/20/2022(1)(2)		8,535,000	8,449,745
3.24% (3 Month LIBOR USD + 1.59%), 12/20/2025(1)(2)		4,210,000	3,913,424
3.88%, 09/12/2023(2)		2,003,000	1,976,327
5.00%, 01/12/2022(2)		7,540,000	7,719,968
5.38%, 01/12/2024(2)		9,455,000	9,952,976
Deutsche Bank AG
0.03% (3 Month EURIBOR + 0.50%), 12/07/2020(1)(5)	EUR	4,600,000	5,019,359
0.18% (3 Month EURIBOR + 0.65%), 09/10/2021(1)(5)		2,800,000	3,003,474
0.39% (3 Month EURIBOR + 0.80%), 05/16/2022(1)(5)		700,000	734,918
4.25%, 10/14/2021		$3,000,000	2,853,743
Deutsche Bank AG/New York NY
2.62% (3 Month LIBOR USD + 0.82%), 01/22/2021(1)		21,400,000	20,617,329
2.82% (3 Month LIBOR USD + 0.97%), 07/13/2020(1)		46,000	45,330
2.88% (3 Month LIBOR USD + 1.19%), 11/16/2022(1)		100,000	90,700
3.04% (3 Month LIBOR USD + 1.29%), 02/04/2021(1)		31,460,000	30,265,301
3.95%, 02/27/2023		200,000	198,652
3.96% (Secured Overnight Financing Rate + 2.58%), 11/26/2025(1)		15,420,000	14,262,898
Digital Realty Trust LP
2.75%, 02/01/2023		1,445,000	1,436,695
3.63%, 10/01/2022		4,000,000	4,080,800
4.75%, 10/01/2025		1,640,000	1,710,930
Discover Financial Services
3.75%, 03/04/2025		8,845,000	8,737,729
4.10%, 02/09/2027		2,625,000	2,525,096
Doric Nimrod Air Finance Alpha Ltd. 2012-1 Class A Pass Through Trust
5.13%, 11/30/2022(2)		2,926,187	2,969,388
EPR Properties
4.75%, 12/15/2026		140,000	127,258
4.95%, 04/15/2028		414,000	407,762
Equinix, Inc.
2.88%, 02/01/2026	EUR	200,000	212,382
2.90%, 11/18/2026		$3,500,000	3,205,356
3.20%, 11/18/2029		8,645,000	8,005,356
Erste Group Bank AG
8.88% (5 Year Swap Rate EUR + 9.02%), 10/15/2168(1)(5)	EUR	1,000,000	1,091,871
ESH Hospitality, Inc.
4.63%, 10/01/2027(2)		$223,000	173,940

Essex Portfolio LP
3.63%, 05/01/2027		2,785,000	2,829,519
3.88%, 05/01/2024		4,200,000	4,209,995
Fairfax Financial Holdings Ltd.
4.85%, 04/17/2028		138,000	148,883
Farmers Exchange Capital II
6.15% (3 Month LIBOR USD + 3.74%), 11/01/2053(1)(2)		280,000	373,679
Farmers Exchange Capital III
5.45% (3 Month LIBOR USD + 3.45%), 10/15/2054(1)(2)		4,000,000	4,983,000
Farmers Insurance Exchange
4.75% (3 Month LIBOR USD + 3.23%), 11/01/2057(1)(2)		3,000,000	3,186,586
Fidelity National Financial, Inc.
4.50%, 08/15/2028		15,455,000	17,741,855
First Abu Dhabi Bank PJSC
5.25% (5 Year Swap Rate USD + 3.35%), 12/17/2168(1)		5,500,000	5,060,440
FirstRand Bank Ltd.
6.25% (5 Year Swap Rate USD + 3.56%), 04/23/2028(1)		5,000,000	4,459,330
GE Capital European Funding Unlimited Co.
0.00% (3 Month EURIBOR + 0.23%), 05/17/2021(1)(5)	EUR	250,000	272,418
0.80%, 01/21/2022		400,000	430,799
2.63%, 03/15/2023		100,000	110,841
GE Capital International Funding Co. Unlimited Co.
2.34%, 11/15/2020		$29,315,000	29,149,077
3.37%, 11/15/2025		3,985,000	4,005,646
4.42%, 11/15/2035		54,905,000	59,317,738
GE Capital UK Funding Unlimited Co.
4.13%, 09/13/2023	GBP	200,000	253,182
5.13%, 05/24/2023		130,000	170,242
5.88%, 11/04/2020		128,000	161,526
Genworth Holdings, Inc.
7.20%, 02/15/2021		$2,535,000	2,376,563
Global Bank Corp.
5.25% (3 Month LIBOR USD + 3.30%), 04/16/2029(1)		550,000	534,188
GLP Capital LP / GLP Financing II, Inc.
3.35%, 09/01/2024		3,795,000	3,358,575
4.00%, 01/15/2030		2,100,000	1,765,680
5.25%, 06/01/2025		3,404,000	3,148,700
5.30%, 01/15/2029		5,325,000	4,553,940
5.38%, 04/15/2026		3,545,000	3,142,288
5.75%, 06/01/2028		4,034,000	3,564,846
Goldman Sachs Group, Inc.
2.60%, 02/07/2030		5,525,000	5,191,064
2.63%, 04/25/2021		3,964,000	3,966,942

2.88% (3 Month LIBOR USD + 0.82%), 10/31/2022(1)		11,078,000	11,134,495
2.91% (3 Month LIBOR USD + 0.99%), 07/24/2023(1)		1,235,000	1,240,888
3.50%, 01/23/2025		2,622,000	2,687,972
3.69% (3 Month LIBOR USD + 1.51%), 06/05/2028(1)		2,940,000	3,021,290
Goodman US Finance Three LLC
3.70%, 03/15/2028(2)		463,000	436,043
Growthpoint Properties International Pty Ltd.
5.87%, 05/02/2023(2)		200,000	184,000
HCP, Inc.
3.25%, 07/15/2026		705,000	704,642
3.40%, 02/01/2025		2,625,000	2,628,162
3.50%, 07/15/2029		685,000	670,060
4.00%, 06/01/2025		4,375,000	4,471,082
4.20%, 03/01/2024		1,175,000	1,187,255
4.25%, 11/15/2023		318,000	300,503
Healthcare Realty Trust, Inc.
3.63%, 01/15/2028		4,375,000	4,387,496
3.75%, 04/15/2023		3,356,000	3,351,442
Healthcare Trust of America Holdings LP
3.70%, 04/15/2023		3,425,000	3,312,959
Highwoods Realty LP
4.13%, 03/15/2028		4,875,000	5,241,875
Host Hotels & Resorts LP
3.75%, 10/15/2023		2,175,000	1,909,066
4.50%, 02/01/2026		1,600,000	1,495,792
Howard Hughes Corp.
5.38%, 03/15/2025(2)		1,777,000	1,719,248
HSBC Holdings Plc
2.29% (3 Month LIBOR USD + 0.60%), 05/18/2021(1)		1,200,000	1,175,440
2.69% (3 Month LIBOR USD + 1.00%), 05/18/2024(1)		400,000	373,027
3.00% (1 Year Swap Rate GBP + 1.77%), 05/29/2030(1)	GBP	2,400,000	2,874,617
3.26% (3 Month LIBOR USD + 1.06%), 03/13/2023(1)		$1,585,000	1,587,308
3.95% (3 Month LIBOR USD + 0.99%), 05/18/2024(1)		7,615,000	7,802,414
3.97% (3 Month LIBOR USD + 1.61%), 05/22/2030(1)		2,600,000	2,670,260
4.29% (3 Month LIBOR USD + 1.35%), 09/12/2026(1)		10,000,000	10,454,195
4.58% (3 Month LIBOR USD + 1.53%), 06/19/2029(1)		3,200,000	3,406,052
4.95%, 03/31/2030		2,845,000	3,137,579
5.88% (5 Year Swap Rate GBP + 4.28%), 03/28/2169(1)	GBP	6,400,000	7,035,413
6.00% (5 Year Swap Rate EUR + 5.34%), 03/29/2169(1)	EUR	600,000	615,140
6.50% (5 Year 1100 Run ICE Swap Rate USD + 3.61%), 09/23/2168(1)		$1,820,000	1,701,700
6.88% (5 Year 1100 Run ICE Swap Rate USD + 5.51%), 12/01/2168(1)		200,000	196,500
Hudson Pacific Properties LP
3.95%, 11/01/2027		2,399,000	2,285,774

Hunt Companies, Inc.
6.25%, 02/15/2026(2)		82,000	61,295
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
5.25%, 05/15/2027		1,870,000	1,727,413
ICICI Bank Ltd./Hong Kong
5.75%, 11/16/2020(2)		200,000	202,907
5.75%, 11/16/2020		200,000	202,907
Industrial & Commercial Bank of China Ltd.
1.95% (3 Month LIBOR USD + 0.75%), 12/21/2021(1)		3,500,000	3,508,391
2.48% (3 Month LIBOR USD + 0.75%), 11/08/2020(1)		25,826,000	25,875,623
ING Bank NV
5.80%, 09/25/2023(2)		1,026,000	1,112,680
ING Groep NV
2.45% (3 Month LIBOR USD + 1.00%), 10/02/2023(1)		1,300,000	1,225,262
4.10%, 10/02/2023		2,200,000	2,257,662
6.88% (5 Year Swap Rate USD + 5.12%), 04/16/2168(1)		300,000	261,000
International Lease Finance Corp.
5.88%, 08/15/2022		170,000	151,975
8.25%, 12/15/2020		2,500,000	2,484,881
8.63%, 01/15/2022		2,150,000	2,085,366
Intesa Sanpaolo SpA
7.00% (5 Year Swap Rate EUR + 6.88%), 07/19/2168(1)	EUR	5,570,000	5,398,295
Itau Unibanco Holding SA
2.90%, 01/24/2023(2)		$5,500,000	5,225,000
3.25%, 01/24/2025(2)		3,800,000	3,544,260
Jefferies Group LLC
6.25%, 01/15/2036		1,430,000	1,266,373
6.45%, 06/08/2027		3,660,000	3,740,708
Jefferies Group LLC / Jefferies Group Capital Finance, Inc.
4.15%, 01/23/2030		7,180,000	6,874,012
4.85%, 01/15/2027		1,500,000	1,486,041
Jones Lang LaSalle, Inc.
4.40%, 11/15/2022		1,270,000	1,261,680
JPMorgan Chase & Co.
2.01% (Secured Overnight Financing Rate + 1.59%), 03/13/2026(1)		16,180,000	15,979,694
2.95%, 10/01/2026		2,340,000	2,418,168
3.20%, 06/15/2026		6,585,000	6,838,624
3.51% (3 Month LIBOR USD + 0.61%), 06/18/2022(1)		6,380,000	6,478,156
4.49% (Secured Overnight Financing Rate + 3.79%), 03/24/2031(1)		13,825,000	16,038,736
Kennedy-Wilson, Inc.
5.88%, 04/01/2024		224,000	200,413
Kilroy Realty LP
3.45%, 12/15/2024		1,845,000	1,810,624

4.38%, 10/01/2025		2,345,000	2,614,766
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
4.25%, 02/01/2027(2)		6,245,000	4,933,550
5.25%, 10/01/2025(2)		4,265,000	3,509,242
5.88%, 08/01/2021(2)		1,025,000	861,000
LeasePlan Corp. NV
2.88%, 10/24/2024(2)		300,000	293,922
Lloyds Bank Plc
3.30%, 05/07/2021		1,200,000	1,200,189
Lloyds Banking Group Plc
2.86% (3 Month LIBOR USD + 1.25%), 03/17/2023(1)		15,365,000	15,147,553
2.91% (3 Month LIBOR USD + 0.81%), 11/07/2023(1)		14,065,000	14,047,073
3.57% (3 Month LIBOR USD + 1.21%), 11/07/2028(1)		420,000	416,818
4.05%, 08/16/2023		2,000,000	2,080,086
4.38%, 03/22/2028		400,000	430,371
4.45%, 05/08/2025		4,265,000	4,567,989
4.55%, 08/16/2028		1,600,000	1,697,965
6.38% (5 Year Swap Rate EUR + 5.29%), 06/27/2168(1)	EUR	5,281,000	5,331,494
7.50% (5 Year Swap Rate USD + 4.50%), 12/27/2168(1)		$3,100,000	2,786,280
7.63% (5 Year Swap Rate GBP + 5.01%), 06/27/2168(1)	GBP	1,900,000	1,982,391
7.88% (5 Year Swap Rate GBP + 4.83%), 06/27/2168(1)		900,000	1,013,931
LoanCore Capital Markets LLC / JLC Finance Corp.
6.88%, 06/01/2020(2)		$500,000	473,750
Logicor Financing Sarl
3.25%, 11/13/2028	EUR	265,000	291,382
MGM Growth Properties Operating Partnership LP / MGP Finance Co.-Issuer, Inc.
5.63%, 05/01/2024		$1,079,000	1,035,840
Mitsubishi UFJ Lease & Finance Co. Ltd.
2.65%, 09/19/2022(2)		600,000	583,391
3.41%, 02/28/2022(2)		200,000	199,152
3.96%, 09/19/2023(2)		300,000	299,750
Morgan Stanley
3.13%, 07/27/2026		2,030,000	2,098,396
3.88%, 04/29/2024		14,850,000	15,581,446
3.95%, 04/23/2027		10,130,000	10,553,969
4.00%, 07/23/2025		8,000,000	8,561,935
4.35%, 09/08/2026		8,350,000	8,998,108
5.00%, 11/24/2025		10,320,000	11,407,651
5.60% (Secured Overnight Financing Rate + 4.84%), 03/24/2051(1)		22,200,000	31,356,851
7.50%, 04/02/2032(3)(7)		14,800,000	12,867,115
Nationwide Building Society
3.62% (3 Month LIBOR USD + 1.18%), 04/26/2023(1)(2)		4,250,000	4,225,123
3.77% (3 Month LIBOR USD + 1.06%), 03/08/2024(1)(2)		6,600,000	6,405,623

3.96% (3 Month LIBOR USD + 1.86%), 07/18/2030(1)(2)		5,650,000	5,712,806
4.30% (3 Month LIBOR USD + 1.45%), 03/08/2029(1)(2)		8,600,000	9,085,447
4.36% (3 Month LIBOR USD + 1.39%), 08/01/2024(1)(2)		4,600,000	4,621,310
Nationwide Mutual Insurance Co.
3.03% (3 Month LIBOR USD + 2.29%), 12/15/2024(1)(2)		1,790,000	1,787,607
NatWest Markets Plc
0.63%, 03/02/2022	EUR	4,750,000	5,123,909
3.63%, 09/29/2022(2)		$12,800,000	12,644,635
Navient Corp.
5.00%, 10/26/2020		300,000	295,500
5.00%, 03/15/2027		94,000	80,812
5.50%, 01/25/2023		3,000,000	2,820,000
5.88%, 03/25/2021		9,693,000	9,463,276
6.50%, 06/15/2022		3,941,000	3,823,637
6.63%, 07/26/2021		2,969,000	3,043,225
7.25%, 01/25/2022		15,500,000	15,142,725
7.25%, 09/25/2023		221,000	216,580
New York Life Global Funding
1.70%, 09/14/2021(2)		6,775,000	6,896,911
2.35%, 07/14/2026(2)		1,000,000	995,609
Newmark Group, Inc.
6.13%, 11/15/2023		602,000	612,320
Old Republic International Corp.
3.88%, 08/26/2026		5,155,000	5,291,762
4.88%, 10/01/2024		335,000	353,834
Omega Healthcare Investors, Inc.
4.50%, 01/15/2025		5,050,000	4,893,334
Oppenheimer Holdings, Inc.
6.75%, 07/01/2022		84,000	78,960
Park Aerospace Holdings Ltd.
3.63%, 03/15/2021(2)		451,000	427,385
4.50%, 03/15/2023(2)		9,484,000	8,225,557
5.25%, 08/15/2022(2)		25,957,000	23,449,245
5.50%, 02/15/2024(2)		6,320,000	5,439,075
Physicians Realty LP
3.95%, 01/15/2028		177,000	167,942
Pricoa Global Funding I
3.45%, 09/01/2023(2)		11,595,000	11,833,613
Prologis LP
3.75%, 11/01/2025		1,325,000	1,406,251
QNB Finance Ltd.
3.18% (3 Month LIBOR USD + 1.45%), 08/11/2021(1)		3,400,000	3,408,436
3.39% (3 Month LIBOR USD + 1.57%), 07/18/2021(1)		2,400,000	2,350,008

Quicken Loans, Inc.
5.25%, 01/15/2028(2)		3,595,000	3,515,191
5.75%, 05/01/2025(2)		3,985,000	3,965,075
Raymond James Financial, Inc.
4.95%, 07/15/2046		4,420,000	5,091,123
5.63%, 04/01/2024		1,617,000	1,765,474
Regency Centers LP
3.60%, 02/01/2027		4,271,000	4,301,368
4.13%, 03/15/2028		970,000	978,803
Retail Opportunity Investments Partnership LP
4.00%, 12/15/2024		895,000	913,602
Royal Bank of Scotland Group Plc
2.00% (3 Month EURIBOR + 2.04%), 03/08/2023(1)(5)	EUR	1,100,000	1,194,446
2.00% (3 Month EURIBOR + 1.74%), 03/04/2025(1)		400,000	425,887
2.50%, 03/22/2023		3,600,000	3,935,833
2.77% (3 Month LIBOR USD + 1.55%), 06/25/2024(1)		$5,845,000	5,293,951
3.16% (3 Month LIBOR USD + 1.47%), 05/15/2023(1)		3,217,000	3,055,235
3.50% (3 Month LIBOR USD + 1.48%), 05/15/2023(1)		855,000	844,136
3.88%, 09/12/2023		10,543,000	10,649,874
4.27% (3 Month LIBOR USD + 1.76%), 03/22/2025(1)		16,200,000	16,644,866
4.45% (3 Month LIBOR USD + 1.87%), 05/08/2030(1)		4,390,000	4,601,603
4.52% (3 Month LIBOR USD + 1.55%), 06/25/2024(1)		1,600,000	1,610,978
4.80%, 04/05/2026		200,000	198,791
4.89% (3 Month LIBOR USD + 1.75%), 05/18/2029(1)		2,900,000	3,072,045
5.08% (3 Month LIBOR USD + 1.91%), 01/27/2030(1)		6,600,000	7,173,755
5.13%, 05/28/2024		3,650,000	3,685,964
6.10%, 06/10/2023		500,000	514,096
6.13%, 12/15/2022		120,000	123,779
7.50% (5 Year Swap Rate USD + 5.80%), 09/30/2168(1)		3,860,000	3,539,157
8.00% (5 Year Swap Rate USD + 5.72%), 09/30/2168(1)		6,951,000	6,494,875
8.63% (5 Year Swap Rate USD + 7.60%), 09/30/2168(1)		3,500,000	3,412,500
Sabra Health Care LP / Sabra Capital Corp.
3.90%, 10/15/2029		200,000	178,922
Santander Holdings USA, Inc.
3.24%, 10/05/2026		6,342,000	5,662,672
3.40%, 01/18/2023		184,000	181,776
3.50%, 06/07/2024		50,000	48,809
4.40%, 07/13/2027		153,000	150,490
Santander UK Group Holdings Plc
0.37% (3 Month EURIBOR + 0.78%), 05/18/2023(1)(5)	EUR	200,000	208,984
0.48% (3 Month EURIBOR + 0.85%), 03/27/2024(1)(5)		1,200,000	1,230,783
1.13%, 09/08/2023		400,000	424,668
2.88%, 10/16/2020		$2,800,000	2,798,918

2.88%, 08/05/2021		11,450,000	11,268,802
2.92% (1 Year Swap Rate GBP + 1.38%), 05/08/2026(1)	GBP	520,000	638,248
3.37% (3 Month LIBOR USD + 1.08%), 01/05/2024(1)		$1,000,000	1,006,891
3.57%, 01/10/2023		6,395,000	6,360,104
3.82% (3 Month LIBOR USD + 1.40%), 11/03/2028(1)		4,990,000	5,257,983
4.75%, 09/15/2025(2)		1,025,000	1,010,293
4.80% (3 Month LIBOR USD + 1.57%), 11/15/2024(1)		18,285,000	19,161,526
6.75% (5 Year Swap Rate GBP + 5.79%), 06/24/2168(1)	GBP	5,800,000	5,799,365
7.38% (5 Year Swap Rate GBP + 5.54%), 09/24/2168(1)		5,647,000	5,734,058
Santander UK Plc
2.13%, 11/03/2020		$370,000	367,877
3.40%, 06/01/2021		600,000	601,016
SBA Tower Trust
2.84%, 01/15/2025(2)		3,250,000	3,139,175
2.88%, 07/09/2021(2)		3,000,000	2,989,662
3.17%, 04/11/2022(2)		2,825,000	2,809,055
3.45%, 03/15/2023(2)		600,000	606,676
3.72%, 04/11/2023(2)		3,515,000	3,517,650
3.87%, 10/08/2024(2)		10,376,000	10,503,250
Sberbank of Russia Via SB Capital SA
5.13%, 10/29/2022		1,300,000	1,286,870
5.72%, 06/16/2021		3,720,000	3,788,597
Service Properties Trust
3.95%, 01/15/2028		5,605,000	4,166,923
Sirius International Group Ltd.
4.60%, 11/01/2026(2)		2,520,000	2,343,600
SITE Centers Corp.
3.63%, 02/01/2025		1,914,000	1,938,428
4.25%, 02/01/2026		2,500,000	2,546,833
4.70%, 06/01/2027		8,000,000	8,276,017
SL Green Operating Partnership LP
3.25%, 10/15/2022		6,000,000	5,969,911
SL Green Realty Corp.
4.50%, 12/01/2022		850,000	872,890
Societe Generale SA
4.25%, 04/14/2025(2)		2,340,000	2,286,407
4.75%, 11/24/2025(2)		9,285,000	9,300,622
6.75% (5 Year Swap Rate USD + 3.93%), 10/06/2168(1)(2)		400,000	333,500
6.75% (5 Year Swap Rate EUR + 5.54%), 10/07/2168(1)	EUR	300,000	315,981
7.38% (5 Year Swap Rate USD + 6.24%), 03/13/2169(1)(2)		$2,100,000	1,931,265
7.38% (5 Year Swap Rate USD + 4.30%), 04/04/2169(1)(2)		3,700,000	3,200,500
Springleaf Finance Corp.
5.63%, 03/15/2023		3,658,000	3,584,840

6.13%, 05/15/2022		3,548,000	3,600,156
6.13%, 03/15/2024		2,400,000	2,370,264
6.88%, 03/15/2025		363,000	365,585
7.75%, 10/01/2021		5,960,000	5,960,000
8.25%, 12/15/2020		8,210,000	8,210,000
Standard Chartered Plc
2.10% (3 Month LIBOR USD + 1.20%), 09/10/2022(1)(2)		3,900,000	3,742,870
2.97% (3 Month LIBOR USD + 1.15%), 01/20/2023(1)(2)		6,475,000	6,251,159
4.25% (3 Month LIBOR USD + 1.15%), 01/20/2023(1)(2)		7,295,000	7,323,604
4.64% (5 Year CMT Index + 3.85%), 04/01/2031(1)(2)		8,910,000	9,135,798
Starwood Property Trust, Inc.
4.75%, 03/15/2025		133,000	117,040
Stichting AK Rabobank Certificaten
6.50%, 03/29/2169	EUR	3,690,000	3,672,905
STORE Capital Corp.
4.50%, 03/15/2028		$128,000	127,769
Synchrony Financial
2.85%, 07/25/2022		3,720,000	3,543,772
4.25%, 08/15/2024		955,000	919,495
4.38%, 03/19/2024		2,923,000	2,894,763
4.50%, 07/23/2025		2,778,000	2,718,149
Teachers Insurance & Annuity Association of America
4.38% (3 Month LIBOR USD + 2.66%), 09/15/2054(1)(2)		4,500,000	4,589,359
TP ICAP Plc
5.25%, 01/26/2024	GBP	100,000	121,375
UBS AG
4.75% (5 Year Swap Rate EUR + 3.40%), 02/12/2026(1)	EUR	5,400,000	5,836,546
5.13%, 05/15/2024		$200,000	200,000
UBS Group AG
5.75% (5 Year Swap Rate EUR + 5.29%), 02/19/2169(1)	EUR	600,000	641,888
6.88% (5 Year 1100 Run ICE Swap Rate USD + 5.50%), 03/22/2169(1)		$300,000	292,500
7.00% (5 Year Swap Rate USD + 4.87%), 02/19/2169(1)		200,000	192,700
7.13% (5 Year Swap Rate USD + 5.88%), 08/10/2168(1)		300,000	292,500
UniCredit SpA
6.75% (5 Year Swap Rate EUR + 6.10%), 03/10/2169(1)	EUR	4,200,000	3,986,287
7.83%, 12/04/2023(2)		$13,400,000	14,301,687
Unique Pub Finance Co. Plc
5.66%, 06/30/2027	GBP	3,336,840	4,558,192
7.40%, 03/28/2024		3,107,000	4,287,642
Unum Group
3.88%, 11/05/2025		$4,925,000	4,460,179
Ventas Realty LP
3.00%, 01/15/2030		1,765,000	1,577,138

3.25%, 10/15/2026		7,052,000	6,663,915
3.85%, 04/01/2027		1,485,000	1,440,054
4.40%, 01/15/2029		3,000,000	2,985,637
VEREIT Operating Partnership LP
3.95%, 08/15/2027		4,155,000	3,948,517
4.60%, 02/06/2024		6,215,000	6,134,288
4.63%, 11/01/2025		10,265,000	10,044,388
4.88%, 06/01/2026		4,800,000	4,624,050
VIVAT NV
2.38%, 05/17/2024	EUR	500,000	554,440
Voyager Aviation Holdings LLC / Voyager Finance Co.
8.50%, 08/15/2021(2)		$186,000	174,821
WEA Finance LLC
3.15%, 04/05/2022(2)		3,000,000	2,918,862
Weingarten Realty Investors
3.25%, 08/15/2026		1,665,000	1,565,147
Wells Fargo & Co.
2.16% (3 Month LIBOR USD + 0.75%), 02/11/2026(1)		3,700,000	3,608,731
2.57% (3 Month LIBOR USD + 1.00%), 02/11/2031(1)		11,200,000	10,774,533
2.60%, 07/22/2020		310,000	310,059
2.63%, 07/22/2022		102,000	103,191
2.88% (3 Month LIBOR USD + 1.17%), 10/30/2030(1)		9,520,000	9,440,310
3.00%, 04/22/2026		8,685,000	8,939,329
3.00%, 10/23/2026		770,000	788,799
3.07%, 01/24/2023		19,585,000	19,906,958
5.01% (3 Month LIBOR USD + 4.24%), 04/04/2051(1)		645,000	817,783
Wells Fargo Bank N.A.
2.31% (3 Month LIBOR USD + 0.50%), 07/23/2021(1)		1,200,000	1,169,795
Welltower, Inc.
3.95%, 09/01/2023		13,500,000	13,370,014
4.00%, 06/01/2025		4,690,000	4,746,074
4.25%, 04/15/2028		111,000	111,940
4.50%, 01/15/2024		650,000	669,956
Weyerhaeuser Co.
4.00%, 04/15/2030		9,630,000	9,669,164
Willis North America, Inc.
3.60%, 05/15/2024		9,380,000	9,681,099
WPC Eurobond BV
1.35%, 04/15/2028	EUR	3,425,000	3,300,632
2.13%, 04/15/2027		400,000	424,649
2.25%, 04/09/2026		1,300,000	1,400,191

Total Financials			2,030,182,200

Industrials – 1.76%
3M Co.
3.00%, 09/14/2021	$4,260,000	4,358,804
Amcor Finance USA, Inc.
3.63%, 04/28/2026(2)	2,990,000	3,107,757
4.50%, 05/15/2028(2)	4,100,000	4,835,889
Arrow Electronics, Inc.
3.50%, 04/01/2022	480,000	477,127
4.00%, 04/01/2025	3,622,000	3,497,675
4.50%, 03/01/2023	380,000	377,548
Associated Materials LLC / AMH New Finance, Inc.
9.00%, 01/01/2024(2)	1,400,000	1,120,000
Aviation Capital Group LLC
2.88%, 01/20/2022(2)	8,869,000	8,015,853
3.88%, 05/01/2023(2)	100,000	93,441
4.13%, 08/01/2025(2)	168,000	144,561
4.88%, 10/01/2025(2)	3,007,000	2,680,101
Avnet, Inc.
3.75%, 12/01/2021	2,210,000	2,252,276
4.63%, 04/15/2026	10,485,000	10,445,745
4.88%, 12/01/2022	5,855,000	6,096,792
Ball Corp.
4.00%, 11/15/2023	750,000	755,625
Boeing Co.
2.25%, 06/15/2026	2,170,000	1,921,791
2.95%, 02/01/2030	2,790,000	2,583,739
3.10%, 05/01/2026	370,000	342,130
3.20%, 03/01/2029	1,855,000	1,713,098
3.75%, 02/01/2050	1,095,000	1,000,091
3.85%, 11/01/2048	1,695,000	1,540,175
3.95%, 08/01/2059	2,715,000	2,440,429
Bombardier, Inc.
6.00%, 10/15/2022(2)	248,000	186,000
6.13%, 01/15/2023(2)	100,000	70,500
7.88%, 04/15/2027(2)	1,492,000	1,029,480
Boral Finance Pty Ltd.
3.00%, 11/01/2022(2)	4,439,000	4,478,975
3.75%, 05/01/2028(2)	3,520,000	3,024,914
Canadian Pacific Railway Co.
4.50%, 01/15/2022	110,000	113,081
Caterpillar Financial Services Corp.
3.15%, 09/07/2021	3,615,000	3,678,713
Caterpillar, Inc.
3.90%, 05/27/2021	3,110,000	3,183,123

CCCI Treasure Ltd.
3.50% (5 Year CMT Index + 7.19%), 10/21/2168(1)(5)		200,000	199,100
Cemex SAB de CV
5.45%, 11/19/2029(2)		2,450,000	1,988,175
Clean Harbors, Inc.
4.88%, 07/15/2027(2)		1,639,000	1,604,417
5.13%, 07/15/2029(2)		680,000	632,400
DAE Funding LLC
4.00%, 08/01/2020(2)		3,924,000	3,845,520
4.50%, 08/01/2022(2)		183,000	169,732
5.00%, 08/01/2024(2)		8,307,000	7,517,835
5.25%, 11/15/2021(2)		6,844,000	6,245,150
5.75%, 11/15/2023(2)		2,501,000	2,313,425
Embraer Netherlands Finance BV
5.05%, 06/15/2025		2,195,000	1,937,087
Embraer Overseas Ltd.
5.70%, 09/16/2023(2)		3,575,000	3,056,625
Fortress Transportation & Infrastructure Investors LLC
6.50%, 10/01/2025(2)		1,561,000	1,143,432
6.75%, 03/15/2022(2)		4,576,000	4,235,408
Fortune Brands Home & Security, Inc.
3.00%, 06/15/2020		2,766,000	2,760,191
General Dynamics Corp.
3.00%, 05/11/2021		5,585,000	5,643,471
General Electric Co.
0.00% (3 Month EURIBOR + 0.30%), 05/28/2020(1)(5)	EUR	150,000	164,940
0.38%, 05/17/2022		400,000	422,240
2.70%, 10/09/2022		$200,000	196,718
3.38%, 03/11/2024		3,115,000	3,175,663
3.45%, 05/15/2024		915,000	903,968
4.63%, 01/07/2021		5,410,000	5,460,125
4.65%, 10/17/2021		2,750,000	2,803,492
5.00% (3 Month LIBOR USD + 3.33%), 06/15/2168(1)		7,944,000	6,553,800
5.50%, 06/07/2021	GBP	100,000	127,776
5.55%, 05/04/2020		$154,000	154,395
5.55%, 01/05/2026		4,748,000	5,129,550
6.15%, 08/07/2037		36,000	41,500
6.25%, 09/29/2020	GBP	160,000	201,751
6.75%, 03/15/2032		$5,231,000	6,340,560
6.88%, 01/10/2039		27,000	33,685
GFL Environmental, Inc.
5.13%, 12/15/2026(2)		2,703,000	2,635,425

Graphic Packaging International LLC
4.13%, 08/15/2024	50,000	47,250
4.75%, 07/15/2027(2)	1,500,000	1,467,000
Heathrow Funding Ltd.
4.88%, 07/15/2021(2)	7,220,000	7,574,331
Huntington Ingalls Industries, Inc.
3.84%, 05/01/2025(2)	3,995,000	4,113,439
4.20%, 05/01/2030(2)	2,465,000	2,552,080
ICTSI Treasury BV
5.88%, 09/17/2025	5,000,000	5,349,186
Jabil, Inc.
4.70%, 09/15/2022	3,685,000	3,673,535
John Deere Capital Corp.
1.48% (3 Month LIBOR USD + 0.48%), 09/08/2022(1)	10,000,000	9,569,806
2.95%, 04/01/2022	7,475,000	7,633,469
Keysight Technologies, Inc.
3.00%, 10/30/2029	5,800,000	5,479,577
4.55%, 10/30/2024	1,374,000	1,435,000
4.60%, 04/06/2027	1,695,000	1,738,907
Komatsu Finance America, Inc.
2.12%, 09/11/2020	200,000	199,751
2.44%, 09/11/2022	860,000	860,942
L3Harris Technologies, Inc.
2.25% (3 Month LIBOR USD + 0.48%), 04/30/2020(1)	100,000	99,861
Masco Corp.
3.50%, 04/01/2021	7,044,000	7,053,305
Matthews International Corp.
5.25%, 12/01/2025(2)	1,064,000	941,661
Mauser Packaging Solutions Holding Co.
5.50%, 04/15/2024(2)	510,000	469,200
NTT Finance Corp.
1.90%, 07/21/2021	5,400,000	5,357,593
OI European Group BV
4.00%, 03/15/2023(2)	216,000	205,200
Pelabuhan Indonesia III Persero PT
4.50%, 05/02/2023	200,000	199,000
Penske Truck Leasing Co. LP / PTL Finance Corp.
3.20%, 07/15/2020(2)	200,000	198,998
3.38%, 02/01/2022(2)	2,781,000	2,810,994
4.88%, 07/11/2022(2)	5,762,000	5,990,707
PerkinElmer, Inc.
3.30%, 09/15/2029	4,910,000	4,641,272
Republic Services, Inc.
2.90%, 07/01/2026	3,000,000	3,032,341

Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
5.33% (3 Month LIBOR USD + 3.50%), 07/15/2021(1)(2)		1,200,000	1,170,000
Roper Technologies, Inc.
2.35%, 09/15/2024		1,215,000	1,181,250
2.95%, 09/15/2029		1,930,000	1,917,729
Sealed Air Corp.
4.00%, 12/01/2027(2)		505,000	469,700
5.25%, 04/01/2023(2)		1,000,000	1,026,610
5.50%, 09/15/2025(2)		1,545,000	1,564,328
Sensata Technologies, Inc.
4.38%, 02/15/2030(2)		208,000	187,200
Siemens Financieringsmaatschappij NV
1.35% (3 Month LIBOR USD + 0.61%), 03/16/2022(1)(2)		13,690,000	13,342,942
SMBC Aviation Capital Finance DAC
2.65%, 07/15/2021(2)		200,000	198,241
4.13%, 07/15/2023(2)		13,215,000	14,255,083
Spirit AeroSystems, Inc.
1.54% (3 Month LIBOR USD + 0.80%), 06/15/2021(1)		3,080,000	2,932,504
4.60%, 06/15/2028		695,000	597,623
Textron, Inc.
2.28% (3 Month LIBOR USD + 0.55%), 11/10/2020(1)		830,000	830,040
3.00%, 06/01/2030		16,485,000	15,428,527
TransDigm, Inc.
5.50%, 11/15/2027(2)		25,000	22,437
6.25%, 03/15/2026(2)		2,490,000	2,477,550
7.50%, 03/15/2027		860,000	828,782
Trident TPI Holdings, Inc.
9.25%, 08/01/2024(2)		207,000	171,810
Triumph Group, Inc.
5.25%, 06/01/2022		482,000	397,650
6.25%, 09/15/2024(2)		751,000	669,374
Trivium Packaging Finance BV
3.75%, 08/15/2026(2)	EUR	340,000	341,050
5.50%, 08/15/2026(2)		$7,454,000	7,416,730
Union Pacific Corp.
3.95%, 09/10/2028		4,640,000	4,981,410
United Parcel Service, Inc.
5.30%, 04/01/2050		4,135,000	5,445,829
United Technologies Corp.
4.50%, 06/01/2042		2,250,000	2,612,888
Waste Pro USA, Inc.
5.50%, 02/15/2026(2)		2,121,000	1,967,864
WRKCo, Inc.

3.00%, 09/15/2024		4,000,000	3,997,161
3.75%, 03/15/2025		815,000	819,438

Total Industrials			323,149,144

Technology – 1.52%
Activision Blizzard, Inc.
2.60%, 06/15/2022		100,000	100,703
Apple, Inc.
3.85%, 05/04/2043		2,805,000	3,317,560
4.65%, 02/23/2046		1,250,000	1,730,579
Broadcom Corp. / Broadcom Cayman Finance Ltd.
2.20%, 01/15/2021		115,000	113,477
2.65%, 01/15/2023		200,000	195,314
3.00%, 01/15/2022		30,477,000	30,197,308
3.63%, 01/15/2024		11,731,000	11,608,187
3.88%, 01/15/2027		12,035,000	11,472,561
Broadcom, Inc.
3.13%, 04/15/2021(2)		23,700,000	23,409,508
3.13%, 10/15/2022(2)		23,350,000	23,120,127
3.63%, 10/15/2024(2)		4,875,000	4,785,299
4.25%, 04/15/2026(2)		1,830,000	1,859,587
4.75%, 04/15/2029(2)		15,687,000	15,933,098
Change Healthcare Holdings LLC / Change Healthcare Finance, Inc.
5.75%, 03/01/2025(2)		510,000	471,750
Dell International LLC / EMC Corp.
4.42%, 06/15/2021(2)		7,590,000	7,671,476
5.30%, 10/01/2029(2)		1,395,000	1,356,890
EMC Corp.
2.65%, 06/01/2020		1,986,000	1,974,680
Exela Intermediate LLC / Exela Finance, Inc.
10.00%, 07/15/2023(2)		300,000	78,750
Fidelity National Information Services, Inc.
0.75%, 05/21/2023	EUR	1,870,000	2,028,475
Fiserv, Inc.
1.13%, 07/01/2027		1,465,000	1,546,863
3.20%, 07/01/2026		$2,995,000	3,082,673
Hewlett Packard Enterprise Co.
2.62% (3 Month LIBOR USD + 0.72%), 10/05/2021(1)		2,500,000	2,354,125
Intel Corp.
2.70%, 12/15/2022		8,055,000	8,380,371
Microchip Technology, Inc.
3.92%, 06/01/2021		1,670,000	1,627,010
4.33%, 06/01/2023		15,130,000	15,082,590
Micron Technology, Inc.

4.19%, 02/15/2027	3,800,000	3,845,662
4.64%, 02/06/2024	6,512,000	6,615,463
4.66%, 02/15/2030	8,675,000	9,067,746
5.33%, 02/06/2029	7,324,000	8,028,201
NCR Corp.
5.75%, 09/01/2027(2)	27,000	24,570
NXP BV
5.35%, 03/01/2026(2)	1,945,000	2,102,647
NXP BV / NXP Funding LLC
3.88%, 09/01/2022(2)	13,999,000	14,049,584
4.13%, 06/01/2021(2)	19,112,000	19,281,211
4.63%, 06/15/2022(2)	3,150,000	3,258,336
4.63%, 06/01/2023(2)	460,000	473,427
4.88%, 03/01/2024(2)	5,935,000	6,336,683
Oracle Corp.
2.80%, 07/08/2021	10,685,000	10,840,215
2.80%, 04/01/2027	3,500,000	3,567,630
2.95%, 04/01/2030	4,475,000	4,501,860
3.60%, 04/01/2050	5,475,000	5,452,927
Seagate HDD Cayman
4.75%, 01/01/2025	3,297,000	3,279,013
4.88%, 06/01/2027	855,000	847,473
5.75%, 12/01/2034	1,022,000	946,248
VMware, Inc.
2.30%, 08/21/2020	904,000	894,369
2.95%, 08/21/2022	2,540,000	2,546,364
3.90%, 08/21/2027	160,000	157,792
Western Digital Corp.
4.75%, 02/15/2026	872,000	886,388

Total Technology		280,502,770

Utilities – 1.78%
AEP Texas, Inc.
3.85%, 10/01/2025(2)	1,500,000	1,508,336
AEP Transmission Co. LLC
3.10%, 12/01/2026	1,575,000	1,637,103
AES Corp.
4.88%, 05/15/2023	45,000	43,312
5.13%, 09/01/2027	60,000	60,149
5.50%, 04/15/2025	345,000	338,100
6.00%, 05/15/2026	120,000	118,200
American Electric Power Co., Inc.
2.15%, 11/13/2020	330,000	327,562
2.95%, 12/15/2022	400,000	388,018

American Transmission Systems, Inc.
5.25%, 01/15/2022(2)	100,000	106,357
American Water Capital Corp.
4.15%, 06/01/2049	1,425,000	1,572,769
Ausgrid Finance Pty Ltd.
3.85%, 05/01/2023(2)	9,410,000	9,861,500
Baltimore Gas & Electric Co.
2.80%, 08/15/2022	570,000	578,082
Black Hills Corp.
4.35%, 05/01/2033	6,250,000	7,648,720
British Transco International Finance BV
0.00%, 11/04/2021	400,000	387,760
Cleco Power LLC
6.00%, 12/01/2040	1,000,000	1,279,992
Dominion Energy Inc.
2.45%, 01/15/2023(2)	13,500,000	13,289,393
Duke Energy Carolinas LLC
3.70%, 12/01/2047	2,500,000	2,750,349
3.88%, 03/15/2046	2,750,000	3,107,215
4.25%, 12/15/2041	1,650,000	1,871,827
Duke Energy Corp.
2.20% (3 Month LIBOR USD + 0.50%), 05/14/2021(1)(2)	156,000	154,367
Duke Energy Progress LLC
3.25%, 08/15/2025	2,613,000	2,784,958
3.70%, 09/01/2028	4,050,000	4,333,511
4.10%, 03/15/2043	900,000	983,957
4.20%, 08/15/2045	1,000,000	1,143,666
Duquesne Light Holdings, Inc.
5.90%, 12/01/2021(2)	1,500,000	1,597,317
6.40%, 09/15/2020(2)	400,000	408,573
Edison International
4.95%, 04/15/2025	315,000	314,272
Emera US Finance LP
2.70%, 06/15/2021	338,000	341,864
Enel Americas SA
4.00%, 10/25/2026	9,422,000	8,802,598
Enel Finance International NV
2.75%, 04/06/2023(2)	8,060,000	7,602,583
3.63%, 05/25/2027(2)	3,175,000	3,223,117
Entergy Corp.
4.00%, 07/15/2022	925,000	949,083
5.13%, 09/15/2020	3,022,000	3,021,315

Exelon Corp.
2.85%, 06/15/2020	2,975,000	2,974,673
FirstEnergy Corp.
2.85%, 07/15/2022	2,075,000	2,023,433
3.40%, 03/01/2050	10,950,000	10,351,876
3.90%, 07/15/2027	5,035,000	5,089,128
FirstEnergy Transmission LLC
4.35%, 01/15/2025(2)	7,535,000	7,841,426
IPALCO Enterprises, Inc.
3.45%, 07/15/2020	280,000	279,959
ITC Holdings Corp.
2.70%, 11/15/2022	610,000	605,700
3.25%, 06/30/2026	2,000,000	2,032,708
4.05%, 07/01/2023	3,812,000	3,903,495
Jersey Central Power & Light Co.
4.30%, 01/15/2026(2)	1,000,000	1,069,058
4.70%, 04/01/2024(2)	150,000	160,009
Kansas City Power & Light Co.
3.65%, 08/15/2025	3,550,000	3,692,894
KeySpan Gas East Corp.
2.74%, 08/15/2026(2)	4,500,000	4,553,192
LG&E & KU Energy LLC
4.38%, 10/01/2021	700,000	703,762
Metropolitan Edison Co.
4.00%, 04/15/2025(2)	4,000,000	4,324,223
4.30%, 01/15/2029(2)	5,000,000	5,245,259
Mong Duong Finance Holdings BV
5.13%, 05/07/2029	1,150,000	969,470
NextEra Energy Capital Holdings Inc.
2.40%, 09/01/2021	500,000	499,140
NextEra Energy Capital Holdings, Inc.
2.16% (3 Month LIBOR USD + 0.55%), 08/28/2021(1)	9,000,000	8,817,587
3.34%, 09/01/2020	3,400,000	3,403,517
NiSource, Inc.
2.65%, 11/17/2022	750,000	756,567
Northern States Power Co.
3.60%, 09/15/2047	1,800,000	1,921,660
4.00%, 08/15/2045	1,000,000	1,024,615
NRG Energy, Inc.
3.75%, 06/15/2024(2)	700,000	692,905
4.45%, 06/15/2029(2)	6,860,000	6,951,241
5.25%, 06/15/2029(2)	850,000	875,500
5.75%, 01/15/2028	1,990,000	2,029,800
Pacific Gas & Electric Co.

2.45%, 08/15/2022(6)	1,944,000	1,905,120
2.95%, 03/01/2026(6)	3,053,000	2,885,085
3.25%, 09/15/2021(6)	959,000	939,820
3.25%, 06/15/2023(6)	2,644,000	2,538,240
3.30%, 03/15/2027(6)	1,252,000	1,195,660
3.30%, 12/01/2027(6)	3,700,000	3,533,500
3.40%, 08/15/2024(6)	2,476,000	2,401,720
3.50%, 10/01/2020(6)	5,979,000	5,859,420
3.50%, 06/15/2025(6)	3,850,000	3,715,250
3.75%, 02/15/2024(6)	2,384,000	2,336,320
3.75%, 08/15/2042(6)	166,000	146,910
3.85%, 11/15/2023(6)	318,000	311,640
4.00%, 12/01/2046(6)	16,000	14,560
4.25%, 05/15/2021(6)	6,273,000	6,147,540
4.25%, 08/01/2023(2)(6)	800,000	804,000
4.30%, 03/15/2045(6)	475,000	456,000
4.45%, 04/15/2042(6)	941,000	917,475
4.50%, 12/15/2041(6)	203,000	194,880
4.60%, 06/15/2043(6)	488,000	483,120
4.65%, 08/01/2028(2)(6)	100,000	104,000
4.75%, 02/15/2044(6)	423,000	414,540
5.13%, 11/15/2043(6)	1,132,000	1,132,000
5.40%, 01/15/2040(6)	4,186,000	4,248,790
5.80%, 03/01/2037(6)	795,000	806,925
6.05%, 03/01/2034(6)	1,003,000	1,013,030
6.25%, 03/01/2039(6)	615,000	624,225
6.35%, 02/15/2038(6)	444,000	450,660
Pennsylvania Electric Co.
5.20%, 04/01/2020	780,000	780,000
Perusahaan Listrik Negara PT
5.45%, 05/21/2028(2)	11,800,000	12,316,132
PPL WEM Ltd. / Western Power Distribution Ltd.
5.38%, 05/01/2021(2)	2,615,000	2,668,924
Public Service Co. of New Mexico
3.85%, 08/01/2025	7,000,000	7,740,009
Puget Energy, Inc.
6.50%, 12/15/2020	2,903,000	2,964,158
San Diego Gas & Electric Co.
3.75%, 06/01/2047	24,000	24,311
Sempra Energy
3.25%, 06/15/2027	8,634,000	8,391,873
3.40%, 02/01/2028	3,037,000	3,045,932
4.05%, 12/01/2023	1,250,000	1,281,091

Southern California Edison Co.
3.65%, 03/01/2028	40,000	40,802
5.75%, 04/01/2035	70,000	87,219
6.00%, 01/15/2034	20,000	24,111
6.65%, 04/01/2029	192,000	226,732
Southern California Gas Co.
5.13%, 11/15/2040	12,000	14,172
Southern Co.
3.25%, 07/01/2026	8,000,000	8,068,531
Southern Co. Gas Capital Corp.
3.50%, 09/15/2021	3,250,000	3,264,836
4.40%, 05/30/2047	1,915,000	1,897,989
5.88%, 03/15/2041	1,920,000	2,176,553
Southern Power Co.
1.67% (3 Month LIBOR USD + 0.55%), 12/20/2020(1)(2)	600,000	590,503
Southwestern Electric Power Co.
4.10%, 09/15/2028	10,000,000	10,725,948
Spire, Inc.
3.54%, 02/27/2024	5,000,000	5,035,883
State Grid Overseas Investment 2016 Ltd.
2.75%, 05/04/2022(2)	404,000	408,896
3.75%, 05/02/2023(2)	4,235,000	4,391,291
Talen Energy Supply LLC
6.63%, 01/15/2028(2)	250,000	209,479
Tucson Electric Power Co.
3.05%, 03/15/2025	3,000,000	3,170,792
5.15%, 11/15/2021	2,515,000	2,626,222
Vistra Operations Co. LLC
3.55%, 07/15/2024(2)	8,385,000	7,881,745
3.70%, 01/30/2027(2)	26,340,000	23,466,786
4.30%, 07/15/2029(2)	3,095,000	2,746,866

Total Utilities		327,176,938

Total Corporate Bonds (Cost: $6,231,042,819)		6,043,989,236

Convertible Securities – 0.13%
Communications – 0.05%
DISH Network Corp.
2.38%, 03/15/2024	7,520,000	5,959,600
3.38%, 08/15/2026	1,670,000	1,355,792
Palo Alto Networks, Inc.
0.75%, 07/01/2023	2,285,000	2,205,466
Proofpoint, Inc.
0.25%, 08/15/2024(2)	425,000	398,969

Total Communications		9,919,827

Consumer, Cyclical – 0.01%
Caesars Entertainment Corp.
5.00%, 10/01/2024		1,634,430	1,742,771

Total Consumer, Cyclical			1,742,771

Consumer, Non-cyclical – 0.05%
BioMarin Pharmaceutical, Inc.
0.60%, 08/01/2024		6,980,000	7,314,569
Illumina, Inc.
0.00%, 08/15/2023		1,935,000	1,851,912

Total Consumer, Non-cyclical			9,166,481

Energy – 0.00%(8)
Chesapeake Energy Corp.
5.50%, 09/15/2026		3,940,000	177,300

Total Energy			177,300

Industrials – 0.01%
Greenbrier Cos, Inc.
2.88%, 02/01/2024		1,993,000	1,519,663

Total Industrials			1,519,663

Technology – 0.01%
Akamai Technologies, Inc.
0.38%, 09/01/2027(2)		705,000	702,147
Microchip Technology, Inc.
1.63%, 02/15/2027		1,000,000	1,026,343

Total Technology			1,728,490

Total Convertible Securities (Cost: $29,839,852)			24,254,532

Government Related – 13.47%
Other Government Related – 1.73%
Abu Dhabi Government International Bond
2.50%, 10/11/2022(2)		500,000	501,500
2.50%, 09/30/2029		1,891,000	1,836,728
3.13%, 10/11/2027(2)		1,200,000	1,221,048
Africa Finance Corp.
3.88%, 04/13/2024(2)		1,085,000	1,085,000
Argentina Bocon
42.78% (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 0.00%), 10/04/2022(1)	ARS	3,900,000	75,165
Argentina Bonar Bonds
36.57% (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 2.00%), 04/03/2022(1)		187,669,000	2,057,249
Argentina POM Politica Monetaria
38.04% (Argentina Blended Historical Policy Rate + 0.00%), 06/21/2020(1)		2,076,079,000	21,047,318
Argentina Treasury Bond BONCER
2.25%, 04/28/2020		43,747,000	1,618,939

Argentine Bonos del Tesoro
15.50%, 10/17/2026		6,610,000	40,598
Argentine Republic Government International Bond
3.38%, 01/15/2023	EUR	1,100,000	303,297
3.38%, 12/31/2038(3)		179,000	51,246
3.75%, 12/31/2038(3)		$8,696,000	2,548,015
3.88%, 01/15/2022	EUR	16,200,000	4,556,080
4.63%, 01/11/2023		$8,716,000	2,484,147
5.00%, 01/15/2027	EUR	2,000,000	541,480
5.25%, 01/15/2028		500,000	127,936
5.63%, 01/26/2022		$445,000	129,050
6.25%, 11/09/2047	EUR	100,000	26,456
6.88%, 01/26/2027		$300,000	82,503
6.88%, 01/11/2048		1,200,000	312,012
7.13%, 07/06/2036		200,000	51,302
7.50%, 04/22/2026		150,000	41,626
7.82%, 12/31/2033	EUR	220,177	75,434
Autonomous Community of Catalonia
4.90%, 09/15/2021		50,000	58,329
Bahrain Government International Bond
6.75%, 09/20/2029		$359,000	321,319
7.00%, 10/12/2028		2,508,000	2,283,133
Brazilian Government International Bond
4.50%, 05/30/2029		1,700,000	1,745,560
4.63%, 01/13/2028		1,350,000	1,436,062
Chile Government International Bond
2.55%, 01/27/2032		1,572,000	1,570,428
3.24%, 02/06/2028		13,736,000	14,508,787
City of New York NY
3.55%, 12/01/2028		3,645,000	3,924,098
Ciudad Autonoma de Buenos Aires/Government Bonds
32.41% (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 3.25%), 03/29/2024(1)	ARS	225,929,000	2,423,965
37.25% (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 5.00%), 01/23/2022(1)		387,990,000	5,327,047
Colombia Government International Bond
3.00%, 01/30/2030		$1,400,000	1,276,100
3.88%, 04/25/2027		364,000	359,632
4.50%, 01/28/2026		525,000	530,911
5.00%, 06/15/2045		874,000	895,850
5.20%, 05/15/2049		700,000	734,979
Commonwealth of Massachusetts
3.00%, 03/01/2049		10,015,000	10,264,974
Commonwealth of Puerto Rico
4.13%, 07/01/2022(6)		100,000	61,250

5.00%, 07/01/2021(6)	240,000	150,300
5.00%, 07/01/2028(6)	20,000	13,600
5.00%, 07/01/2041(6)	395,000	239,962
5.13%, 07/01/2028(6)	30,000	20,212
5.13%, 07/01/2031(6)	2,590,000	1,761,200
5.13%, 07/01/2037(6)	190,000	117,800
5.25%, 07/01/2026(6)	200,000	136,250
5.25%, 07/01/2037(6)	100,000	68,125
5.38%, 07/01/2030(6)	165,000	110,138
5.50%, 07/01/2032(6)	1,610,000	1,086,750
5.50%, 07/01/2039(6)	520,000	327,600
5.70%, 07/01/2023(6)	170,000	108,162
5.75%, 07/01/2038(6)	80,000	53,400
5.75%, 07/01/2041(6)	100,000	66,750
6.00%, 07/01/2038(6)	610,000	417,850
6.00%, 07/01/2039(6)	55,000	37,263
6.50%, 07/01/2040(6)	30,000	20,625
8.00%, 07/01/2035(6)	800,000	480,000
Croatia Government International Bond
6.00%, 01/26/2024	1,253,000	1,353,240
Dominican Republic International Bond
4.50%, 01/30/2030(2)	300,000	261,000
5.50%, 01/27/2025	1,250,000	1,200,000
6.00%, 07/19/2028	1,665,000	1,565,117
Egypt Government International Bond
5.58%, 02/21/2023(2)	400,000	369,920
7.60%, 03/01/2029(2)	250,000	223,652
Export Credit Bank of Turkey
8.25%, 01/24/2024(2)	1,000,000	942,568
Export-Import Bank of India
2.39% (3 Month LIBOR USD + 1.02%), 03/28/2022(1)(7)	9,600,000	9,596,256
Hazine Mustesarligi Varlik Kiralama AS
5.80%, 02/21/2022(2)	7,960,000	7,718,430
Health & Educational Facilities Authority of the State of Missouri
3.65%, 08/15/2057	2,735,000	3,195,082
Hungary Government International Bond
5.38%, 03/25/2024	1,596,000	1,755,600
Indonesia Government International Bond
2.85%, 02/14/2030	1,200,000	1,163,960
4.75%, 01/08/2026	2,000,000	2,116,646
Los Angeles Department of Water
6.01%, 07/01/2039	675,000	890,318
Massachusetts Educational Financing Authority

3.85%, 05/25/2033		3,908,160	4,076,719
Mexico Government International Bond
3.25%, 04/16/2030		6,231,000	5,841,563
3.75%, 01/11/2028		726,000	721,651
4.50%, 04/22/2029		773,000	792,333
4.60%, 01/23/2046		713,000	709,328
4.75%, 03/08/2044		1,000,000	1,012,500
New York City Transitional Finance Authority Future Tax Secured Revenue
2.80%, 02/01/2026		1,850,000	1,935,969
3.95%, 08/01/2032		1,900,000	2,132,959
5.27%, 05/01/2027		3,500,000	4,229,575
New York City Water & Sewer System
5.75%, 06/15/2041		240,000	344,407
New York State Dormitory Authority
4.00%, 07/01/2050		1,855,000	1,999,746
5.05%, 09/15/2027		1,800,000	2,167,182
Oman Government International Bond
5.63%, 01/17/2028(2)		1,250,000	893,900
6.00%, 08/01/2029(2)		2,540,000	1,820,342
Panama Government International Bond
3.16%, 01/23/2030		5,109,000	5,109,051
3.88%, 03/17/2028		600,000	646,506
Paraguay Government International Bond
4.70%, 03/27/2027		1,380,000	1,380,014
Peru Government Bond
5.94%, 02/12/2029(2)	PEN	21,282,000	6,659,595
6.15%, 08/12/2032(2)		17,826,000	5,541,587
6.95%, 08/12/2031		5,192,000	1,723,677
Peruvian Government International Bond
2.84%, 06/20/2030		$1,270,000	1,341,120
4.13%, 08/25/2027		2,141,000	2,413,999
5.94%, 02/12/2029	PEN	11,140,000	3,485,945
5.94%, 02/12/2029(2)		11,637,000	3,641,467
6.15%, 08/12/2032(2)		2,151,000	689,517
6.35%, 08/12/2028(2)		12,544,000	4,041,087
6.90%, 08/12/2037(2)		879,000	292,755
6.95%, 08/12/2031		1,183,000	392,741
6.95%, 08/12/2031(2)		11,230,000	3,728,215
8.20%, 08/12/2026(2)		15,908,000	5,762,814
Philippine Government International Bond
3.00%, 02/01/2028		$4,215,000	4,393,858
3.70%, 03/01/2041		364,000	396,526
3.75%, 01/14/2029		558,000	617,358

Provincia de Buenos Aires/Government Bonds
33.93% (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 3.83%), 05/31/2022(1)	ARS	15,450,000	130,927
37.46% (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 3.75%), 04/12/2025(1)(2)		254,135,000	2,331,427
Puerto Rico Electric Power Authority
6.05%, 07/01/2032(6)		$100,000	71,125
Qatar Government International Bond
3.88%, 04/23/2023		1,300,000	1,336,010
4.50%, 04/23/2028		2,059,000	2,253,452
4.63%, 06/02/2046		1,257,000	1,451,835
5.10%, 04/23/2048		600,000	727,524
Regents of the University of California Medical Center Pooled Revenue
3.26%, 05/15/2060		15,185,000	14,216,804
Republic of Azerbaijan International Bond
4.75%, 03/18/2024		2,256,000	2,195,296
Republic of South Africa Government International Bond
4.30%, 10/12/2028		3,234,000	2,648,685
4.85%, 09/30/2029		7,600,000	6,221,056
4.88%, 04/14/2026		700,000	623,700
5.75%, 09/30/2049		5,200,000	3,770,000
Russian Foreign Bond - Eurobond
4.25%, 06/23/2027		400,000	418,744
4.38%, 03/21/2029		1,200,000	1,281,619
4.75%, 05/27/2026		600,000	636,600
Saudi Government International Bond
2.75%, 02/03/2032(2)		300,000	276,000
2.88%, 03/04/2023(2)		2,000,000	1,995,080
3.63%, 03/04/2028		2,500,000	2,537,900
3.75%, 01/21/2055(2)		200,000	184,112
4.00%, 04/17/2025		16,200,000	16,821,756
4.50%, 10/26/2046		1,450,000	1,469,070
4.63%, 10/04/2047(2)		800,000	818,301
5.00%, 04/17/2049(2)		1,400,000	1,511,286
State of California
7.95%, 03/01/2036		4,085,000	4,101,177
State of Illinois
5.10%, 06/01/2033		225,000	223,342
6.73%, 04/01/2035		70,000	75,666
7.35%, 07/01/2035		55,000	61,711
Texas Public Finance Authority
8.25%, 07/01/2024		4,660,000	4,578,450
Turkey Government International Bond
4.63%, 03/31/2025	EUR	6,300,000	6,378,511
5.63%, 03/30/2021		$800,000	794,000

5.75%, 03/22/2024	600,000	558,630
6.35%, 08/10/2024	1,782,000	1,688,231
7.25%, 12/23/2023	10,800,000	10,557,000
7.63%, 04/26/2029	11,900,000	11,334,750
Uruguay Government International Bond
4.38%, 10/27/2027	2,000,000	2,160,020
4.38%, 01/23/2031	1,100,000	1,196,261
Venezuela Government International Bond
6.00%, 12/09/2020(6)	30,000	2,700
7.00%, 03/31/2038(6)	187,000	16,830
7.65%, 04/21/2025(6)	534,000	48,060
7.75%, 04/13/2022(6)	100,000	9,000
8.25%, 10/13/2024(6)	7,294,000	656,460
9.00%, 05/07/2023(6)	110,000	9,900
9.00%, 05/07/2023(6)	7,405,000	666,450
9.25%, 09/15/2027(6)	1,049,000	94,410
9.25%, 05/07/2028(6)	420,000	37,800
11.75%, 10/21/2026(6)	120,000	10,800
11.95%, 08/05/2031(6)	3,200,000	288,000

Total Other Government Related		318,516,803

U.S. Treasury Obligations – 11.74%
U.S. Treasury Inflation Indexed Bonds
0.13%, 07/15/2024(9)	8,751,274	8,771,117
0.25%, 07/15/2029(9)(10)	115,959,488	120,521,894
0.25%, 02/15/2050(9)	81,174,866	83,726,191
U.S. Treasury Inflation Indexed Note
0.13%, 10/15/2024(9)	50,460,014	51,078,983
U.S. Treasury Note/Bond
0.50%, 03/31/2025	22,060,000	22,199,598
1.38%, 10/15/2022	21,075,000	21,668,558
1.50%, 11/30/2021	43,085,000	44,000,556
1.50%, 08/15/2022	12,730,000	13,117,370
1.50%, 09/15/2022(10)	220,645,000	227,350,538
1.50%, 01/15/2023	229,835,000	237,708,644
1.63%, 11/15/2022	251,170,000	260,059,062
1.63%, 12/15/2022	59,000,000	61,168,711
2.00%, 02/15/2050	70,105,000	81,423,123
2.25%, 08/15/2049(11)	232,090,000	282,370,122
2.38%, 11/15/2049	174,542,000	217,850,234
2.50%, 02/15/2045(11)	62,700,000	78,303,973
2.75%, 11/15/2047(10)	250,000	330,908
2.88%, 08/15/2028(10)	7,800,000	9,226,547
2.88%, 05/15/2049	25,705,000	35,102,387

3.00%, 05/15/2045(11)	30,000,000	40,807,031
3.00%, 02/15/2048(10)	15,800,000	21,871,273
3.00%, 08/15/2048(10)	41,640,000	57,895,865
3.00%, 02/15/2049(11)	82,878,400	115,573,282
3.13%, 11/15/2028(10)	7,500,000	9,057,422
3.13%, 05/15/2048(10)	12,780,000	18,120,642
3.38%, 05/15/2044(10)	3,210,000	4,589,046
3.63%, 02/15/2044(10)	2,790,000	4,128,110
4.63%, 02/15/2040	18,930,000	30,918,014

Total U.S. Treasury Obligations		2,158,939,201

Total Government Related (Cost: $2,306,688,491)		2,477,456,004

Mortgage-Backed Obligations – 37.75%
280 Park Avenue 2017-280P Mortgage Trust
1.58% (1 Month LIBOR USD + 0.88%, 0.88% Floor), 09/15/2034(1)(2)	1,315,631	1,233,312
Alternative Loan Trust 2003-22CB
5.75%, 12/25/2033	608,037	622,900
6.00%, 12/25/2033	177,292	179,830
Alternative Loan Trust 2004-16CB
5.50%, 07/25/2034	400,177	408,394
5.50%, 08/25/2034	445,309	454,767
Alternative Loan Trust 2005-56
1.68% (1 Month LIBOR USD + 0.73%, 0.73% Floor), 11/25/2035(1)	5,038,028	4,424,830
Alternative Loan Trust 2005-74T1
6.00%, 01/25/2036	11,761,844	8,732,703
Alternative Loan Trust 2006-HY12
3.92%, 08/25/2036(4)	284,976	260,260
Alternative Loan Trust 2006-OA17
0.97% (1 Month LIBOR USD + 0.20%, 0.20% Floor), 12/20/2046(1)	16,728,262	12,192,835
Alternative Loan Trust 2006-OA22
1.16% (1 Month LIBOR USD + 0.21%, 0.21% Floor), 02/25/2047(1)	15,271,597	12,084,566
Alternative Loan Trust 2006-OA3
1.15% (1 Month LIBOR USD + 0.20%, 0.20% Floor), 05/25/2036(1)	6,338,530	4,647,612
Alternative Loan Trust 2006-OA7
2.91% (12 Month U.S. Treasury Average + 0.94%, 0.94% Floor), 06/25/2046(1)	12,638,769	9,577,801
Alternative Loan Trust 2006-OC5
1.21% (1 Month LIBOR USD + 0.26%, 0.26% Floor), 06/25/2046(1)	8,079,733	6,027,562
Alternative Loan Trust 2007-HY7C
1.09% (1 Month LIBOR USD + 0.14%, 0.14% Floor), 08/25/2037(1)	3,085,434	2,290,192
Alternative Loan Trust 2007-OA2
1.08% (1 Month LIBOR USD + 0.13%, 0.13% Floor), 03/25/2047(1)	12,725,750	8,256,604
2.81% (12 Month U.S. Treasury Average + 0.84%, 0.84% Floor), 03/25/2047(1)	28,497,992	20,372,886
Alternative Loan Trust 2007-OA4

1.12% (1 Month LIBOR USD + 0.17%, 0.17% Floor), 05/25/2047(1)	2,075,666	1,689,842
Angel Oak Mortgage Trust 2019-3
3.24%, 05/25/2059(2)(4)	4,241,293	4,078,879
Angel Oak Mortgage Trust I LLC 2019-1
3.92%, 11/25/2048(2)(4)	6,726,282	6,498,333
4.02%, 11/25/2048(2)(4)	1,511,871	1,460,691
Angel Oak Mortgage Trust I LLC 2019-2
3.63%, 03/25/2049(2)(4)	2,557,592	2,575,443
3.78%, 03/25/2049(2)(4)	2,781,884	2,777,187
4.07%, 03/25/2049(2)(4)	3,460,000	3,255,706
Ashford Hospitality Trust 2018-ASHF
1.60% (1 Month LIBOR USD + 0.90%, 0.90% Floor), 04/15/2035(1)(2)	1,061,043	855,577
1.95% (1 Month LIBOR USD + 1.25%, 1.25% Floor), 04/15/2035(1)(2)	1,530,000	1,245,203
2.10% (1 Month LIBOR USD + 1.40%, 1.40% Floor), 04/15/2035(1)(2)	715,000	578,219
Atrium Hotel Portfolio Trust 2017-ATRM
1.63% (1 Month LIBOR USD + 0.93%, 0.93% Floor), 12/15/2036(1)(2)	3,120,000	2,889,510
2.20% (1 Month LIBOR USD + 1.50%, 1.50% Floor), 12/15/2036(1)(2)	1,095,000	970,807
Austin Fairmont Hotel Trust 2019-FAIR
1.95% (1 Month LIBOR USD + 1.25%, 1.25% Floor), 09/15/2032(1)(2)	2,155,000	1,738,990
2.15% (1 Month LIBOR USD + 1.45%, 1.45% Floor), 09/15/2032(1)(2)	5,500,000	4,363,249
Aventura Mall Trust
4.11%, 07/05/2040(2)(4)	5,325,000	5,503,299
BAMLL Commercial Mortgage Securities Trust 2016-ISQ
2.85%, 08/14/2034(2)	6,895,000	6,507,482
BAMLL Commercial Mortgage Securities Trust 2018-PARK
4.09%, 08/10/2038(2)(4)	6,575,000	6,829,436
BAMLL Re-REMIC Trust 2016-RRLD11
5.83%, 06/17/2050(2)(4)	100,000	48,000
5.83%, 06/17/2050(2)(4)	231,753	233,676
Banc of America Commercial Mortgage Trust 2007-5
5.82%, 02/10/2051(4)	5,959,278	6,372,064
Banc of America Funding 2015-R7 Trust
2.62% (12 Month U.S. Treasury Average + 0.92%), 09/26/2046(1)(2)	1,176,728	1,119,561
Banc of America Funding 2015-R8 Trust
2.89%, 11/26/2046(2)(4)	1,664,804	1,611,327
Banc of America Funding 2015-R9 Trust
1.15% (1 Month LIBOR USD + 0.21%, 0.21% Floor), 02/26/2037(1)(2)	14,421,703	13,661,452
Bank 2017-BNK4
4.00%, 05/15/2050	960,000	919,592
Bank 2017-BNK5
3.90%, 06/15/2060(4)	1,167,000	1,095,573
Bank 2019-BNK18
3.98%, 05/15/2062	4,550,000	4,274,271

BANK 2019-BNK21
3.52%, 10/17/2052		1,960,000	1,363,699
BANK 2019-BNK22
2.50%, 11/15/2062(2)		3,945,000	2,198,629
BANK 2020-BNK25
3.35%, 01/15/2063(4)		1,925,000	1,474,638
BANK 2020-BNK26
2.91%, 03/15/2063(4)		10,120,000	8,487,856
BBCCRE Trust 2015-GTP
4.55%, 08/10/2033(2)(4)		2,715,000	2,464,715
BBCMS 2019-BWAY Mortgage Trust
2.86% (1 Month LIBOR USD + 2.16%, 2.16% Floor), 11/25/2034(1)(2)		2,025,000	1,855,883
BBCMS Mortgage Trust 2020-C6
2.84%, 02/15/2053		1,880,000	1,702,674
BBCMS Trust 2018-CBM
1.70% (1 Month LIBOR USD + 1.00%, 1.00% Floor), 07/15/2037(1)(2)		2,945,000	2,557,563
BCAP LLC 2014-RR2
1.87% (1 Month LIBOR USD + 0.24%, 0.24% Floor), 10/26/2036(1)(2)		16,435,696	14,275,774
Bear Stearns ALT-A Trust 2005-1
2.07% (1 Month LIBOR USD + 1.13%, 0.75% Floor, 11.50% Cap), 01/25/2035(1)		6,346,643	5,206,743
Bear Stearns ARM Trust 2003-3
4.29%, 05/25/2033(4)		513,788	463,942
Bear Stearns Commercial Mortgage Securities Trust 2006-TOP24
5.66%, 10/12/2041(2)(4)		8,979,135	9,171,289
Benchmark 2019-B13 Mortgage Trust
2.70%, 08/15/2057		7,750,000	7,882,496
3.18%, 08/15/2057		2,902,000	2,848,765
Benchmark 2020-B16 Mortgage Trust
3.54%, 02/15/2053(4)		3,051,000	2,118,434
BFLD 2019-DPLO
2.24% (1 Month LIBOR USD + 1.54%, 1.54% Floor), 10/15/2034(1)(2)		4,650,000	3,588,116
Brass NO 8 Plc
2.39% (3 Month LIBOR USD + 0.70%), 11/16/2066(1)(2)		2,737,880	2,637,230
Brunel Residential Mortgage Securitisation No 1 Plc
0.97% (3 Month LIBOR GBP + 0.22%), 01/13/2039(1)	GBP	1,043,948	1,224,421
BX Commercial Mortgage Trust 2019-IMC
2.00% (1 Month LIBOR USD + 1.30%, 1.30% Floor), 04/15/2034(1)(2)		$4,870,000	4,362,945
2.85% (1 Month LIBOR USD + 2.15%, 2.15% Floor), 04/15/2034(1)(2)		4,215,000	3,589,146
BX Trust 2019-OC11
3.20%, 12/09/2041(2)		2,755,000	2,414,556
BXP Trust 2017-GM
3.38%, 06/13/2039(2)		3,800,000	4,050,070
CALI Mortgage Trust 2019-101C

3.96%, 03/10/2039(2)	5,010,000	5,348,822
Cantor Commercial Real Estate Lending 2019-CF1
4.18%, 05/15/2052(4)	3,445,000	3,229,232
4.35%, 05/15/2052(4)	3,220,000	2,448,762
Cantor Commercial Real Estate Lending 2019-CF2
2.50%, 11/15/2052(2)	7,935,000	4,441,284
3.27%, 11/15/2052(4)	2,780,000	2,416,284
CD 2018-CD7 Mortgage Trust
4.85%, 08/15/2051(4)	8,190,000	6,617,172
Century Plaza Towers 2019-CPT
2.87%, 11/13/2039(2)	5,185,000	5,079,048
CHL Mortgage Pass-Through Trust Resecuritization 2008-3R
6.00%, 08/25/2037(2)	6,636,083	5,055,988
CIM Trust 2018-R4
4.07%, 12/26/2057(2)(4)	17,769,457	18,224,598
CIM Trust 2018-R5
3.75%, 07/25/2058(2)(4)	13,452,300	13,410,693
CIM Trust 2018-R6
2.66% (1 Month LIBOR USD + 1.08%, 1.08% Floor), 09/25/2058(1)(2)	16,476,892	15,814,247
CIM Trust 2019-R3
2.63%, 06/25/2058(2)(4)	23,338,837	21,276,321
CIM Trust 2019-R4
3.00%, 10/25/2059(2)(4)	26,590,479	24,518,161
CIM Trust 2020-R1
2.85%, 10/27/2059(2)(4)	31,000,000	26,707,334
Citigroup Commercial Mortgage Trust 2015-GC27
2.69%, 02/10/2048	398,300	397,947
3.57%, 02/10/2048	430,000	430,361
Citigroup Commercial Mortgage Trust 2015-GC33
4.11%, 09/10/2058	1,350,000	1,385,471
Citigroup Commercial Mortgage Trust 2016-P3
3.06%, 04/15/2049	1,225,000	1,238,706
Citigroup Commercial Mortgage Trust 2017-P7
3.92%, 04/14/2050	2,140,000	2,173,008
Citigroup Commercial Mortgage Trust 2018-B2
4.67%, 03/10/2051(4)	1,195,000	962,598
Citigroup Commercial Mortgage Trust 2020-555
2.83%, 12/10/2041(2)	2,150,000	2,095,183
3.03%, 12/10/2041(2)	1,530,000	1,445,485
Citigroup Mortgage Loan Trust 2018-A
4.00%, 01/25/2068(2)(4)	1,208,861	1,113,588
Citigroup Mortgage Loan Trust 2018-C
4.13%, 03/25/2059(2)(3)	4,443,744	4,063,676

Citigroup Mortgage Loan Trust 2019-B
3.26%, 04/25/2066(2)(4)		3,330,151	3,282,800
Citigroup Mortgage Loan Trust 2019-RP1
3.50%, 01/25/2066(2)(4)		3,519,731	3,565,916
Civic Mortgage LLC 2018-2
4.35%, 11/25/2022(2)(3)		132,495	132,029
Clavis Securities Plc
0.66% (3 Month LIBOR GBP + 0.17%), 12/15/2032(1)	GBP	1,043,840	1,169,213
COLT 2018-2 Mortgage Loan Trust
3.47%, 07/27/2048(2)(4)		$1,593,408	1,570,855
4.19%, 07/27/2048(2)(4)		1,095,000	1,046,223
COLT 2018-3 Mortgage Loan Trust
3.87%, 10/26/2048(2)(4)		1,369,600	1,356,074
COLT 2018-4 Mortgage Loan Trust
4.01%, 12/28/2048(2)(4)		2,248,090	2,224,392
4.11%, 12/28/2048(2)(4)		1,864,764	1,847,531
COLT 2019-1 Mortgage Loan Trust
3.71%, 03/25/2049(2)(4)		5,511,036	5,462,343
COLT 2019-2 Mortgage Loan Trust
3.34%, 05/25/2049(2)(4)		4,678,449	4,577,532
3.54%, 05/25/2049(2)(4)		3,210,924	3,135,633
COLT 2019-3 Mortgage Loan Trust
2.76%, 08/25/2049(2)(4)		2,871,528	2,777,522
COMM 2013-300P Mortgage Trust
4.35%, 08/10/2030(2)		720,000	743,163
COMM 2013-SFS Mortgage Trust
2.99%, 04/12/2035(2)(4)		1,445,000	1,432,321
COMM 2014-CCRE20 Mortgage Trust
3.94%, 11/10/2047		1,115,000	1,133,081
COMM 2014-CR14 Mortgage Trust
4.63%, 02/10/2047(4)		5,465,000	4,945,020
Comm 2014-UBS2 Mortgage Trust
4.97%, 03/10/2047(4)		800,000	724,218
COMM 2014-UBS6 Mortgage Trust
4.45%, 12/10/2047(4)		1,013,000	879,355
COMM 2015-CCRE24 Mortgage Trust
3.70%, 08/10/2048		1,990,000	2,124,236
COMM 2015-CCRE25 Mortgage Trust
4.54%, 08/10/2048(4)		964,000	823,918
COMM 2015-DC1 Mortgage Trust
3.72%, 02/10/2048		2,495,000	2,513,557
COMM 2015-PC1 Mortgage Trust
3.90%, 07/10/2050		515,000	541,188

4.43%, 07/10/2050(4)	440,000	432,019
COMM 2017-COR2 Mortgage Trust
3.51%, 09/10/2050	3,110,000	3,310,834
COMM 2017-PANW Mortgage Trust
3.41%, 10/10/2029(2)(4)	1,285,000	1,239,056
COMM 2020-CBM Mortgage Trust
3.40%, 02/10/2037(2)	5,150,000	4,212,878
Connecticut Avenue Securities Trust 2019-R06
1.70% (1 Month LIBOR USD + 0.75%), 09/25/2039(1)(2)	3,779,154	3,683,136
Connecticut Avenue Securities Trust 2020-R02
1.70% (1 Month LIBOR USD + 0.75%), 01/25/2040(1)(2)	2,547,123	2,444,966
Credit Suisse Mortgage Capital Certificates 19-RPL4
3.55%, 08/26/2058(2)	710,523	738,329
Credit Suisse Mortgage Capital Certificates 2019-ICE4
2.30% (1 Month LIBOR USD + 1.60%, 1.60% Floor), 05/15/2036(1)(2)	5,465,000	4,862,954
2.85% (1 Month LIBOR USD + 2.15%, 2.15% Floor), 05/15/2036(1)(2)	2,375,000	1,994,457
Csail 2015-C2 Commercial Mortgage Trust
3.85%, 06/15/2057(4)	8,560,000	8,668,437
CSAIL 2016-C6 Commercial Mortgage Trust
3.09%, 01/15/2049	840,000	843,531
CSAIL 2016-C7 Commercial Mortgage Trust
3.96%, 11/15/2049(4)	6,160,000	6,272,286
CSAIL 2019-C16 Commercial Mortgage Trust
3.33%, 06/15/2052	10,970,000	11,388,240
CSAIL 2019-C17 Commercial Mortgage Trust
2.76%, 09/15/2052	6,050,000	6,089,974
3.28%, 09/15/2052	2,625,000	2,476,371
3.48%, 09/15/2052	3,015,000	2,659,423
CSFB Mortgage-Backed Pass-Through Certificates Series 2003-27
5.75%, 11/25/2033	107,563	110,567
CSMC 2014-USA OA LLC
4.37%, 09/15/2037(2)	6,175,000	5,015,897
CSMC 2018-RPL2 Trust
4.03%, 08/25/2062(2)(3)	2,487,755	2,276,271
CSMC 2018-RPL7 Trust
4.00%, 08/26/2058(2)	1,626,784	1,684,957
CSMC Trust 2013-5R
2.13% (1 Month LIBOR USD + 0.25%, 0.25% Floor), 02/27/2036(1)(2)	6,138,028	6,071,716
DBCG 2017-BBG Mortgage Trust
1.40% (1 Month LIBOR USD + 0.70%, 0.70% Floor), 06/15/2034(1)(2)	2,645,000	2,386,638
DBJPM 17-C6 Mortgage Trust
3.79%, 06/10/2050(4)	2,750,000	2,561,575
DBUBS 2017-BRBK Mortgage Trust

3.53%, 10/10/2034(2)(4)		2,540,000	2,078,594
DC Office Trust 2019-MTC
2.97%, 09/15/2045(2)		5,545,000	5,216,249
3.17%, 09/15/2045(2)(4)		4,450,000	4,007,790
Deephaven Residential Mortgage Trust 2018-1
2.98%, 12/25/2057(2)(4)		268,067	264,941
Deephaven Residential Mortgage Trust 2018-2
3.48%, 04/25/2058(2)(4)		1,726,464	1,685,735
Deephaven Residential Mortgage Trust 2019-1
3.74%, 01/25/2059(2)(4)		2,562,143	2,496,022
Deephaven Residential Mortgage Trust 2019-2
3.56%, 04/25/2059(2)(4)		3,080,204	2,996,513
Deutsche Alternative-A Securities, Inc. Mortgage Loan Trust Series 2005-2
1.35% (1 Month LIBOR USD + 0.40%, 0.40% Floor), 04/25/2035(1)		4,903,610	4,262,501
Durham Mortgages Plc
1.30% (3 Month LIBOR GBP + 0.55%), 03/31/2053(1)	GBP	25,773,034	30,961,451
1.35% (3 Month LIBOR GBP + 0.60%), 03/31/2054(1)		21,661,003	26,445,375
Eleven Madison Trust 2015-11MD Mortgage Trust
3.55%, 09/10/2035(2)(4)		$3,110,000	3,075,151
Ellington Financial Mortgage Trust 2019-2
2.74%, 11/25/2059(2)(4)		5,719,818	5,494,330
EOS European Loan Conduit No 35 DAC
1.00% (3 Month EURIBOR + 1.00%), 04/22/2022(1)(2)	EUR	1,119,946	1,197,380
Eurosail-UK 2007-5np Plc
1.28% (3 Month LIBOR GBP + 0.77%), 09/13/2045(1)	GBP	10,019,818	10,262,953
Eurosail-UK 2007-6nc Plc
1.21% (3 Month LIBOR GBP + 0.70%, 0.70% Floor), 09/13/2045(1)		252,397	278,677
Fannie Mae
2.50%, 03/01/2035		$118,173,729	122,673,575
2.50%, 04/01/2035		45,666,957	47,405,971
2.50%, 05/01/2035(12)		294,525,000	305,385,609
2.50%, 03/01/2050		232,217,772	240,662,966
2.50%, 04/01/2050		210,650,000	218,310,860
2.50%, 05/01/2050(12)		90,300,000	93,429,416
3.00%, 12/01/2034		5,402,200	5,706,163
3.00%, 01/01/2035		1,707,074	1,797,838
3.00%, 01/01/2035		3,848,641	4,053,262
3.00%, 02/01/2035		2,878,652	3,040,623
3.00%, 11/01/2046		528,628	558,539
3.00%, 10/01/2049		4,297,397	4,504,758
3.00%, 11/01/2049		2,697,425	2,828,559
3.00%, 01/01/2050		4,552,862	4,773,401
3.00%, 01/01/2050		51,888,559	54,394,641

3.00%, 04/01/2050(12)	5,169,000	5,420,383
3.00%, 05/01/2050(12)	282,725,000	296,054,291
3.50%, 06/01/2049	12,925,873	13,860,440
3.50%, 09/01/2049	5,701,823	6,089,853
3.50%, 02/01/2050	942,132	996,877
3.50%, 05/01/2050(12)	80,125,000	84,743,160
4.00%, 06/01/2049	6,047,637	6,453,623
4.00%, 12/01/2049	488,014	521,815
4.00%, 04/01/2050(12)	3,280,000	3,502,098
4.50%, 08/01/2048	1,345,597	1,450,945
4.50%, 08/01/2048	1,769,992	1,904,402
4.50%, 01/01/2050	1,014,144	1,090,378
4.50%, 04/01/2050(12)	9,890,000	10,644,112
5.00%, 05/01/2050(12)	4,825,000	5,204,913
Fannie Mae Connecticut Avenue Securities
1.67% (1 Month LIBOR USD + 0.72%, 0.72% Floor), 01/25/2031(1)	1,203,322	1,195,752
1.80% (1 Month LIBOR USD + 0.85%, 0.85% Floor), 07/25/2030(1)	9,940,000	8,261,090
1.85% (1 Month LIBOR USD + 0.90%, 0.90% Floor), 08/25/2030(1)	3,070,000	2,472,673
1.95% (1 Month LIBOR USD + 1.00%, 1.00% Floor), 02/25/2030(1)	7,846,534	6,822,758
2.05% (1 Month LIBOR USD + 1.10%), 11/25/2029(1)	8,655,000	7,319,812
2.10% (1 Month LIBOR USD + 1.15%), 09/25/2029(1)	17,558	17,475
2.30% (1 Month LIBOR USD + 1.35%), 09/25/2029(1)	9,545,000	7,767,887
4.50% (1 Month LIBOR USD + 3.55%), 07/25/2029(1)	3,259,888	2,982,174
5.50% (1 Month LIBOR USD + 4.55%), 02/25/2025(1)	769,459	742,345
Fannie Mae Pool
2.50%, 07/01/2030	553,000	576,653
2.50%, 07/01/2030	744,831	776,695
2.50%, 08/01/2030	1,330,789	1,387,729
2.50%, 11/01/2031	1,809,176	1,884,383
2.50%, 01/01/2032	2,147,093	2,229,906
2.50%, 02/01/2032	5,901,411	6,129,726
2.50%, 11/01/2034	328,450	340,912
2.50%, 12/01/2034	52,719,115	54,723,023
2.50%, 01/01/2035	57,290,236	59,468,836
3.00%, 10/01/2028	330,331	346,059
3.00%, 02/01/2030	10,114,587	10,573,815
3.00%, 03/01/2030	10,314,775	10,799,216
3.00%, 05/01/2030	178,324	187,271
3.00%, 09/01/2030	1,979,129	2,080,610
3.00%, 12/01/2030	827,463	868,873
3.00%, 09/01/2031	704,587	739,836
3.00%, 06/01/2032	1,657,100	1,739,516
3.00%, 07/01/2032	16,247,840	17,012,713

3.00%, 08/01/2032	4,770,469	5,014,208
3.00%, 09/01/2032	5,171,823	5,431,161
3.00%, 06/01/2033	12,312	12,970
3.00%, 10/01/2033	2,010,986	2,140,938
3.00%, 11/01/2033	1,311,138	1,380,236
3.00%, 11/01/2036	228,754	243,825
3.00%, 11/01/2036	1,540,556	1,630,648
3.00%, 11/01/2036	1,799,120	1,915,514
3.00%, 12/01/2036	276,945	295,191
3.00%, 12/01/2036	2,030,101	2,148,823
3.00%, 10/01/2037	43,284	45,777
3.00%, 03/01/2038	3,265,360	3,455,405
3.00%, 01/01/2043	2,572,461	2,719,669
3.00%, 02/01/2043	3,821,617	4,040,203
3.00%, 05/01/2043	1,368,954	1,447,258
3.00%, 06/01/2043	3,166,096	3,347,771
3.00%, 07/01/2043	319,053	338,344
3.00%, 08/01/2043	156,678	165,087
3.00%, 08/01/2043	7,972,122	8,429,552
3.00%, 09/01/2043	1,229,850	1,302,702
3.00%, 02/01/2044	37,751	39,778
3.00%, 05/01/2045	613,574	648,733
3.00%, 05/01/2045	1,256,280	1,328,272
3.00%, 07/01/2045	5,776,110	6,110,686
3.00%, 05/01/2046	12,714,211	13,432,614
3.00%, 06/01/2046	373,298	394,704
3.00%, 07/01/2046	2,667,655	2,803,009
3.00%, 08/01/2046	119,253	125,644
3.00%, 11/01/2046	620,378	654,517
3.00%, 11/01/2046	850,929	898,420
3.00%, 11/01/2046	1,733,768	1,828,755
3.00%, 11/01/2046	1,909,349	2,014,930
3.00%, 11/01/2046	1,971,936	2,074,706
3.00%, 11/01/2046	2,169,109	2,288,496
3.00%, 11/01/2046	5,101,504	5,383,598
3.00%, 12/01/2046	49,952	52,688
3.00%, 01/01/2047	3,764,496	3,968,790
3.00%, 01/01/2047	20,799,555	21,921,276
3.00%, 06/01/2047	2,335,653	2,473,666
3.00%, 08/01/2047	11,886,918	12,556,342
3.00%, 10/01/2047	4,165,482	4,388,781
3.00%, 09/01/2048	1,162,452	1,225,256
3.00%, 09/01/2048	2,120,825	2,233,831

3.00%, 08/01/2049	1,882,214	1,993,461
3.00%, 11/01/2049	902,164	945,776
3.21%, 11/01/2037	11,103,107	12,653,733
3.22%, 01/01/2027	3,565,000	3,976,620
3.25%, 07/01/2032	4,092,948	4,711,499
3.45%, 05/01/2034	10,464,000	12,021,191
3.48%, 07/01/2042	4,082,732	4,749,561
3.50%, 11/01/2031	2,375,082	2,503,516
3.50%, 11/01/2032	1,669,159	1,775,243
3.50%, 02/01/2035	148,303	159,546
3.50%, 01/01/2036	1,322,217	1,421,332
3.50%, 01/01/2038	7,026,623	7,495,897
3.50%, 12/01/2041	68,577	73,820
3.50%, 06/01/2042	59,136	63,137
3.50%, 06/01/2042	96,447	102,960
3.50%, 07/01/2042	78,552	83,805
3.50%, 07/01/2042	580,714	620,066
3.50%, 08/01/2042	158,717	169,452
3.50%, 09/01/2042	179,027	191,151
3.50%, 09/01/2042	235,494	251,429
3.50%, 12/01/2042	1,135,911	1,212,885
3.50%, 12/01/2042	1,907,121	2,036,749
3.50%, 01/01/2043	103,025	110,003
3.50%, 01/01/2043	265,524	283,514
3.50%, 03/01/2043	1,095,558	1,169,810
3.50%, 04/01/2043	93,655	100,579
3.50%, 06/01/2043	139,931	150,295
3.50%, 06/01/2043	892,123	958,131
3.50%, 06/01/2043	1,700,658	1,826,306
3.50%, 06/01/2043	2,273,746	2,427,847
3.50%, 07/01/2043	105,344	112,460
3.50%, 07/01/2043	170,959	183,659
3.50%, 08/01/2043	105,102	112,225
3.50%, 08/01/2043	113,826	122,214
3.50%, 09/01/2043	483,010	518,698
3.50%, 01/01/2044	539,401	575,950
3.50%, 01/01/2044	724,282	773,318
3.50%, 01/01/2044	1,050,635	1,128,182
3.50%, 01/01/2044	5,410,732	5,777,337
3.50%, 03/01/2044	222,620	239,618
3.50%, 07/01/2044	749,044	804,281
3.50%, 12/01/2044	378,676	404,333
3.50%, 02/01/2045	467,869	499,579

3.50%, 04/01/2045	61,162	65,337
3.50%, 04/01/2045	1,505,324	1,604,956
3.50%, 05/01/2045	1,946,502	2,075,179
3.50%, 06/01/2045	2,201,116	2,351,445
3.50%, 06/01/2045	2,631,798	2,805,809
3.50%, 07/01/2045	2,668,485	2,845,258
3.50%, 08/01/2045	57,672	61,485
3.50%, 09/01/2045	4,705,092	5,050,634
3.50%, 10/01/2045	364,565	389,221
3.50%, 11/01/2045	384,806	410,268
3.50%, 11/01/2045	7,008,126	7,470,019
3.50%, 12/01/2045	1,350,715	1,439,777
3.50%, 01/01/2046	32,011	34,192
3.50%, 01/01/2046	93,533	99,706
3.50%, 04/01/2046	595,672	632,358
3.50%, 05/01/2046	622,254	664,349
3.50%, 06/01/2046	737,077	784,048
3.50%, 06/01/2046	1,562,648	1,661,647
3.50%, 06/01/2046	2,566,189	2,756,670
3.50%, 06/01/2046	3,311,310	3,537,034
3.50%, 06/01/2046	4,978,907	5,303,939
3.50%, 07/01/2046	1,504,117	1,598,814
3.50%, 09/01/2046	6,546,708	6,963,428
3.50%, 12/01/2046	2,018,510	2,143,084
3.50%, 01/01/2047	981,645	1,041,658
3.50%, 01/01/2047	1,564,702	1,660,173
3.50%, 01/01/2047	4,448,167	4,752,319
3.50%, 01/01/2047	23,127,103	24,568,512
3.50%, 02/01/2047	1,110,914	1,178,318
3.50%, 02/01/2047	1,488,872	1,581,204
3.50%, 03/01/2047	210,992	223,721
3.50%, 08/01/2047	14,774,034	15,780,940
3.50%, 11/01/2047	11,930,964	12,654,259
3.50%, 12/01/2047	4,221,282	4,509,579
3.50%, 12/01/2047	4,761,852	5,083,805
3.50%, 01/01/2048	3,650,042	3,914,741
3.50%, 01/01/2048	8,830,165	9,441,437
3.50%, 02/01/2048	2,378,453	2,532,361
3.50%, 08/01/2049	695,641	734,660
3.50%, 09/01/2049	5,496,470	5,813,003
3.50%, 10/01/2049	3,020,242	3,194,174
3.50%, 10/01/2049	4,787,245	5,062,937
4.00%, 11/01/2040	90,957	98,413

4.00%, 11/01/2040	334,897	362,416
4.00%, 11/01/2040	2,614,156	2,855,391
4.00%, 12/01/2040	227,902	246,639
4.00%, 01/01/2041	167,762	181,543
4.00%, 02/01/2041	167,782	181,587
4.00%, 02/01/2041	537,476	581,796
4.00%, 02/01/2041	736,431	796,875
4.00%, 09/01/2041	324,441	351,101
4.00%, 01/01/2042	48,300	52,259
4.00%, 01/01/2042	3,037,643	3,287,929
4.00%, 02/01/2042	78,834	85,289
4.00%, 03/01/2042	3,026,297	3,302,476
4.00%, 08/01/2042	2,924,667	3,208,105
4.00%, 09/01/2043	1,697,552	1,836,693
4.00%, 12/01/2043	3,309,845	3,580,938
4.00%, 06/01/2045	6,749,378	7,297,544
4.00%, 07/01/2045	967,826	1,047,326
4.00%, 09/01/2045	112,775	121,939
4.00%, 09/01/2045	150,052	162,756
4.00%, 10/01/2045	3,052,140	3,302,714
4.00%, 12/01/2045	550,310	594,782
4.00%, 12/01/2045	5,191,089	5,620,294
4.00%, 03/01/2046	1,496,641	1,619,259
4.00%, 09/01/2046	84,525	91,396
4.00%, 09/01/2046	2,037,184	2,195,345
4.00%, 12/01/2046	5,234,018	5,634,331
4.00%, 02/01/2047	2,391,170	2,571,394
4.00%, 02/01/2047	4,752,736	5,152,509
4.00%, 03/01/2047	2,570,186	2,760,881
4.00%, 04/01/2047	2,734,234	2,930,788
4.00%, 05/01/2047	3,874,970	4,153,298
4.00%, 06/01/2047	1,575,719	1,682,579
4.00%, 06/01/2047	4,449,799	4,768,288
4.00%, 07/01/2047	3,773,271	4,044,329
4.00%, 08/01/2047	2,720,613	2,900,932
4.00%, 08/01/2047	3,577,214	3,861,201
4.00%, 06/01/2048	3,008,707	3,209,860
4.00%, 06/01/2048	11,666,011	12,438,394
4.00%, 07/01/2048	34,951,696	37,325,038
4.00%, 09/01/2048	4,591,189	4,903,163
4.00%, 09/01/2048	25,812,267	28,174,951
4.00%, 12/01/2048	5,924,537	6,315,650
4.00%, 01/01/2049	9,422,588	10,255,288

4.00%, 02/01/2049	1,601,423	1,707,178
4.00%, 02/01/2049	10,978,671	11,854,397
4.00%, 11/01/2049	2,768,093	2,957,282
4.50%, 11/01/2035	322,334	352,592
4.50%, 08/01/2040	93,638	102,597
4.50%, 09/01/2040	35,979	39,415
4.50%, 11/01/2040	2,416,993	2,647,588
4.50%, 01/01/2041	24,797	27,175
4.50%, 02/01/2041	323,386	354,377
4.50%, 08/01/2041	40,785	44,681
4.50%, 11/01/2041	647,003	708,338
4.50%, 02/01/2045	539,374	589,104
4.50%, 06/01/2045	351,249	390,146
4.50%, 02/01/2046	2,503,154	2,730,308
4.50%, 03/01/2046	1,870,201	2,041,887
4.50%, 09/01/2046	2,237,235	2,441,025
4.50%, 11/01/2047	3,179,329	3,482,977
4.50%, 04/01/2048	4,542,938	4,911,458
4.50%, 05/01/2048	7,824,925	8,440,764
4.50%, 05/01/2048	18,766,170	20,224,079
4.50%, 08/01/2048	2,832,629	3,049,084
4.50%, 08/01/2048	14,369,984	15,463,869
4.50%, 09/01/2048	5,707,299	6,135,815
4.50%, 10/01/2048	4,937,379	5,310,481
4.50%, 11/01/2048	3,067,538	3,303,099
4.50%, 12/01/2048	7,744,443	8,327,767
4.50%, 05/01/2049	8,978,215	9,656,779
5.00%, 07/01/2035	764,884	847,609
5.00%, 02/01/2036	1,230,939	1,370,619
5.00%, 05/01/2040	29,117	32,342
5.00%, 06/01/2040	9,744	10,811
5.00%, 02/01/2041	712,478	790,455
5.00%, 07/01/2041	897,823	995,536
5.00%, 08/01/2041	298,959	331,412
5.00%, 03/01/2042	506,915	561,500
5.00%, 11/01/2044	2,982,434	3,304,728
5.00%, 02/01/2045	1,152,226	1,261,952
5.00%, 07/01/2045	614,353	680,875
5.00%, 12/01/2048	2,118,065	2,285,677
5.50%, 05/01/2034	1,559,609	1,762,302
5.50%, 07/01/2034	379,625	428,976
5.50%, 07/01/2036	147,033	166,332
5.50%, 12/01/2039	325,397	368,538

5.50%, 03/01/2040		1,784,089	2,016,067
5.50%, 06/01/2041		333,183	376,678
5.50%, 02/01/2042		795,985	899,309
5.50%, 02/01/2042		1,257,883	1,415,405
5.50%, 10/01/2043		600,526	684,087
5.50%, 05/01/2044		414,755	469,523
5.50%, 05/01/2044		6,371,763	7,213,526
6.00%, 03/01/2034		1,844,451	2,104,740
6.00%, 06/01/2036		12,175	14,018
6.00%, 07/01/2038		1,256,693	1,446,895
6.00%, 10/01/2038		70,506	81,108
6.00%, 07/01/2041		5,871,799	6,760,784
6.50%, 05/01/2040		418,158	483,677
Fannie Mae REMICS
1.45% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.50% Cap), 01/25/2050(1)		5,278,101	5,225,071
3.00%, 09/25/2049		2,554,730	2,652,103
3.50%, 03/25/2042		4,297,692	4,757,709
3.50%, 01/25/2047		17,797,066	18,807,161
3.50%, 06/25/2047		16,396,143	17,577,416
4.00%, 06/25/2044		1,344,772	1,390,419
4.00%, 05/25/2047		7,845,556	8,357,642
Fannie Mae-Aces
3.38%, 07/25/2028(4)		5,305,000	5,895,815
Feldspar 2016-1 Plc
1.19% (3 Month LIBOR GBP + 0.70%), 09/15/2045(1)	GBP	866,617	1,063,351
Finsbury Square 2017-2 Plc
1.14% (3 Month LIBOR GBP + 0.68%), 09/12/2065(1)		2,286,622	2,827,401
Finsbury Square 2018-2 Plc
1.41% (3 Month LIBOR GBP + 0.95%), 09/12/2068(1)		2,419,791	2,957,328
Finsbury Square 2019-1 Plc
1.46% (3 Month LIBOR GBP + 0.97%), 06/16/2069(1)		4,409,979	5,322,574
Flagstar Mortgage Trust 2017-2
4.11%, 10/25/2047(2)(4)		$1,296,691	1,225,471
Flagstar Mortgage Trust 2018-6RR
4.00%, 09/25/2048(2)(4)		1,640,670	1,676,062
Flagstar Mortgage Trust 2020-1NV
1.80% (1 Month LIBOR USD + 0.85%), 03/25/2050(1)(2)		2,503,291	2,323,490
Freddie Mac Gold Pool
2.50%, 07/01/2030		1,163,091	1,208,197
2.50%, 09/01/2031		4,090,953	4,271,370
2.50%, 12/01/2031		5,805,373	6,047,198
2.50%, 12/01/2031		11,587,794	12,037,795
2.50%, 02/01/2032		7,991,605	8,354,006

3.00%, 03/01/2031	707,633	743,277
3.00%, 12/01/2032	2,646,063	2,778,867
3.00%, 06/01/2033	1,303,400	1,368,380
3.00%, 02/01/2038	4,746,641	4,999,095
3.00%, 02/01/2043	736,576	778,830
3.00%, 04/01/2046	208,202	220,058
3.00%, 06/01/2046	7,183,451	7,591,923
3.00%, 08/01/2046	8,609,766	9,086,763
3.00%, 09/01/2046	26,096,489	27,518,696
3.00%, 10/01/2046	8,402,780	8,868,222
3.00%, 11/01/2046	9,093,890	9,595,460
3.00%, 12/01/2046	5,352,924	5,639,707
3.00%, 12/01/2046	5,453,700	5,752,011
3.00%, 01/01/2047	10,437,920	11,016,154
3.00%, 02/01/2047	9,614,334	10,140,890
3.00%, 03/01/2047	5,746,844	6,053,042
3.00%, 08/01/2047	24,579,008	25,900,187
3.00%, 12/01/2047	6,390,204	6,734,967
3.00%, 01/01/2048	317,955	335,641
3.50%, 05/01/2033	592,798	625,169
3.50%, 08/01/2033	6,388,241	6,718,206
3.50%, 08/01/2033	16,672,452	17,572,317
3.50%, 11/01/2033	11,905,644	12,543,568
3.50%, 09/01/2042	401,078	428,338
3.50%, 11/01/2042	42,245	45,133
3.50%, 07/01/2043	364,437	389,252
3.50%, 10/01/2043	799,061	857,792
3.50%, 01/01/2044	974,939	1,046,810
3.50%, 10/01/2045	10,987,291	11,788,927
3.50%, 03/01/2046	997,696	1,070,495
3.50%, 06/01/2046	6,880,324	7,340,273
3.50%, 08/01/2046	10,735,819	11,452,047
3.50%, 08/01/2046	19,142,852	20,539,730
3.50%, 11/01/2046	2,356,426	2,507,968
3.50%, 02/01/2047	1,252,624	1,331,718
3.50%, 04/01/2047	5,997,688	6,360,227
3.50%, 04/01/2047	14,815,529	15,895,617
3.50%, 09/01/2047	21,193,193	22,485,219
3.50%, 10/01/2047	4,590,673	4,877,980
3.50%, 11/01/2047	3,197,280	3,392,801
3.50%, 11/01/2047	4,393,672	4,671,587
3.50%, 12/01/2047	36,790,287	39,472,533
3.50%, 01/01/2048	3,699,700	3,925,085

3.50%, 01/01/2048	21,690,735	23,350,633
3.50%, 02/01/2048	3,443,192	3,652,612
3.50%, 03/01/2048	35,243,763	37,652,542
3.50%, 03/01/2048	36,340,993	38,592,858
3.50%, 03/01/2048	37,411,863	40,135,537
3.98%, 04/01/2034	9,261,234	11,021,596
4.00%, 01/01/2045	1,848,406	2,019,602
4.00%, 07/01/2045	560,383	606,395
4.00%, 12/01/2045	3,886,687	4,239,539
4.00%, 03/01/2048	9,641,574	10,492,431
4.00%, 06/01/2048	22,930,299	24,841,947
4.00%, 07/01/2048	11,809,994	12,852,271
4.00%, 09/01/2048	195,253,483	208,259,656
4.00%, 10/01/2048	28,285,337	30,170,439
4.00%, 11/01/2048	47,312,128	51,462,914
4.50%, 07/01/2042	618,669	676,786
4.50%, 05/01/2044	368,587	409,489
4.50%, 06/01/2045	683,852	763,211
4.50%, 02/01/2046	713,623	796,262
4.50%, 05/01/2046	752,003	839,090
4.50%, 06/01/2046	890,462	987,026
4.50%, 02/01/2047	666,923	743,991
4.50%, 12/01/2047	4,089,901	4,421,298
4.50%, 10/01/2048	12,353,765	13,301,285
5.00%, 11/01/2041	955,264	1,062,415
5.00%, 07/01/2048	2,310,366	2,498,108
5.00%, 08/01/2048	1,236,748	1,335,872
5.00%, 09/01/2048	649,610	702,170
5.00%, 10/01/2048	3,354,903	3,626,057
5.00%, 11/01/2048	5,272,724	5,688,335
5.50%, 08/01/2041	6,152,767	7,012,260
8.00%, 04/01/2032	187,829	233,124
Freddie Mac Multifamily Structured Pass Through Certificates
0.73%, 01/25/2031(4)	294,612,164	10,649,523
0.91%, 04/25/2034(4)	18,979,090	1,620,099
2.73%, 05/25/2029	15,705,000	17,252,440
2.74%, 12/25/2047(4)	571,741	597,284
2.77%, 10/25/2046(4)	516,244	555,271
2.86%, 10/25/2034	22,150,000	25,112,153
3.11%, 06/25/2025	67,943	72,985
3.75%, 04/25/2033	5,505,000	6,862,221
Freddie Mac Pool
2.50%, 04/01/2035	96,544,801	100,221,184

2.50%, 11/01/2049	43,352,993	44,929,570
2.50%, 03/01/2050	299,176,602	310,056,823
3.00%, 11/01/2034	1,951,716	2,061,474
3.00%, 09/01/2049	2,115,715	2,240,759
3.00%, 02/01/2050	22,123,203	22,986,771
3.00%, 02/01/2050	85,933,486	90,091,576
3.00%, 03/01/2050	2,665,000	2,795,284
3.00%, 04/01/2050	11,657,783	12,227,899
3.50%, 06/01/2046	838,551	893,369
3.50%, 01/01/2050	26,258,764	28,050,751
4.00%, 12/01/2048	143,545,724	153,052,977
4.00%, 02/01/2050	4,405,365	4,738,729
5.00%, 03/01/2042	356,207	399,604
Freddie Mac REMICS
3.00%, 01/15/2049	3,740,201	3,915,685
3.00%, 04/15/2049	17,962,756	18,898,737
Freddie Mac STACR 2019-HQA3
1.70% (1 Month LIBOR USD + 0.75%), 09/25/2049(1)(2)	923,332	904,528
Freddie Mac Stacr Remic Trust 2019-Hqa4
1.72% (1 Month LIBOR USD + 0.77%), 11/25/2049(1)(2)	2,450,420	2,368,947
Freddie Mac Stacr Remic Trust 2020-HQA2
1.91% (1 Month LIBOR USD + 1.10%), 03/25/2050(1)(2)	13,255,000	12,795,358
Freddie Mac Stacr Trust 2018-HQA2
1.70% (1 Month LIBOR USD + 0.75%), 10/25/2048(1)(2)	1,660,795	1,613,995
Freddie Mac STACR Trust 2019-DNA1
1.85% (1 Month LIBOR USD + 0.90%), 01/25/2049(1)(2)	1,438,243	1,411,701
Freddie Mac STACR Trust 2019-HQA2
1.65% (1 Month LIBOR USD + 0.70%), 04/25/2049(1)(2)	106,003	105,087
Freddie Mac STACR Trust 2019-HRP1
2.35% (1 Month LIBOR USD + 1.40%), 02/25/2049(1)(2)	3,740,000	3,145,867
Freddie Mac Strips
3.00%, 09/15/2044	82,833,461	89,561,050
Freddie Mac Structured Agency Credit Risk Debt Notes
1.40% (1 Month LIBOR USD + 0.45%), 07/25/2030(1)	273,056	269,328
1.70% (1 Month LIBOR USD + 0.75%), 03/25/2030(1)	619,223	609,104
1.75% (1 Month LIBOR USD + 0.80%), 12/25/2029(1)	46,655	46,080
2.00% (1 Month LIBOR USD + 1.05%), 07/25/2030(1)	5,965,000	4,926,198
2.15% (1 Month LIBOR USD + 1.20%, 1.20% Floor), 07/25/2029(1)	102,134	101,552
2.15% (1 Month LIBOR USD + 1.20%), 10/25/2029(1)	2,755,438	2,682,918
2.60% (1 Month LIBOR USD + 1.65%), 04/25/2024(1)	309,000	303,413
2.80% (1 Month LIBOR USD + 1.85%), 10/25/2027(1)	348,523	339,459
3.15% (1 Month LIBOR USD + 2.20%), 02/25/2024(1)	207,938	206,501
3.55% (1 Month LIBOR USD + 2.60%), 12/25/2027(1)	162,822	162,347

3.80% (1 Month LIBOR USD + 2.85%), 04/25/2028(1)	1,122,911	1,098,737
3.81%, 05/25/2048(2)(4)	445,000	366,609
3.85% (1 Month LIBOR USD + 2.90%), 07/25/2028(1)	30,041	29,856
4.15%, 08/25/2048(2)(4)	4,290,000	3,582,162
Freddie Mac Whole Loan Securities Trust
3.59%, 12/25/2046(2)(4)	3,248,847	3,156,821
FREMF 2018-K731 Mortgage Trust
3.93%, 02/25/2025(2)(4)	4,525,000	4,424,910
FREMF 2019-K736 Mortgage Trust
3.76%, 07/25/2026(2)(4)	5,440,000	5,201,296
FREMF 2019-K94 Mortgage Trust
3.97%, 07/25/2052(2)(4)	2,800,000	2,590,067
FREMF 2019-K98 Mortgage Trust
3.86%, 10/25/2052(2)(4)	2,895,000	2,626,915
FREMF K-100 Mortgage Trust
3.49%, 11/25/2052(2)(4)	6,980,000	6,208,848
Galton Funding Mortgage Trust 2017-1
3.50%, 11/25/2057(2)(4)	1,730,023	1,715,354
Galton Funding Mortgage Trust 2018-2
4.00%, 10/25/2058(2)(4)	4,043,231	4,021,313
Galton Funding Mortgage Trust 2019-1
4.00%, 02/25/2059(2)(4)	871,819	865,229
4.00%, 02/25/2059(2)(4)	1,065,829	1,059,080
Galton Funding Mortgage Trust 2019-2
3.50%, 06/25/2059(2)(4)	2,470,073	2,388,242
Galton Funding Mortgage Trust 2019-H1
2.66%, 10/25/2059(2)(4)	5,464,352	5,408,630
2.96%, 10/25/2059(2)(4)	4,849,160	4,800,049
Galton Funding Mortgage Trust 2020-H1
2.31%, 01/25/2060(2)(4)	6,596,519	6,359,433
GCAT 2019-RPL1 Trust
2.65%, 10/25/2068(2)(4)	4,165,771	4,106,300
GCAT 2020-1 LLC
2.98%, 01/26/2060(2)(3)	2,995,349	2,978,541
Ginnie Mae
1.07% (1 Month LIBOR USD + 0.30%, 0.30% Floor, 6.50% Cap), 09/20/2048(1)	2,293,780	2,268,704
3.00%, 11/20/2047	837,513	879,504
3.00%, 12/20/2047	633,160	663,124
3.00%, 07/20/2049	1,246,846	1,299,593
3.00%, 09/20/2049	15,757,443	16,398,555
3.00%, 05/01/2050(12)	52,025,000	54,961,347
3.50%, 03/20/2039	436,676	6,550
3.50%, 05/20/2043	246,989	34,513

3.50%, 08/20/2048	7,883,011	8,429,224
3.50%, 09/20/2048	4,881,794	5,254,685
3.50%, 12/20/2048	1,109,148	1,165,465
3.50%, 03/01/2050(12)	11,155,000	11,752,702
4.50%, 04/01/2050(12)	5,005,000	5,312,534
Ginnie Mae I Pool
3.00%, 10/15/2042	164,206	174,453
3.00%, 12/15/2042	30,004	32,053
3.00%, 05/15/2043	96,247	102,819
3.00%, 06/15/2043	8,465	8,987
3.00%, 06/15/2043	8,518	9,044
3.50%, 12/15/2042	9,410	10,208
3.50%, 01/15/2043	13,189	14,303
3.50%, 10/15/2043	65,039	70,363
4.50%, 05/15/2041	490,856	543,741
4.50%, 09/15/2045	181,477	200,810
5.00%, 09/15/2039	36,720	40,911
5.00%, 10/15/2039	294,515	328,114
5.00%, 12/15/2039	465,944	519,240
5.00%, 02/15/2040	64,577	71,945
5.00%, 02/15/2040	64,577	71,945
5.00%, 06/15/2040	184,487	205,544
5.00%, 09/15/2041	151,245	168,588
5.00%, 07/15/2044	155,722	171,228
7.50%, 08/15/2033	245,560	286,193
Ginnie Mae II Pool
3.00%, 12/20/2044	581,684	624,651
3.00%, 06/20/2045	25,875,535	27,789,551
3.00%, 05/20/2046	31,560	33,918
3.00%, 05/20/2046	85,309	92,003
3.00%, 06/20/2046	182,751	194,671
3.00%, 07/20/2046	53,435	57,416
3.00%, 07/20/2046	86,182	92,923
3.00%, 07/20/2046	126,087	135,013
3.00%, 07/20/2046	153,875	165,352
3.00%, 07/20/2046	220,399	235,590
3.00%, 07/20/2046	285,208	306,526
3.00%, 08/20/2046	72,219	77,324
3.00%, 08/20/2046	110,054	118,119
3.00%, 08/20/2046	119,388	128,757
3.00%, 09/20/2046	61,745	66,109
3.00%, 09/20/2046	70,121	75,264
3.00%, 10/20/2046	2,587,196	2,769,349

3.00%, 12/20/2046	6,159,885	6,583,211
3.00%, 03/20/2047	1,560,765	1,668,115
3.00%, 09/20/2047	17,754,958	18,811,656
3.00%, 11/20/2047	6,745,364	7,195,315
3.00%, 01/20/2048	8,369,535	8,924,464
3.00%, 09/20/2049	1,255,478	1,317,630
3.00%, 10/20/2049	36,686,225	38,518,547
3.00%, 03/20/2050	13,876,983	14,574,157
3.50%, 07/20/2042	4,887,190	5,225,064
3.50%, 08/20/2042	17,611	18,828
3.50%, 12/20/2042	7,385	7,896
3.50%, 02/20/2043	20,359	21,767
3.50%, 05/20/2043	9,536	10,194
3.50%, 06/20/2043	2,716,132	2,903,873
3.50%, 07/20/2043	1,836,385	1,963,362
3.50%, 09/20/2043	131,393	140,186
3.50%, 10/20/2044	61,831	68,228
3.50%, 10/20/2044	430,103	458,736
3.50%, 12/20/2044	9,961	10,586
3.50%, 01/20/2045	2,369,929	2,547,544
3.50%, 03/20/2045	401,193	426,383
3.50%, 05/20/2045	13,570	14,594
3.50%, 07/20/2045	537,637	571,451
3.50%, 10/20/2045	82,325	88,293
3.50%, 10/20/2045	110,125	118,107
3.50%, 12/20/2045	2,840,313	3,019,042
3.50%, 01/20/2046	2,027,117	2,154,402
3.50%, 02/20/2046	647,774	692,228
3.50%, 03/20/2046	7,623,445	8,102,695
3.50%, 04/20/2046	5,130,925	5,463,993
3.50%, 05/20/2046	7,408	7,839
3.50%, 05/20/2046	22,216	23,892
3.50%, 05/20/2046	82,823	89,052
3.50%, 05/20/2046	3,519,418	3,740,150
3.50%, 06/20/2046	88,787	95,448
3.50%, 06/20/2046	2,182,527	2,319,488
3.50%, 07/20/2046	718,770	767,883
3.50%, 09/20/2046	1,295,621	1,385,372
3.50%, 12/20/2046	4,826,758	5,129,573
3.50%, 01/20/2047	6,472,050	6,820,500
3.50%, 04/20/2047	3,246,784	3,421,228
3.50%, 05/20/2047	433,385	460,372
3.50%, 06/20/2047	14,932,033	15,734,333

3.50%, 08/20/2047	6,810,822	7,234,211
3.50%, 09/20/2047	18,145,138	19,361,561
3.50%, 10/20/2047	1,424,123	1,512,358
3.50%, 11/20/2047	23,984,473	25,473,727
3.50%, 01/20/2048	24,535,614	26,025,325
3.50%, 02/20/2048	3,280,290	3,521,300
3.50%, 02/20/2048	7,987,334	8,571,768
3.50%, 04/20/2048	444,968	479,032
3.50%, 06/20/2049	4,844,634	5,035,477
3.50%, 07/20/2049	25,473,048	26,468,189
3.50%, 09/20/2049	6,553,491	6,907,450
4.00%, 09/20/2045	2,160,274	2,354,415
4.00%, 05/20/2046	1,106,046	1,196,869
4.00%, 03/20/2047	2,985,208	3,203,461
4.00%, 04/20/2047	6,389,956	6,883,643
4.00%, 05/20/2047	5,025,895	5,386,308
4.00%, 06/20/2047	2,434,168	2,618,996
4.00%, 07/20/2047	1,220,569	1,321,000
4.00%, 08/20/2047	1,022,440	1,102,551
4.00%, 09/20/2047	5,242,342	5,649,870
4.00%, 11/20/2047	3,687,609	3,958,212
4.00%, 12/20/2047	3,565,071	3,797,919
4.00%, 01/20/2048	877,676	950,007
4.00%, 01/20/2048	5,121,953	5,517,686
4.00%, 06/20/2048	3,293,216	3,521,136
4.00%, 08/20/2048	8,509,362	9,124,764
4.00%, 09/20/2048	4,724,766	5,030,584
4.00%, 10/20/2048	2,312,139	2,472,143
4.00%, 05/20/2049	6,472,109	6,867,850
4.00%, 09/20/2049	15,479,401	16,438,067
4.50%, 07/20/2045	3,976,501	4,341,046
4.50%, 12/20/2045	75,856	82,802
4.50%, 01/20/2046	633,507	691,516
4.50%, 01/20/2047	3,326,134	3,634,894
4.50%, 05/20/2047	7,399,298	8,004,942
4.50%, 06/20/2047	10,167,098	10,991,821
4.50%, 07/20/2047	1,186,930	1,283,023
4.50%, 09/20/2047	3,020,227	3,248,013
4.50%, 11/20/2047	1,133,531	1,225,782
4.50%, 01/20/2048	374,561	399,585
4.50%, 08/20/2048	16,280,802	17,275,786
4.50%, 09/20/2048	1,726,243	1,864,289
4.50%, 09/20/2048	1,826,759	1,950,450

5.00%, 05/20/2040	174,705	193,248
5.00%, 06/20/2040	94,149	104,149
5.00%, 08/20/2040	72,597	80,277
5.00%, 09/20/2040	62,920	69,588
5.00%, 12/20/2044	279,980	305,804
5.00%, 06/20/2047	4,995,170	5,411,748
5.00%, 07/20/2047	718,420	778,156
5.00%, 08/20/2047	496,160	537,547
5.00%, 09/20/2047	4,866,889	5,237,911
5.00%, 10/20/2047	457,760	492,745
5.00%, 11/20/2047	953,660	1,033,050
5.00%, 12/20/2047	1,904,868	2,062,995
5.00%, 01/20/2048	2,402,418	2,593,472
5.00%, 02/20/2048	2,258,404	2,440,146
5.00%, 06/20/2048	2,586,008	2,790,724
5.00%, 08/20/2048	6,176,725	6,648,222
5.00%, 10/20/2048	5,683,576	6,049,562
5.00%, 11/20/2048	6,939,252	7,441,252
5.50%, 07/20/2036	90,984	102,493
5.50%, 01/20/2040	190,703	212,773
5.50%, 06/20/2045	236,912	265,139
5.50%, 10/20/2047	823,306	906,784
5.50%, 05/20/2048	3,060,038	3,313,501
5.50%, 12/20/2048	2,009,840	2,162,482
5.50%, 01/20/2049	573,910	618,793
5.50%, 03/20/2049	3,813,525	4,102,866
Gosforth Funding 2018-1 Plc
2.13% (3 Month LIBOR USD + 0.45%), 08/25/2060(1)(2)	1,613,864	1,479,819
Grand Avenue Mortgage Loan Trust 2017-RPL1
3.25%, 08/25/2064(2)	2,430,192	2,284,220
Great Wolf Trust
2.64% (1 Month LIBOR USD + 1.93%, 1.93% Floor), 12/15/2036(1)(2)	3,400,000	2,822,000
GS Mortgage Securities Corp. Trust 2013-PEMB
3.55%, 03/05/2033(2)(4)	4,860,000	3,671,214
GS Mortgage Securities Corp. Trust 2019-SOHO
2.00% (1 Month LIBOR USD + 1.30%, 1.30% Floor), 06/15/2036(1)(2)	7,090,000	6,666,848
GS Mortgage Securities Trust 2011-GC3
5.64%, 03/10/2044(2)(4)	340,000	332,685
GS Mortgage Securities Trust 2011-GC5
5.39%, 08/10/2044(2)(4)	220,000	209,176
GS Mortgage Securities Trust 2013-GC16
5.16%, 11/10/2046(4)	7,561,000	7,858,824
GS Mortgage Securities Trust 2014-GC18

4.38%, 01/10/2047		905,000	931,960
GS Mortgage Securities Trust 2015-GC34
3.51%, 10/10/2048		540,000	570,664
GS Mortgage Securities Trust 2017-GS8
2.70%, 11/10/2050(2)		8,124,700	5,147,833
4.34%, 11/10/2050(4)		5,365,000	4,253,426
GS Mortgage Securities Trust 2019-GC40
3.16%, 07/10/2052		9,560,000	10,034,698
GS Mortgage-Backed Securities Corp. Trust 2019-PJ1
4.00%, 08/25/2049(2)(4)		3,855,000	3,686,727
HarborView Mortgage Loan Trust 2005-9
1.22% (1 Month LIBOR USD + 0.45%, 0.45% Floor, 11.00% Cap), 06/20/2035(1)		7,626,385	7,058,690
HarborView Mortgage Loan Trust 2006-7
0.95% (1 Month LIBOR USD + 0.20%, 0.20% Floor), 09/19/2046(1)		4,697,636	3,675,077
HarborView Mortgage Loan Trust 2006-10
0.95% (1 Month LIBOR USD + 0.20%, 0.20% Floor), 11/19/2036(1)		10,239,884	7,662,161
HarborView Mortgage Loan Trust 2006-12
0.96% (1 Month LIBOR USD + 0.21%, 0.21% Floor), 12/19/2036(1)		33,552,229	23,889,425
HarborView Mortgage Loan Trust 2007-6
0.95% (1 Month LIBOR USD + 0.20%, 10.50% Cap), 08/19/2037(1)		9,385,141	6,954,392
Harvest Commercial Capital Loan Trust 2019-1
3.29%, 09/25/2046(2)(4)		10,007,973	9,247,083
Hawksmoor Mortgages
1.76% (3 Month Sterling Overnight Interbank Average Rate + 1.05%), 05/25/2053(1)(2)	GBP	21,535,723	25,513,023
Hilton Orlando Trust 2018-ORL
1.47% (1 Month LIBOR USD + 0.77%, 0.77% Floor), 12/15/2034(1)(2)		$2,085,000	1,787,614
1.75% (1 Month LIBOR USD + 1.05%, 1.05% Floor), 12/15/2034(1)(2)		350,000	287,832
Homeward Opportunities Fund I Trust 2018-1
3.77%, 06/25/2048(2)(4)		4,772,215	4,608,724
4.00%, 06/25/2048(2)(4)		4,165,374	4,024,144
Homeward Opportunities Fund I Trust 2019-1
3.45%, 01/25/2059(2)(4)		2,805,802	2,699,193
3.61%, 01/25/2059(2)(4)		3,918,162	3,769,674
3.95%, 01/25/2059(2)(4)		4,495,000	4,130,578
Homeward Opportunities Fund I Trust 2019-2
2.70%, 09/25/2059(2)(4)		6,870,966	6,585,810
Homeward Opportunities Fund I Trust 2019-3
2.68%, 11/25/2059(2)(4)		3,442,220	3,275,199
3.03%, 11/25/2059(2)(4)		3,663,111	3,486,749
HSI Asset Securitization Corp. Trust 2005-NC1
1.91% (1 Month LIBOR USD + 0.96%, 0.64% Floor), 07/25/2035(1)		6,336,000	4,815,345
Hudson Yards 2019-30HY Mortgage Trust
3.23%, 07/10/2039(2)		6,570,000	6,935,036

3.38%, 07/10/2039(2)(4)	3,905,000	3,977,587
3.44%, 07/10/2039(2)(4)	4,500,000	4,195,721
Hudson Yards 2019-55HY Mortgage Trust
2.94%, 12/10/2041(2)(4)	5,545,000	5,744,272
Hudsons Bay Simon JV Trust 2015-HBS
4.15%, 08/05/2034(2)	3,540,000	3,481,799
ILPT Trust 2019-SURF
4.15%, 02/11/2041(2)	7,575,000	8,447,107
Impac CMB Trust Series 2004-7
1.59% (1 Month LIBOR USD + 0.64%, 11.25% Cap), 11/25/2034(1)	5,720,629	5,213,043
Independence Plaza Trust 2018-INDP
3.76%, 07/10/2035(2)	3,265,000	3,156,838
3.91%, 07/10/2035(2)	2,780,000	2,597,299
IndyMac INDX Mortgage Loan Trust 2006-AR19
3.80%, 08/25/2036(4)	10,910,994	8,521,235
IndyMac INDX Mortgage Loan Trust 2007-AR15
3.71%, 08/25/2037(4)	4,862,123	3,552,142
InTown Hotel Portfolio Trust 2018-STAY
1.75% (1 Month LIBOR USD + 1.05%, 1.05% Floor), 01/15/2033(1)(2)	430,000	384,489
JP Morgan Chase Commercial Mortgage Securities Trust 2015-UES
3.62%, 09/05/2032(2)(4)	590,000	571,953
JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP2
3.06%, 08/15/2049	1,993,000	1,951,025
JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP3
3.40%, 08/15/2049(4)	565,000	513,232
JP Morgan Chase Commercial Mortgage Securities Trust 2016-NINE
2.85%, 09/06/2038(2)(4)	910,000	913,578
2.85%, 09/06/2038(2)(4)	3,597,500	3,681,528
JP Morgan Chase Commercial Mortgage Securities Trust 2016-WIKI
3.55%, 10/05/2031(2)	394,000	328,858
4.01%, 10/05/2031(2)(4)	602,000	499,235
JP Morgan Chase Commercial Mortgage Securities Trust 2018-WPT
4.25%, 07/05/2033(2)	965,000	982,857
JP Morgan Chase Commercial Mortgage Securities Trust 2019-OSB
3.40%, 06/05/2039(2)	8,012,500	7,608,128
JP Morgan Mortgage Trust 2019-INV3
3.50%, 05/25/2050(2)(4)	4,118,474	4,165,842
3.50%, 05/25/2050(2)(4)	4,820,606	4,777,424
JP Morgan Mortgage Trust 2020-INV1
2.46% (1 Month LIBOR USD + 0.83%, 0.83% Floor, 6.00% Cap), 08/25/2050(1)(2)	2,317,945	2,237,261
3.50%, 08/25/2050(2)(4)	3,848,496	3,978,582
JP Morgan Resecuritization Trust Series 2014-6
1.84% (1 Month LIBOR USD + 0.21%, 0.21% Floor), 07/27/2046(1)(2)	590,182	581,357

JP Morgan Seasoned Mortgage Trust 2010-1
0.00%, 03/25/2050(2)(4)		13,605,809	11,525,632
JPMBB Commercial Mortgage Securities Trust 2014-C24
2.94%, 11/15/2047		682,283	681,353
JPMBB Commercial Mortgage Securities Trust 2015-C30
3.82%, 07/15/2048		2,780,000	2,968,685
JPMBB Commercial Mortgage Securities Trust 2015-C31
3.80%, 08/15/2048		5,065,000	5,406,721
JPMCC Commercial Mortgage Securities Trust 2017-JP5
3.88%, 03/15/2050(4)		4,990,000	5,115,660
JPMDB Commercial Mortgage Securities Trust 2016-C4
3.38%, 12/15/2049		4,040,000	4,026,112
JPMDB Commercial Mortgage Securities Trust 2018-C8
4.74%, 06/15/2051(4)		3,474,000	2,802,447
Lanark Master Issuer Plc
2.28%, 12/22/2069(2)(4)		695,000	686,721
2.45% (3 Month LIBOR USD + 0.77%), 12/22/2069(1)(2)		10,688,700	10,314,122
2.71%, 12/22/2069(2)(3)		3,285,000	3,178,907
Legacy Mortgage Asset Trust
2.88%, 10/25/2059(2)(3)		4,361,179	4,336,915
Legacy Mortgage Asset Trust 2019-GS7
3.25%, 11/25/2059(2)(3)		4,676,574	4,719,669
Mansard Mortgages 2007-1 Plc
1.03% (3 Month LIBOR GBP + 0.30%), 04/15/2049(1)	GBP	6,112,395	6,444,469
Merrill Lynch Mortgage Investors Trust Series MLCC 2004-HB1
3.52%, 04/25/2029(4)		$770,477	688,699
Metlife Securitization Trust 2018-1
3.75%, 03/25/2057(2)(4)		16,001,100	16,134,187
Mill City Mortgage Loan Trust 2019-1
3.25%, 10/25/2069(2)(4)		2,265,019	2,284,812
Mill City Mortgage Loan Trust 2019-GS1
2.75%, 07/25/2059(2)(4)		5,849,375	5,687,130
Mill City Mortgage Loan Trust 2019-GS2
2.75%, 08/25/2059(2)(4)		14,616,000	14,444,488
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C9
3.46%, 05/15/2046		3,750,000	3,740,376
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C15
4.26%, 04/15/2047		1,940,000	1,989,079
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C17
3.74%, 08/15/2047		974,000	1,009,610
4.46%, 08/15/2047(4)		1,655,000	1,636,980
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18
4.00%, 08/15/2031		310,000	261,629

Morgan Stanley Bank of America Merrill Lynch Trust 2015-C24
4.04%, 05/15/2048(4)	190,000	196,412
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C30
2.86%, 09/15/2049	3,220,000	3,214,824
Morgan Stanley Bank of America Merrill Lynch Trust 2017-C34
4.18%, 11/15/2052(4)	845,000	663,826
Morgan Stanley Capital I Trust 2011-C2
5.49%, 06/15/2044(2)(4)	1,415,000	1,148,026
Morgan Stanley Capital I Trust 2017-H1
4.28%, 06/15/2050(4)	1,490,089	1,244,428
Morgan Stanley Resecuritization Trust 2013-R7
2.17% (1 Month LIBOR USD + 0.27%, 0.27% Floor, 11.50% Cap), 12/26/2046(1)(2)	9,060,560	8,558,260
Motel 6 Trust 2017-MTL6
1.62% (1 Month LIBOR USD + 0.92%, 0.92% Floor), 08/15/2034(1)(2)	3,081,579	2,833,574
1.89% (1 Month LIBOR USD + 1.19%, 1.19% Floor), 08/15/2034(1)(2)	6,178,848	5,346,530
2.85% (1 Month LIBOR USD + 2.15%, 2.15% Floor), 08/15/2034(1)(2)	641,958	555,573
MSCG Trust 2018-SELF
1.60% (1 Month LIBOR USD + 0.90%, 0.90% Floor), 10/15/2037(1)(2)	4,110,000	3,780,029
Natixis Commercial Mortgage Securities Trust 2020-2PAC
2.97%, 12/15/2038(2)	6,668,500	6,420,547
New Orleans Hotel Trust 2019-HNLA
1.99% (1 Month LIBOR USD + 1.29%, 1.29% Floor), 04/15/2032(1)(2)	6,425,000	5,425,528
New Residential Mortgage Loan Trust 2019-NQM1
3.67%, 01/25/2049(2)(4)	3,818,294	3,765,668
3.93%, 01/25/2049(2)(4)	3,602,048	3,564,415
New Residential Mortgage Loan Trust 2019-NQM2
3.60%, 04/25/2049(2)(4)	4,963,260	4,917,670
3.70%, 04/25/2049(2)(4)	1,660,454	1,645,233
New Residential Mortgage Loan Trust 2019-NQM3
2.80%, 07/25/2049(2)(4)	6,593,647	6,472,459
3.09%, 07/25/2049(2)(4)	2,674,119	2,625,280
New Residential Mortgage Loan Trust 2019-NQM5
2.71%, 11/25/2059(2)(4)	3,766,756	3,721,798
New Residential Mortgage Loan Trust 2019-RPL3
2.75%, 07/25/2059(2)(4)	36,350,335	36,198,198
New Residential Mortgage Loan Trust 2020-NQM1
2.46%, 01/26/2060(2)(4)	4,742,186	4,680,703
Nomura Resecuritization Trust 2015-7R
3.90%, 08/26/2036(2)(4)	397,689	391,592
OBX 2018-EXP1 Trust
1.80% (1 Month LIBOR USD + 0.85%, 0.85% Floor), 04/25/2048(1)(2)	2,582,151	2,478,076
4.00%, 04/25/2048(2)(4)	1,441,547	1,448,674
OBX 2019-EXP2 Trust

4.00%, 06/25/2059(2)(4)		3,757,276	3,764,207
OBX 2019-EXP3 Trust
3.50%, 10/25/2059(2)(4)		5,789,385	5,718,477
OBX 2020-EXP1 Trust
1.70% (1 Month LIBOR USD + 0.75%), 02/25/2060(1)(2)		1,263,298	1,180,747
3.50%, 02/25/2060(2)(4)		3,566,094	3,474,093
OBX 2020-INV1 Trust
3.50%, 12/25/2049(2)(4)		6,444,013	6,547,447
One Bryant Park Trust 2019-OBP
2.52%, 09/15/2054(2)		7,390,000	7,361,501
Palisades Center Trust 2016-PLSD
2.71%, 04/13/2033(2)		640,000	615,527
Precise Mortgage Funding 2018-2B Plc
1.14% (3 Month LIBOR GBP + 0.68%), 03/12/2055(1)	GBP	4,031,695	4,856,929
Queens Center Mortgage Trust 2013-QC
3.28%, 01/11/2037(2)		$3,915,000	3,875,469
RALI Series 2006-QS9 Trust
6.00%, 07/25/2036		4,791,564	4,164,802
RALI Series 2007-QH8 Trust
2.91%, 10/25/2037(4)		1,379,581	1,090,243
RBS Commercial Funding, Inc. 2013-GSP Trust
3.83%, 01/15/2032(2)(4)		1,565,000	1,566,300
RCO V Mortgage LLC 2019-1
3.72%, 05/24/2024(2)(3)		2,511,911	2,388,184
Real Estate Asset Liquidity Trust
2.42%, 06/12/2054(2)(4)	CAD	11,963,097	8,331,494
RESIMAC Bastille Trust Series 2018-1NC
2.23% (1 Month LIBOR USD + 0.85%), 12/05/2059(1)(2)		$1,944,001	1,917,040
RETL 2019-RVP
1.85% (1 Month LIBOR USD + 1.15%, 1.15% Floor), 03/15/2036(1)(2)		603,048	551,062
Rosslyn Portfolio Trust 2017-ROSS
1.94% (1 Month LIBOR USD + 0.95%, 1.94% Floor), 06/15/2033(1)(2)		15,800,000	13,866,412
Seasoned Credit Risk Transfer Trust Series 2016-1
3.00%, 09/25/2055(2)(4)		375,000	348,051
Seasoned Credit Risk Transfer Trust Series 2017-2
4.00%, 08/25/2056(2)(4)		910,000	835,670
Sequoia Mortgage Trust 2003-2
1.43% (1 Month LIBOR USD + 0.66%, 0.33% Floor, 11.50% Cap), 06/20/2033(1)		536,052	478,341
Sequoia Mortgage Trust 2004-9
1.67% (6 Month LIBOR USD + 0.72%, 0.36% Floor, 11.50% Cap), 10/20/2034(1)		1,098,095	978,616
Sequoia Mortgage Trust 2013-4
3.49%, 04/25/2043(4)		2,572,356	2,440,917
Sequoia Mortgage Trust 2017-CH2

4.00%, 12/25/2047(2)(4)		1,478,492	1,479,778
4.00%, 12/25/2047(2)(4)		1,532,202	1,532,716
Sequoia Mortgage Trust 2018-CH1
3.50%, 02/25/2048(2)(4)		465,548	461,459
Sequoia Mortgage Trust 2018-CH2
4.00%, 06/25/2048(2)(4)		1,426,521	1,435,997
Sequoia Mortgage Trust 2018-CH3
4.00%, 08/25/2048(2)(4)		4,610,376	4,623,809
4.50%, 08/25/2048(2)(4)		1,932,054	1,945,272
4.50%, 08/25/2048(2)(4)		5,000,000	4,914,350
Sequoia Mortgage Trust 2018-CH4
4.00%, 10/25/2048(2)(4)		1,515,989	1,509,091
Sequoia Mortgage Trust 2019-CH2
4.50%, 08/25/2049(2)(4)		2,761,045	2,748,542
SFAVE Commercial Mortgage Securities Trust 2015-5AVE
4.14%, 01/05/2043(2)(4)		780,000	682,956
SG Residential Mortgage Trust 2019-3
2.70%, 09/25/2059(2)(4)		4,044,701	3,903,635
SLIDE 2018-FUN
3.00% (1 Month LIBOR USD + 2.30%, 2.30% Floor), 06/15/2031(1)(2)		5,105,772	4,389,373
SLM Student Loan Trust 2008-9
3.29% (3 Month LIBOR USD + 1.50%), 04/25/2023(1)		8,249,615	8,144,405
Southern Pacific Securities 06-1 Plc
0.83% (3 Month LIBOR GBP + 0.30%), 03/10/2044(1)	GBP	1,791,980	2,190,002
STACR Trust 2018-DNA2
1.75% (1 Month LIBOR USD + 0.80%), 12/25/2030(1)(2)		$1,798,529	1,770,470
1.90% (1 Month LIBOR USD + 0.95%), 12/25/2030(1)(2)		6,800,000	5,978,183
STACR Trust 2018-DNA3
1.85% (1 Month LIBOR USD + 0.90%), 09/25/2048(1)(2)		4,965,000	4,411,879
STACR Trust 2018-HRP2
2.20% (1 Month LIBOR USD + 1.25%), 02/25/2047(1)(2)		3,699,527	3,507,662
Starwood Mortgage Residential Trust 2018-IMC2
4.12%, 10/25/2048(2)(4)		4,800,688	4,715,591
Starwood Mortgage Residential Trust 2019-1
2.94%, 06/25/2049(2)(4)		6,844,203	6,797,976
Starwood Mortgage Residential Trust 2019-IMC1
3.47%, 02/25/2049(2)(4)		2,687,967	2,674,693
3.75%, 02/25/2049(2)(4)		1,471,898	1,418,999
4.09%, 02/25/2049(2)(4)		2,160,000	1,680,110
Starwood Mortgage Residential Trust 2019-INV1
2.61%, 09/27/2049(2)(4)		5,421,261	5,166,388
3.66%, 09/27/2049(2)(4)		2,995,000	2,479,693
STRU JPM-2598 COLL

2.46%, 04/25/2040(4)		8,775,000	8,753,063
Sutherland Commercial Mortgage Loans 2017-SBC6
3.19%, 05/25/2037(2)(4)		3,852,299	3,573,604
Towd Point Mortgage Funding
1.39% (3 Month Sterling Overnight Interbank Average Rate + 0.90%), 07/20/2045(1)(2)	GBP	96,267,245	115,973,418
Towd Point Mortgage Funding 2018 - Auburn 12 Plc
1.55% (3 Month LIBOR GBP + 0.80%), 02/20/2045(1)		2,665,858	3,130,576
Towd Point Mortgage Funding 2019 - Granite4 Plc
1.72% (3 Month LIBOR GBP + 1.03%), 10/20/2051(1)(2)		30,030,231	36,466,780
Towd Point Mortgage Trust 2019-4
2.90%, 10/25/2059(2)(4)		$108,825,122	106,468,558
UBS Commercial Mortgage Trust 2018-C9
4.32%, 03/15/2051(4)		1,718,000	1,790,246
UBS-Barclays Commercial Mortgage Trust 2012-C2
4.89%, 05/10/2063(2)(4)		1,135,000	1,032,530
4.89%, 05/10/2063(2)(4)		2,750,000	2,306,522
Verus Securitization Trust 2018-1
2.93%, 02/25/2048(2)		399,740	379,603
Verus Securitization Trust 2018-2
3.68%, 06/01/2058(2)(4)		1,430,638	1,391,064
3.78%, 06/01/2058(2)(4)		762,523	740,981
Verus Securitization Trust 2018-3
4.11%, 10/25/2058(2)(4)		3,955,017	3,878,004
4.18%, 10/25/2058(2)(4)		2,932,504	2,874,984
Verus Securitization Trust 2018-INV1
3.63%, 03/25/2058(2)(4)		694,376	659,386
Verus Securitization Trust 2018-INV2
4.15%, 10/25/2058(2)(4)		3,568,578	3,458,855
Verus Securitization Trust 2019-1
3.84%, 02/25/2059(2)(4)		5,186,700	5,033,133
Verus Securitization Trust 2019-2
3.78%, 05/25/2059(2)(4)		12,360,000	11,404,587
Verus Securitization Trust 2019-3
3.04%, 07/25/2059(2)(3)		2,439,827	2,348,244
Verus Securitization Trust 2019-4
2.64%, 11/25/2059(2)(3)		4,385,326	4,439,636
Verus Securitization Trust 2019-INV1
3.40%, 12/25/2059(2)(4)		4,903,642	4,697,340
3.66%, 12/25/2059(2)(4)		1,359,291	1,302,424
4.99%, 12/25/2059(2)		1,340,000	1,209,331
Verus Securitization Trust 2019-INV2
3.12%, 07/25/2059(2)(4)		5,314,462	5,231,035
Verus Securitization Trust 2019-INV3

2.69%, 11/25/2059(2)(4)		8,483,766	8,213,020
Wachovia Bank Commercial Mortgage Trust Series 2006-C29
5.44%, 11/15/2048(4)		2,250,376	2,236,424
Wachovia Bank Commercial Mortgage Trust Series 2007-C33
5.65%, 02/15/2051(4)		3,250,194	2,541,652
WaMu Mortgage Pass-Through Certificates Series 2005-AR2 Trust
1.28% (1 Month LIBOR USD + 0.33%, 0.33% Floor, 10.50% Cap), 01/25/2045(1)		5,268,960	4,441,633
WaMu Mortgage Pass-Through Certificates Series 2005-AR11 Trust
1.27% (1 Month LIBOR USD + 0.32%, 0.32% Floor, 10.50% Cap), 08/25/2045(1)		2,833,894	2,601,195
WaMu Mortgage Pass-Through Certificates Series 2005-AR13 Trust
1.24% (1 Month LIBOR USD + 0.29%, 0.29% Floor, 10.50% Cap), 10/25/2045(1)		4,321,210	3,921,330
WaMu Mortgage Pass-Through Certificates Series 2005-AR15 Trust
1.21% (1 Month LIBOR USD + 0.26%, 0.26% Floor, 10.50% Cap), 11/25/2045(1)		5,590,596	5,111,513
WaMu Mortgage Pass-Through Certificates Series 2007-OA5 Trust
2.72% (12 Month U.S. Treasury Average + 0.75%, 0.75% Floor), 06/25/2047(1)		13,098,810	10,621,913
Warwick Finance Residential Mortgages No One Plc
1.52% (3 Month LIBOR GBP + 1.00%), 09/21/2049(1)	GBP	14,745,003	18,161,931
Warwick Finance Residential Mortgages No Two Plc
2.04% (3 Month LIBOR GBP + 1.50%), 09/21/2049(1)		6,042,470	7,450,937
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2007-2 Trust
5.50%, 04/25/2037		$10,376,243	9,769,745
Wells Fargo Commercial Mortgage Trust 2015-C30
3.66%, 09/15/2058		1,280,000	1,331,612
Wells Fargo Commercial Mortgage Trust 2016-C33
3.16%, 03/15/2059		1,225,000	1,246,461
4.51%, 03/15/2059(4)		4,317,000	4,198,359
Wells Fargo Commercial Mortgage Trust 2016-C35
3.18%, 07/15/2048		3,155,000	3,077,879
Wells Fargo Commercial Mortgage Trust 2016-LC24
3.37%, 10/15/2049		6,000,000	5,909,395
Wells Fargo Commercial Mortgage Trust 2017-C38
3.45%, 07/15/2050		1,695,000	1,769,019
3.67%, 07/15/2050(4)		1,315,000	1,314,238
Wells Fargo Commercial Mortgage Trust 2017-HSDB
1.65% (1 Month LIBOR USD + 0.85%, 0.85% Floor), 12/13/2031(1)(2)		8,100,000	7,579,416
1.90% (1 Month LIBOR USD + 1.10%, 1.10% Floor), 12/13/2031(1)(2)		6,700,000	6,287,261
2.64% (1 Month LIBOR USD + 1.84%, 1.85% Floor), 12/13/2031(1)(2)		100,000	79,262
Wells Fargo Commercial Mortgage Trust 2019-C50
4.19%, 05/15/2052		2,085,000	1,937,968
Wells Fargo Commercial Mortgage Trust 2019-C51
3.31%, 06/15/2052		10,905,000	11,485,991
Wells Fargo Commercial Mortgage Trust 2019-C53
3.51%, 10/15/2052(4)		3,290,000	2,877,740

Wells Fargo Commercial Mortgage Trust 2019-C54
3.67%, 12/15/2052		4,420,000	3,963,215
Wells Fargo Commercial Mortgage Trust 2019-JWDR
2.58%, 09/15/2031(2)(4)		6,560,000	5,381,240
2.79%, 09/15/2031(2)(4)		1,880,000	1,475,859
Wells Fargo Commercial Mortgage Trust 2020-C55
2.73%, 02/15/2053		5,875,000	5,877,215
3.14%, 02/15/2053		2,375,000	2,084,986
WFRBS Commercial Mortgage Trust 2011-C2
5.66%, 02/15/2044(2)(4)		3,500,000	3,383,730
WFRBS Commercial Mortgage Trust 2011-C5
5.66%, 11/15/2044(2)(4)		115,000	108,812
WFRBS Commercial Mortgage Trust 2012-C7
4.81%, 06/15/2045(2)(4)		690,000	579,963
WFRBS Commercial Mortgage Trust 2014-C19
4.72%, 03/15/2047(4)		329,000	329,587
WFRBS Commercial Mortgage Trust 2014-C22
4.07%, 09/15/2057(4)		4,250,000	4,338,615
Worldwide Plaza Trust 2017-WWP
3.53%, 11/10/2036(2)		1,740,000	1,688,530
3.60%, 11/10/2036(2)(4)		320,000	275,187

Total Mortgage-Backed Obligations (Cost: $6,919,878,550)			6,942,340,299

Total Bonds & Notes (Cost: $17,859,727,500)			17,688,501,342

BANK LOANS – 2.85%
1011778 BC ULC
2.74% (LIBOR + 1.75%), 11/19/2026(1)		1,587,336	1,460,350
ABG Intermediate Holdings 2 LLC
4.95% (LIBOR + 3.50%), 09/27/2024(1)		2,348,840	1,852,647
Acrisure LLC
5.21% (LIBOR + 3.50%), 02/15/2027(1)		2,500,000	2,200,000
Advanced Drainage Systems, Inc.
3.81% (LIBOR + 2.25%), 07/31/2026(1)		481,556	443,033
Advanz Pharma Corp.
6.57% (LIBOR + 5.50%), 09/06/2024(1)		1,769,141	1,508,194
AI Alpine U.S. Bidco, Inc.
4.62% (LIBOR + 2.75%), 10/31/2025(1)(7)		2,024,660	1,670,345
AI Convoy SARL
3.75% (EURIBOR + 3.75%), 01/18/2027(1)	EUR	1,000,000	1,047,755
Aldevron LLC
5.70% (LIBOR + 4.25%), 10/12/2026(1)		$3,725,000	3,464,250
Alliant Holdings Intermediate LLC
3.99% (LIBOR + 3.00%), 05/09/2025(1)		5,462,700	4,949,206

Alphabet Holding Company, Inc.
4.49% (LIBOR + 3.50%), 09/26/2024(1)	97,500	77,080
Altice France SA
4.70% (LIBOR + 4.00%), 08/14/2026(1)	1,382,500	1,309,919
American Airlines, Inc.
0.00%, 01/29/2027	500,000	405,000
Applied Systems, Inc.
4.70% (LIBOR + 3.25%), 09/19/2024(1)	4,548,293	4,176,835
Aramark Intermediate HoldCo Corp.
2.74% (LIBOR + 1.75%), 03/28/2024(1)	1,631,808	1,550,217
2.74% (LIBOR + 1.75%), 03/11/2025(1)	186,533	173,475
Ascend Learning LLC
4.00% (LIBOR + 3.00%), 07/12/2024(1)	4,600,606	4,077,287
Asurion LLC
3.99% (LIBOR + 3.00%), 11/03/2023(1)	438,795	416,855
3.99% (LIBOR + 3.00%), 11/03/2024(1)	7,822,763	7,392,511
7.49% (LIBOR + 6.50%), 08/04/2025(1)	860,000	783,675
Avantor Funding, Inc.
3.25% (LIBOR + 2.25%), 11/21/2024(1)	2,473,621	2,325,204
Avis Budget Car Rental LLC
2.74% (LIBOR + 1.75%), 08/06/2027(1)	4,788,000	3,838,396
Avolon TLB Borrower 1 U.S. LLC
2.27% (LIBOR + 1.50%), 02/12/2027(1)	7,711,000	6,583,266
2.52% (LIBOR + 1.75%), 01/15/2025(1)	1,753,043	1,554,371
Axalta Coating Systems U.S. Holdings, Inc.
3.20% (LIBOR + 1.75%), 06/01/2024(1)	68,523	64,069
Azalea TopCo, Inc.
4.49% (LIBOR + 3.50%), 07/24/2026(1)	5,783,935	5,263,381
B&G Foods, Inc.
3.49% (LIBOR + 2.50%), 10/10/2026(1)	761,175	704,323
Bausch Health Companies, Inc.
3.36% (LIBOR + 2.75%), 11/27/2025(1)	1,444,553	1,365,102
3.61% (LIBOR + 3.00%), 06/02/2025(1)	8,436,016	7,982,580
Beacon Roofing Supply, Inc.
3.24% (LIBOR + 2.25%), 01/02/2025(1)	117,600	105,987
Berry Global, Inc.
2.86% (LIBOR + 2.00%), 07/01/2026(1)	3,595,325	3,397,582
Brookfield WEC Holdings, Inc.
3.99% (LIBOR + 3.00%), 08/01/2025(1)	5,516,726	5,185,722
Buckeye Partners, LP
4.27% (LIBOR + 2.75%), 11/01/2026(1)	3,615,000	3,296,880
Caesars Resort Collection LLC
3.74% (LIBOR + 2.75%), 12/23/2024(1)	6,011,323	4,833,103

Calpine Corp.
3.24% (LIBOR + 2.25%), 04/05/2026(1)	4,565,500	4,325,811
Camelot U.S. Acquisition 1 Co.
4.24% (LIBOR + 3.25%), 10/30/2026(1)	3,940,125	3,703,718
Catalent Pharma Solutions, Inc.
3.24% (LIBOR + 2.25%), 05/18/2026(1)	3,870,900	3,735,418
CCC Information Services, Inc.
3.75% (LIBOR + 2.75%), 04/29/2024(1)	5,441,432	4,936,141
CenturyLink, Inc.
2.99% (LIBOR + 2.00%), 01/31/2025(1)	1,481,250	1,357,817
3.24% (LIBOR + 2.25%), 03/15/2027(1)	2,087,668	1,937,627
CEOC LLC
2.99% (LIBOR + 2.00%), 10/07/2024(1)	504,835	408,074
Ceridian HCM Holding, Inc.
3.49% (LIBOR + 2.50%), 04/30/2025(1)	4,424,751	4,203,514
Change Healthcare Holdings, Inc.
3.50% (LIBOR + 2.50%), 03/01/2024(1)	1,967,248	1,849,213
Charter Communications Operating LLC
2.74% (LIBOR + 1.75%), 02/01/2027(1)	7,477,839	7,147,543
Charter NEX US, Inc.
4.49% (LIBOR + 3.50%), 05/16/2024(1)	7,096,164	6,138,182
Churchill Downs, Inc.
2.99% (LIBOR + 2.00%), 12/27/2024(1)	491,206	429,805
Claros Mortgage Trust, Inc.
4.26% (LIBOR + 3.25%), 08/09/2026(1)	1,840,750	1,417,377
Clean Harbors, Inc.
2.74% (LIBOR + 1.75%), 06/28/2024(1)	491,162	445,881
Clear Channel Outdoor Holdings, Inc.
4.49% (LIBOR + 3.50%), 08/21/2026(1)	3,900,342	3,276,287
CommScope, Inc.
4.24% (LIBOR + 3.25%), 04/06/2026(1)	2,885,500	2,712,370
Core & Main, LP
4.33% (LIBOR + 2.75%), 08/01/2024(1)	97,750	85,776
CPI Holdco LLC
5.70% (LIBOR + 4.25%), 11/04/2026(1)	5,222,992	4,491,773
CSC Holdings LLC
2.86% (LIBOR + 2.25%), 07/17/2025(1)	3,940,346	3,749,910
2.86% (LIBOR + 2.25%), 01/15/2026(1)	7,350,750	7,019,966
3.11% (LIBOR + 2.50%), 04/15/2027(1)	4,946,250	4,715,408
Dell International LLC
2.68% (LIBOR + 1.75%), 03/13/2024(1)	1,293,750	1,209,656
2.99% (LIBOR + 2.00%), 09/19/2025(1)	94,763	90,084
Delos Finance SARL

3.20% (LIBOR + 1.75%), 10/06/2023(1)	2,190,000	1,965,525
Diamond Resorts International, Inc.
4.75% (LIBOR + 3.75%), 09/02/2023(1)	6,335,056	4,276,163
Dubai World Corp.
2.50% (LIBOR + 1.73%), 09/30/2022(1)	7,248,847	6,886,404
Dun & Bradstreet Corp.
4.96% (LIBOR + 4.00%), 02/06/2026(1)	2,700,000	2,419,875
Dynasty Acquisition Co., Inc.
4.95% (LIBOR + 3.50%), 04/06/2026(1)	2,586,622	2,046,664
4.95% (LIBOR + 3.50%), 04/06/2026(1)	4,811,116	3,806,796
Eastern Power LLC
4.75% (LIBOR + 3.75%), 10/02/2025(1)	4,821,331	4,150,347
Elanco Animal Health, Inc.
0.00%, 02/04/2027	18,185,000	17,184,825
Energizer Holdings, Inc.
3.88% (LIBOR + 2.25%), 12/17/2025(1)	1,049,647	976,171
Envision Healthcare Corp.
4.74% (LIBOR + 3.75%), 10/10/2025(1)	4,731,019	2,389,165
ExamWorks Group, Inc.
4.32% (LIBOR + 3.25%), 07/27/2023(1)	2,410,162	2,157,095
Filtration Group Corp.
3.99% (LIBOR + 3.00%), 03/31/2025(1)	10,937,139	9,446,954
Forest City Enterprises, LP
4.49% (LIBOR + 3.50%), 12/08/2025(1)	790,000	671,500
Four Seasons Holdings, Inc.
2.99% (LIBOR + 2.00%), 11/30/2023(1)	628,376	565,539
Froneri International Ltd.
3.24% (LIBOR + 2.25%), 01/29/2027(1)	1,365,000	1,293,337
Frontier Communications Corp.
5.35% (LIBOR + 3.75%), 06/15/2024(1)	3,233,376	3,059,065
Gentiva Health Services, Inc.
4.25% (LIBOR + 3.25%), 07/02/2025(1)	316,000	295,460
GFL Environmental Inc.
0.00%, 05/30/2025	5,617,559	5,420,945
Go Daddy Operating Co. LLC
2.74% (LIBOR + 1.75%), 02/15/2024(1)	2,501,299	2,379,361
Gray Television, Inc.
4.02% (LIBOR + 2.50%), 01/02/2026(1)	509,786	472,062
Grifols Worldwide Operations Ltd.
0.00%, 11/15/2027	498,750	470,072
HCA, Inc.
2.74% (LIBOR + 1.75%), 03/13/2025(1)	3,195,677	3,017,262
Hertz Corp.

3.74% (LIBOR + 2.75%), 06/30/2023(1)		505,449	355,078
Hilton Worldwide Finance LLC
2.70% (LIBOR + 1.75%), 06/22/2026(1)		7,631,741	7,211,995
Hostess Brands LLC
0.00%, 08/03/2025		1,695,742	1,568,562
HUB International Ltd.
4.54% (LIBOR + 2.75%), 04/25/2025(1)		5,994,286	5,568,691
5.69% (LIBOR + 4.00%), 04/25/2025(1)		2,379,038	2,230,348
Hyland Software, Inc.
4.24% (LIBOR + 3.25%), 07/01/2024(1)		1,255,705	1,161,527
Ineos Finance Plc
2.50% (EURIBOR + 2.00%), 04/01/2024(1)	EUR	5,969,466	5,918,767
Intelsat Jackson Holdings SA
5.68% (LIBOR + 3.75%), 11/27/2023(1)		$13,900,000	12,666,375
IPS Acquisition LLC
4.25% (LIBOR + 3.25%), 11/07/2024(1)		543,425	423,871
IQVIA, Inc.
0.00%, 06/11/2025		1,246,827	1,184,486
2.74% (LIBOR + 1.75%), 01/17/2025(1)		736,776	664,329
IRB Holding Corp.
3.75% (LIBOR + 2.75%), 02/05/2025(1)		98,000	75,277
Iridium Satellite LLC
4.75% (LIBOR + 3.75%), 11/04/2026(1)		5,725,000	5,381,500
Jaguar Holding Co. I LLC
3.50% (LIBOR + 2.50%), 08/18/2022(1)		9,282,630	8,835,114
KAR Auction Services, Inc.
3.19% (LIBOR + 2.25%), 09/19/2026(1)		547,250	503,470
KFC Holding Co.
2.36% (LIBOR + 1.75%), 04/03/2025(1)		13,850,782	13,054,362
Kronos, Inc.
4.76% (LIBOR + 3.00%), 11/01/2023(1)		9,211,647	8,361,504
10.01% (LIBOR + 8.25%), 11/01/2024(1)		450,000	412,200
Lake Road Generating Company, LP
0.00%, 02/22/2049		4,550,000	4,823,000
Lamar Media Corp.
2.52% (LIBOR + 1.50%), 02/05/2027(1)		3,160,000	2,994,100
Level 3 Financing, Inc.
2.74% (LIBOR + 1.75%), 03/01/2027(1)		11,790,353	10,965,028
LifePoint Health, Inc.
4.74% (LIBOR + 3.75%), 11/16/2025(1)		8,151,741	7,525,117
Marriott Ownership Resorts, Inc.
2.74% (LIBOR + 1.75%), 08/29/2025(1)		2,641,131	2,297,784
McDermott International, Inc.

7.25% (LIBOR + 4.00%), 05/09/2025(1)	3,621,017	1,025,943
McDermott Technology, Inc.
10.65% (LIBOR + 9.00%), 10/23/2020(1)	2,908,458	2,626,338
10.72% (LIBOR + 9.00%), 10/21/2020(1)	3,578,236	3,231,147
Meredith Corp.
3.49% (LIBOR + 2.50%), 01/31/2025(1)	57,874	50,857
Messer Industries GmbH
3.95% (LIBOR + 2.50%), 03/02/2026(1)	4,178,453	3,693,752
Micro Holdings Corp.
4.82% (LIBOR + 3.75%), 09/13/2024(1)	302,250	254,192
Microchip Technology, Inc.
2.99% (LIBOR + 2.00%), 05/29/2025(1)	1,573,961	1,511,002
Mission Broadcasting, Inc.
3.83% (LIBOR + 2.25%), 01/17/2024(1)	298,324	277,441
MPH Acquisition Holdings LLC
4.20% (LIBOR + 2.75%), 06/07/2023(1)	1,642,681	1,446,923
Nascar Holdings, Inc.
3.67% (LIBOR + 2.75%), 10/19/2026(1)	730,360	636,874
Neiman Marcus Group LLC Ltd.
6.52% (LIBOR + 5.50%), 10/25/2023(1)	12,912,790	4,519,476
7.50% (LIBOR + 6.00%), 10/25/2023(1)	3,384,213	1,331,113
Nexstar Broadcasting, Inc.
3.19% (LIBOR + 2.25%), 01/17/2024(1)	1,156,689	1,075,721
Nouryon Finance BV
3.86% (LIBOR + 3.00%), 10/01/2025(1)	1,552,876	1,382,060
Pacific Gas & Electric Co.
3.12% (LIBOR + 2.25%), 12/31/2020(1)	20,028,922	19,394,606
Panther BF Aggregator 2, LP
4.44% (LIBOR + 3.50%), 04/30/2026(1)	5,213,800	4,744,558
PAREXEL International Corp.
3.74% (LIBOR + 2.75%), 09/27/2024(1)	4,088,065	3,469,745
Penn National Gaming, Inc.
3.24% (LIBOR + 2.25%), 10/15/2025(1)	493,750	369,429
PetSmart, Inc.
5.00% (LIBOR + 4.00%), 03/11/2022(1)	32,522,970	31,104,318
Pike Corp.
4.24% (LIBOR + 3.25%), 07/24/2026(1)	2,750,000	2,543,750
Ply Gem Midco, Inc.
4.56% (LIBOR + 3.75%), 04/12/2025(1)	1,150,481	972,156
PODS LLC
3.75% (LIBOR + 2.75%), 12/06/2024(1)	751,516	665,092
PQ Corp.
4.03% (LIBOR + 2.25%), 02/07/2027(1)	3,314,926	3,041,445

Prime Security Services Borrower LLC
4.61% (LIBOR + 3.25%), 09/23/2026(1)		1,925,069	1,719,087
Qatar National Bank SAQ
2.80% (LIBOR + 0.90%), 12/22/2020(1)		2,650,000	2,643,375
Refinitiv U.S. Holdings, Inc.
4.24% (LIBOR + 3.25%), 10/01/2025(1)		9,102,328	8,700,279
Reynolds Consumer Products LLC
3.50% (LIBOR + 1.75%), 02/04/2027(1)		4,900,000	4,591,300
Reynolds Group Holdings, Inc.
3.74% (LIBOR + 2.75%), 02/05/2023(1)		3,758,261	3,542,161
SBA Senior Finance II LLC
2.74% (LIBOR + 1.75%), 04/11/2025(1)		1,572,000	1,482,396
Scientific Games International, Inc.
4.25% (LIBOR + 2.75%), 08/14/2024(1)		4,110,362	3,301,977
Sequa Mezzanine Holdings LLC
6.74% (LIBOR + 5.00%), 11/28/2021(1)		8,652,085	6,900,038
10.77% (LIBOR + 9.00%), 04/28/2022(1)		660,000	462,000
Servicemaster Company LLC
2.74% (LIBOR + 1.75%), 11/05/2026(1)		1,291,763	1,223,299
Sigma Holdco BV
3.50% (EURIBOR + 3.50%), 07/02/2025(1)	EUR	690,000	689,467
Simply Good Foods USA, Inc.
4.55% (LIBOR + 3.75%), 07/07/2024(1)		$1,153,692	1,058,512
Sinclair Television Group, Inc.
3.21% (LIBOR + 2.50%), 09/30/2026(1)		633,815	595,786
Solera LLC
4.36% (LIBOR + 2.75%), 03/03/2023(1)		4,564,341	4,256,248
Sprint Communications, Inc.
3.50% (LIBOR + 2.50%), 02/02/2024(1)		7,732,071	7,674,080
4.00% (LIBOR + 3.00%), 02/02/2024(1)		370,313	367,535
SS&C Technologies Holdings, Inc.
2.74% (LIBOR + 1.75%), 04/16/2025(1)		432,654	403,449
2.74% (LIBOR + 1.75%), 04/16/2025(1)		595,760	555,546
Stars Group Holdings BV
4.95% (LIBOR + 3.50%), 07/10/2025(1)		2,043,541	1,943,060
Station Casinos LLC
3.24% (LIBOR + 2.25%), 02/08/2027(1)		2,200,553	1,864,969
Summit Materials LLC
2.99% (LIBOR + 2.00%), 11/21/2024(1)		3,249,294	2,813,889
Sunshine Luxembourg VII SARL
3.75% (EURIBOR + 3.75%), 10/01/2026(1)	EUR	1,000,000	981,581
Syniverse Holdings, Inc.
6.87% (LIBOR + 5.00%), 03/09/2023(1)		$462,178	295,794

Telenet Financing USD LLC
2.70% (LIBOR + 2.00%), 04/30/2028(1)	1,250,000	1,138,750
Trans Union LLC
2.74% (LIBOR + 1.75%), 11/16/2026(1)	2,362,668	2,255,166
TransDigm, Inc.
3.24% (LIBOR + 2.25%), 05/30/2025(1)	1,239,337	1,124,698
Tronox Finance LLC
3.93% (LIBOR + 2.75%), 09/23/2024(1)	126,482	110,129
Uber Technologies, Inc.
4.49% (LIBOR + 3.50%), 07/13/2023(1)	422,544	392,121
5.00% (LIBOR + 4.00%), 04/04/2025(1)	2,803,251	2,588,326
UFC Holdings LLC
4.25% (LIBOR + 3.25%), 04/29/2026(1)	10,546,739	9,175,663
Univision Communications, Inc.
3.75% (LIBOR + 2.75%), 03/15/2024(1)	4,280,701	3,606,490
USI, Inc.
4.99% (LIBOR + 4.00%), 12/02/2026(1)	608,475	543,569
Vertiv Group Corp.
4.58% (LIBOR + 3.00%), 03/02/2027(1)	2,225,000	1,913,500
VICI Properties 1 LLC
0.00%, 12/20/2024	500,000	458,125
Wand Newco 3, Inc.
4.07% (LIBOR + 3.00%), 02/05/2026(1)	1,861,335	1,656,588
Weight Watchers International, Inc.
6.72% (LIBOR + 4.75%), 11/29/2024(1)	888,011	825,850
Welbilt, Inc.
3.49% (LIBOR + 2.50%), 10/23/2025(1)	3,445,000	2,645,484
West Corp.
5.45% (LIBOR + 4.00%), 10/10/2024(1)	76,096	56,749
Western Digital Corp.
3.10% (LIBOR + 1.50%), 02/27/2023(1)	4,182,692	3,868,990
3.35% (LIBOR + 1.75%), 04/29/2023(1)	3,272,535	3,141,634
Whatabrands LLC
3.77% (LIBOR + 2.75%), 07/31/2026(1)	231,836	190,203
Windstream Services LLC
0.00%, 03/29/2021	405,000	249,075
7.50% (LIBOR + 4.25%), 02/17/2024(1)	48,000	28,560
Wink Holdco, Inc.
4.45% (LIBOR + 3.00%), 12/02/2024(1)	1,970,629	1,653,358
Wyndham Hotels & Resorts, Inc.
2.74% (LIBOR + 1.75%), 05/30/2025(1)	197,000	172,129
Zayo Group Holdings, Inc.
0.00%, 03/09/2027	5,120,000	4,812,800

Total Bank Loans (Cost: $584,079,351)		524,420,746

	Shares	Value
COMMON STOCKS – 0.03%
Communications – 0.02%
Clear Channel Outdoor Holdings, Inc. - Class A(13)	2,064,946	1,321,565
iHeartMedia, Inc. - Class A(13)	139,553	1,020,132
iHeartMedia, Inc. - Class B(13)(16)	1,787	11,759

Total Communications		2,353,456

Consumer, Cyclical – 0.01%
Caesars Entertainment Corp.(13)	338,983	2,291,525

Total Consumer, Cyclical		2,291,525

Total Common Stocks (Cost: $15,794,687)		4,644,981

CONVERTIBLE PREFERRED STOCKS – 0.05%
Consumer, Non-cyclical – 0.04%
Bunge Ltd., 4.88%	82,720	7,692,960

Total Consumer, Non-cyclical		7,692,960

Utilities – 0.01%
NextEra Energy, Inc., 5.28%(13)	29,038	1,280,285

Total Utilities		1,280,285

Total Convertible Preferred Stocks (Cost: $9,670,675)		8,973,245

WARRANTS – 0.03%
Communications – 0.03%
iHeartMedia, Inc., expires 05/01/2039(13)(16)	723,037	5,285,401

Total Communications		5,285,401

Total Warrants (Cost: $14,531,679)		5,285,401

SHORT-TERM INVESTMENTS – 9.46%
Money Market Funds – 4.65%
Fidelity Institutional Money Market Government Fund - Class I, 0.34%(14)(15)	855,579,267	855,579,267

Total Money Market Funds (Cost: $855,579,267)		855,579,267

	Principal Amount	Value
Commercial Paper – 0.09%
Ford Motor Credit Co. LLC, 3.20%, 10/14/2020(7)	$17,380,000	16,633,503

Total Commercial Paper (Cost: $17,086,664)		16,633,503

Repurchase Agreements – 2.84%
Bank of America Securities, Inc., 0.00% dated 03/31/2020, due 04/02/2020, repurchase price $200,100,000 (collateralized by U.S. Treasury Bond, value $206,958,050, 4.50%, 08/15/2039)	200,100,000	200,100,000

J.P. Morgan Securities, 0.00% dated 03/31/2020, due 04/01/2020, repurchase price $126,800,000 (collateralized by U.S. Treasury Note, value
$129,442,077, 2.63%, 11/15/2020)		126,800,000	126,800,000
J.P. Morgan Securities, 0.01% dated 03/30/2020, due 04/01/2020, repurchase price $195,200,108 (collateralized by U.S. Treasury Bond, value
$199,579,987, 3.00%, 11/15/2044)		195,200,000	195,200,000

Total Repurchase Agreements (Cost: $522,100,000)			522,100,000

U.S. Treasury Bills – 1.72%
U.S. Treasury Bill, 0.00%, 04/14/2020		24,045,000	24,044,465
U.S. Treasury Bill, 0.00%, 04/16/2020		15,735,000	15,734,521
U.S. Treasury Bill, 0.00%, 04/23/2020		20,000,000	19,999,526
U.S. Treasury Bill, 0.00%, 04/30/2020		25,580,000	25,578,712
U.S. Treasury Bill, 0.00%, 05/07/2020		46,000,000	45,996,711
U.S. Treasury Bill, 0.00%, 06/11/2020(10)		12,026,000	12,023,267
U.S. Treasury Bill, 0.00%, 06/18/2020(10)		814,000	813,799
U.S. Treasury Bill, 0.00%, 07/16/2020		80,250,000	80,226,371
U.S. Treasury Bill, 0.00%, 07/23/2020		76,730,000	76,704,410
U.S. Treasury Bill, 0.00%, 09/10/2020		12,229,000	12,221,488
U.S. Treasury Bill, 0.00%, 01/28/2021		3,000,000	2,996,879

Total U.S. Treasury Bills (Cost: $315,507,842)			316,340,149

Time Deposits – 0.16%
ANZ, London, 0.15% due 04/01/2020		10,329,917	10,329,917
BBVA, Madrid, 0.15% due 04/01/2020		3,557,380	3,557,380
Brown Brothers Harriman, -0.65% due 04/01/2020	EUR	9,276	10,232
Brown Brothers Harriman, -0.27% due 04/01/2020	JPY	84,940	790
Brown Brothers Harriman, -0.11% due 04/01/2020	SEK	387	39
Brown Brothers Harriman, 0.02% due 04/01/2020	AUD	1,253,878	771,261
Brown Brothers Harriman, 0.04% due 04/01/2020	CAD	1,167,014	829,257
Brown Brothers Harriman, 0.35% due 04/01/2020	NZD	295	176
Citibank, London, -0.65% due 04/01/2020	EUR	659,398	727,250
Citibank, London, 0.03% due 04/01/2020	GBP	527,729	655,492
Citibank, New York, 0.15% due 04/01/2020		$11,824,167	11,824,167
ING Bank, Amsterdam, -1.86% due 04/01/2020	CHF	120,417	125,108
ING Bank, Amsterdam, 0.15% due 04/01/2020		$983,354	983,354

Total Time Deposits (Cost: $29,814,423)			29,814,423

Total Short-Term Investments (Cost: $1,740,088,196)			1,740,467,342

TOTAL INVESTMENTS IN SECURITIES – 108.61% (Cost: $20,223,892,088)			19,972,293,057

LIABILITIES IN EXCESS OF OTHER ASSETS – (8.61)%			(1,583,126,611)

TOTAL NET ASSETS – 100.00%			$18,389,166,446

Percentages are stated as a percent of net assets.

Principal amounts are denominated in the currency in which the security was purchased.

ARS Argentine Peso

AUD Australian Dollar

CAD Canadian Dollar

CHF Swiss Franc

EUR Euro

GBP British Pound

JPY Japanese Yen

NZD New Zealand Dollar

PEN Peruvian Sol

SEK Swedish Krona

(1)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of March 31, 2020.

(2)

Security was purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities totals $4,348,578,112, which represents 23.65% of total net assets.

(3)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. The rate reported is the rate in effect as of March 31, 2020.

(4)	Variable rate security. The coupon is based on an underlying pool of assets. The rate reported is the rate in effect as of March 31, 2020.

(5)	Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope.

(6)	Security in default as of March 31, 2020. The value of these securities total $53,518,842, which represents 0.29% of total net assets.

(7)	Security that is restricted at March 31, 2020. The value of the restricted security totals $40,767,219, which represents 0.22% of total net assets.

(8)	Amount calculated is less than 0.005%.

(9)	Inflation protected security. The value of these securities total $264,098,185, which represents 1.44% of total net assets.

(10)	Assigned as collateral for certain future and swap contracts. The value of these pledged issues totals $158,669,137, which represents 0.86% of total net assets.

(11)	All or a portion of U.S. Treasuries purchased in a sale-buyback transaction. The value of these securities total $177,736,203, which represents 0.97% of total net assets.

(12)	Delayed delivery purchase commitment security. The value of these securities total $876,410,565, which represents 4.77% of total net assets.

(13)	Non-income producing security.

(14)	Represents annualized seven-day yield as of the close of the reporting period.

(15)	Partially assigned as collateral for certain delayed delivery securities.

(16)	Security that is categorized as Level 3 per the Trust’s fair value hierarchy. These securities represent $7,978,696 or 0.04% of the Fund’s net assets.

The accompanying notes are an integral part of this Schedule of Investments.

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Counterparty	Expiration Date	Notional Amount		Value	Unrealized Appreciation/ (Depreciation)
275	Australian 10 Year Bond Future	Goldman Sachs	Jun. 2020	AUD	41,350,719	$25,476,186	$41,362
211	Euro-Btp Future	Goldman Sachs	Jun. 2020	EUR	30,210,790	32,907,787	(411,690)
9,516	U.S. 10 Year Note Future	Goldman Sachs	Jun. 2020		$1,268,598,810	1,319,750,250	51,151,440
213	U.S. 10 Year Note Future	Citigroup Global Markets	Jun. 2020		32,352,355	33,234,656	882,301
4,853	U.S. 5 Year Note Future	Citigroup Global Markets	Jun. 2020		596,730,486	608,369,047	11,638,561
1,689	U.S. 5 Year Note Future	Goldman Sachs	Jun. 2020		336,238,015	374,746,875	38,508,860
1,464	U.S. Long Bond June Futures	Goldman Sachs	Jun. 2020		265,945,327	262,147,500	(3,797,827)
63	U.S. Treasury 2-Year Notes June Futures	Citigroup Global Markets	Jun. 2020		13,866,771	13,884,117	17,346

							$98,030,353

Number of Contracts Sold	Reference Entity	Counterparty	Expiration Date	Notional Amount		Value	Unrealized Appreciation/ (Depreciation)
(1,255)	U.S. 10 Year Note Future	Goldman Sachs	Jun. 2020		$(184,735,120)	$(195,819,219)	$(11,084,099)
(783)	U.S. 5 Year Note Future	Goldman Sachs	Jun. 2020		(98,318,315)	(98,156,391)	161,924
(28)	U.S. Treasury 2-Year Notes June Futures	Goldman Sachs	Jun. 2020		(6,165,325)	(6,170,719)	(5,394)

							$(10,927,569)

							$87,102,784

Over-the-Counter Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation/ (Depreciation)
AUD	4,580,000	USD	2,683,800	04/02/20	Goldman Sachs	$133,357
BRL	255,683,600	USD	49,182,219	04/02/20	Deutsche Bank	24,610
EUR	10,297,000	USD	11,204,912	04/02/20	Bank Of America	151,643
EUR	17,256,000	USD	18,679,364	04/02/20	BNP Paribas	352,269
EUR	3,058,000	USD	3,273,510	04/02/20	J.P. Morgan	99,156
EUR	2,347,000	USD	2,539,129	04/02/20	Morgan Stanley	49,376
GBP	343,092,000	USD	424,210,036	04/02/20	BNP Paribas	1,944,620
GBP	1,231,000	USD	1,492,552	04/02/20	J.P. Morgan	36,473
GBP	1,684,000	USD	2,063,003	04/02/20	Morgan Stanley	28,694
GBP	1,117,000	USD	1,381,856	05/04/20	BNP Paribas	6,583
RUB*	657,695,751	USD	8,295,127	04/30/20	J.P. Morgan	94,407
RUB*	2,659,197,498	USD	32,972,051	05/20/20	Goldman Sachs	840,706
USD	450,035,100	GBP	349,027,000	04/02/20	Bank Of America	16,508,578
USD	1,967,822	AUD	3,193,000	04/02/20	BNP Paribas	3,807
USD	18,812,573	EUR	16,866,000	04/02/20	BNP Paribas	211,072
USD	49,840,858	BRL	255,683,600	04/02/20	Deutsche Bank	634,030
USD	4,343,637	EUR	3,888,000	04/02/20	Goldman Sachs	55,564
USD	1,680,999	EUR	1,478,000	04/02/20	J.P. Morgan	50,913
USD	2,339,165	AUD	3,556,000	04/02/20	Morgan Stanley	151,870
USD	1,193,919	GBP	912,000	04/02/20	Morgan Stanley	61,123
USD	449,915	MXN	10,234,000	04/13/20	J.P. Morgan	19,414
USD	3,984,582	TRY	25,234,876	04/14/20	BNP Paribas	181,659
USD	3,984,582	TRY	25,218,419	04/14/20	Goldman Sachs	184,139
USD	498,268	TRY	3,155,731	04/15/20	BNP Paribas	22,851
USD	251,676	TRY	1,596,884	04/15/20	Morgan Stanley	11,102
USD	9,746,743	ILS	33,630,161	04/23/20	Bank Of America	244,080
USD	6,500,843	ILS	22,420,108	04/23/20	Citigroup Global Markets	165,735
USD	9,756,498	ILS	33,630,161	04/23/20	Morgan Stanley	253,835
USD	8,556,283	PEN*	28,785,047	04/30/20	BNP Paribas	179,300
USD	13,414,302	CAD	17,787,000	05/15/20	Morgan Stanley	769,393
USD	21,549,197	NZD	33,217,000	05/15/20	Morgan Stanley	1,735,446
USD	13,110,984	CAD	17,615,000	06/17/20	BNP Paribas	584,949
USD	7,907,790	BRL	33,000,000	07/02/20	J.P. Morgan	1,592,112

				Total Unrealized Appreciation		27,382,866

AUD	2,598,000	USD	1,720,731	04/02/20	BNP Paribas	(122,701)
BRL	255,683,600	USD	58,280,778	04/02/20	Goldman Sachs	(9,073,950)
BRL*	255,683,600	USD	49,777,689	05/05/20	Deutsche Bank	(682,542)
BRL	33,000,000	USD	6,343,104	07/02/20	BNP Paribas	(27,426)
CAD	1,358,000	USD	1,021,000	05/15/20	Bank Of America	(55,587)
EUR	8,172,000	USD	9,134,893	04/02/20	BNP Paribas	(121,999)
GBP	6,410,000	USD	8,092,095	04/02/20	BNP Paribas	(130,232)
IDR*	402,636,139,000	USD	28,997,921	06/17/20	Morgan Stanley	(4,620,749)
ILS	10,452,776	USD	3,037,697	04/23/20	Bank Of America	(84,122)
ILS	34,831,491	USD	10,131,192	04/23/20	Citigroup Global Markets	(289,077)

ILS	12,916,242	USD	3,748,772	04/23/20	Goldman Sachs	(99,111)
ILS	15,872,424	USD	4,608,049	04/23/20	HSBC Bank	(123,078)
ILS	2,424,855	USD	704,824	04/23/20	J.P. Morgan	(19,648)
ILS	13,182,643	USD	3,832,567	04/23/20	Morgan Stanley	(107,631)
INR*	2,063,547,450	USD	28,515,822	06/17/20	BNP Paribas	(1,687,981)
MXN	844,845,000	USD	44,081,323	04/13/20	BNP Paribas	(8,542,226)
MXN	142,098,000	USD	7,434,898	06/17/20	J.P. Morgan	(1,512,707)
MXN	130,520,000	USD	6,803,526	06/22/20	Deutsche Bank	(1,367,845)
TRY	11,643,000	USD	1,771,014	04/13/20	BNP Paribas	(15,828)
TRY	40,367,095	USD	6,534,371	04/14/20	J.P. Morgan	(451,006)
TRY	9,838,641	USD	1,594,335	04/14/20	Morgan Stanley	(111,641)
TRY	4,724,647	USD	755,260	04/15/20	BNP Paribas	(43,484)
USD	49,182,219	BRL	255,683,600	04/02/20	Goldman Sachs	(24,610)
USD	934,294	GBP	794,000	04/02/20	Goldman Sachs	(51,933)
USD	1,600,799	AUD	2,710,000	04/02/20	J.P. Morgan	(66,122)
USD	288,775,484	EUR	263,962,000	04/02/20	Morgan Stanley	(2,348,051)
USD	133,599	JPY	14,700,000	04/02/20	Morgan Stanley	(3,113)
USD	410,761,160	GBP	331,259,000	05/04/20	BNP Paribas	(995,942)
USD	269,804,436	EUR	245,064,000	05/05/20	J.P. Morgan	(840,370)
USD	21,330,886	EUR	19,550,235	05/22/20	State Street	(273,804)

				Total Unrealized Depreciation		(33,894,516)

				Net Unrealized Depreciation		$(6,511,650)

*	Non-deliverable forward

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

EUR	Euro

GBP	British Pound

IDR	Indonesian Rupiah

ILS	Israeli New Shekel

INR	Indian Rupee

JPY	Japanese Yen

MXN	Mexican Peso

NZD	New Zealand Dollar

PEN	Peruvian Sol

RUB	Russian Ruble

TRY	Turkish Lira

USD	United States Dollar

Centrally Cleared Credit Default Swaps – Sell Protection

Reference Entity	Fixed Annual Rate Received by Fund	Maturity Date	Implied Credit Spread at March 31, 2020	Notional Amount	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
AT&T Inc.	1.00%	12/20/2020	1.33%	$34,600,000	$220,683	$(292,770)	$(72,087)
CDX.EM.28	1.00	12/20/2022	0.00	9,894,000	(248,638)	(243,871)	(492,509)
CDX.EM.29	1.00	6/20/2023	0.00	2,000,000	(29,549)	(131,247)	(160,796)
CDX.EM.30	1.00	12/20/2023	0.00	8,400,000	(360,443)	(398,386)	(758,829)
CDX.EM.31	1.00	6/20/2024	0.00	9,200,000	(336,360)	(539,602)	(875,962)
CDX.NA.IG.33	1.00	12/20/2024	0.00	26,768,000	539,106	(431,271)	107,835
AT&T Inc.	1.00	12/20/2024	1.98	12,100,000	113,269	(579,457)	(466,188)
CDX.EM.32	1.00	12/20/2024	0.00	17,900,000	(853,750)	(1,185,302)	(2,039,052)
CDX.NA.IG.33	1.00	12/20/2024	0.00	163,185,000	3,601,366	(3,663,253)	(61,887)
CDX.NA.HY.33	5.00	12/20/2024	0.00	11,760,000	766,164	(825,298)	(59,134)
CDX.NA.HY.33	5.00	12/20/2024	0.00	48,020,000	3,259,562	(6,107,239)	(2,847,677)
CDX.EM.33	1.00	6/20/2025	0.00	2,900,000	(322,450)	(4,471)	(326,921)
CDX.NA.HY.34	5.00	6/20/2025	0.00	68,300,000	(4,029,700)	(111,423)	(4,141,123)
General Electric Co.	1.00	12/20/2023	1.95	700,000	(26,525)	3,309	(23,216)

					$2,292,735	$(14,510,281)	$(12,217,546)

Over-the-Counter Credit Default Swaps – Sell Protection

Counterparty	Reference Entity	Fixed Annual Rate Received by Fund	Maturity Date	Implied Credit Spread at March 31, 2020	Notional Amount		Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Value
Deutsche Bank	CMBX.NA.AAA.10	0.50%	11/17/2059	0.00%		$16,450,000	$(271,054)	$90,644	$(180,410)
J.P. Morgan	Argentine Republic	5.00	6/20/2023	304.44		200,000	1,048	(147,843)	(146,795)
J.P. Morgan	Barclays Bank Plc	1.00	6/20/2024	1.12	EUR	1,000,000	11,368	(16,374)	(5,006)
Bank of America	Boeing Co.	1.00	12/20/2021	4.58		$12,300,000	126,824	(837,784)	(710,960)
Goldman Sachs	Brazilian Government International	1.00	12/20/2024	2.50		3,200,000	(47,305)	(161,147)	(208,452)
Barclays Bank	Colombia Government International	1.00	6/20/2025	2.25		21,495,000	(1,397,750)	107,218	(1,290,532)
Bank of America	Colombia Government International	1.00	6/20/2025	2.25		10,335,000	(440,402)	(180,097)	(620,499)
Goldman Sachs	Colombia Government International	1.00	6/20/2025	2.25		21,350,000	(1,289,887)	8,061	(1,281,826)
Morgan Stanley	Colombia Government International	1.00	6/20/2025	2.25		6,940,000	(467,200)	50,532	(416,668)
Morgan Stanley	Colombia Government International	1.00	6/20/2025	2.25		11,000,000	(1,159,391)	498,965	(660,426)
Barclays Bank	Devon Energy Corp.	1.00	12/20/2024	4.28		455,000	206	(58,711)	(58,505)
Morgan Stanley	Devon Energy Corp.	1.00	12/20/2024	4.28		525,000	—	(67,506)	(67,506)
Morgan Stanley	Devon Energy Corp.	1.00	12/20/2024	4.28		1,170,000	(7,254)	(143,189)	(150,443)
Goldman Sachs	Federative Republic of Brazil	1.00	6/20/2024	2.32		300,000	(8,382)	(7,178)	(15,560)
Barclays Bank	General Electric Co.	1.00	12/20/2020	1.36		1,860,000	10,098	(9,645)	453
Barclays Bank	General Electric Co.	1.00	12/20/2020	1.36		3,415,000	19,448	(18,617)	831
Goldman Sachs	General Electric Co.	1.00	12/20/2020	1.36		2,640,000	14,581	(13,938)	643
Goldman Sachs	General Electric Co.	1.00	12/20/2020	1.36		1,685,000	9,280	(8,870)	410
Barclays Bank	Indonesia Government International	1.00	6/20/2025	2.11		6,802,000	(418,466)	62,019	(356,447)
Barclays Bank	Indonesia Government International	1.00	6/20/2025	2.11		9,796,000	(424,420)	(88,922)	(513,342)
Barclays Bank	Indonesia Government International	1.00	6/20/2025	2.11		7,721,000	(361,236)	(43,370)	(404,606)
Goldman Sachs	Indonesia Government International	1.00	6/20/2025	2.11		6,801,000	(278,932)	(77,463)	(356,395)
Goldman Sachs	Indonesia Government International	1.00	6/20/2025	2.11		18,365,000	(1,005,647)	43,261	(962,386)
Goldman Sachs	Indonesia Government International	1.00	6/20/2025	2.11		19,243,000	(1,140,741)	132,345	(1,008,396)
Morgan Stanley	Indonesia Government International	1.00	6/20/2025	2.11		17,615,000	(738,817)	(184,267)	(923,084)
Morgan Stanley	Indonesia Government International	1.00	6/20/2025	2.11		23,036,000	(1,400,452)	193,290	(1,207,162)
Morgan Stanley	Indonesia Government International	1.00	6/20/2025	2.11		7,771,000	(325,880)	(81,345)	(407,225)
Morgan Stanley	Mexico Government International	1.00	12/20/2024	2.19		2,800,000	(20,902)	(125,507)	(146,409)
Goldman Sachs	Republic of South Africa	1.00	6/20/2024	3.90		4,700,000	(172,169)	(344,311)	(516,480)
J.P. Morgan	Republic of South Africa	1.00	6/20/2023	3.64		9,400,000	(466,797)	(273,277)	(740,074)
Goldman Sachs	Russia Emerging Markets SPMYC	1.00	12/20/2022	1.44		1,500,000	(19,879)	2,633	(17,246)
J.P. Morgan	Russia Emerging Markets SPMYC	1.00	6/20/2023	1.52		18,200,000	(380,142)	92,515	(287,627)
Goldman Sachs	Russian Foreign Bond - Eurobon	1.00	12/20/2024	1.83		16,400,000	98,062	(702,866)	(604,804)
Goldman Sachs	Teva Pharmaceutical Finance Ne	1.00	6/20/2022	2.58		210,000	(10,649)	3,639	(7,010)
Goldman Sachs	United Mexican States	1.00	6/20/2023	1.76		29,900,000	(168,764)	(528,209)	(696,973)
Goldman Sachs	United Mexican States	1.00	12/20/2023	1.90		9,100,000	(147,545)	(142,023)	(289,568)
J.P. Morgan	United Mexican States	1.00	12/20/2023	1.90		5,400,000	(91,383)	(80,448)	(171,831)
J.P. Morgan	United Mexican States	1.00	6/20/2024	2.01		300,000	(4,170)	(7,874)	(12,044)
Morgan Stanley	United Mexican States	1.00	12/20/2022	1.62		3,800,000	2,805	(64,425)	(61,620)

							$(12,371,896)	$(3,130,084)	$(15,501,980)

Centrally Cleared Interest Rate Swaps

Fixed Annual Rate	Floating Rate Index	Floating Rate Paid or Received	Payment Frequency	Maturity Date	Notional Amount		Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
(0.15)%	6 Month EURIBOR	Received	Semi-Annual	3/18/2030	EUR	16,100,000	$287,088	$(61,026)	$226,062
0.50	6 Month EURIBOR	Received	Semi-Annual	6/17/2050		9,000,000	(291,182)	(702,174)	(993,356)
0.75	6 Month GBP LIBOR	Received	Semi-Annual	3/18/2030	GBP	18,700,000	189,056	(567,720)	(378,664)
0.75	6 Month GBP LIBOR	Received	Semi-Annual	3/18/2050		6,000,000	144,774	(469,439)	(324,665)
1.25	3 Month USD LIBOR	Paid	Quarterly	6/17/2027	USD	444,300,000	(5,997,588)	26,231,930	20,234,342
1.25	3 Month USD LIBOR	Received	Quarterly	6/17/2030		112,100,000	5,263,884	(11,258,269)	(5,994,385)
2.25	3 Month USD LIBOR	Received	Quarterly	3/12/2050		3,200,000	(10,093)	(1,147,578)	(1,157,671)
2.50	3 Month USD LIBOR	Paid	Quarterly	12/20/2027		94,300,000	1,829,963	12,179,743	14,009,706
2.50	3 Month USD LIBOR	Paid	Quarterly	12/20/2027		107,900,000	(1,161,988)	17,192,182	16,030,194
3.00	6 Month Australian Bank Bill	Paid	Semi-Annual	3/21/2027	AUD	109,400,000	658,499	9,892,966	10,551,465
3.00	3 Month USD LIBOR	Paid	Quarterly	6/19/2029	USD	47,200,000	3,512,285	6,704,833	10,217,118
7.15	Mexico Interbank TIIE 28 Day	Paid	Lunar	6/11/2027	MXN	25,800,000	(18,432)	44,472	26,040
7.36	Mexico Interbank TIIE 28 Day	Received	Lunar	8/21/2037		900,000	3,317	(3,497)	(180)
7.37	Mexico Interbank TIIE 28 Day	Paid	Lunar	10/11/2027		40,300,000	(2,007)	63,049	61,042
7.38	Mexico Interbank TIIE 28 Day	Received	Lunar	8/14/2037		1,300,000	4,676	(5,045)	(369)
7.61	Mexico Interbank TIIE 28 Day	Received	Lunar	1/23/2023		222,400,000	142,249	(581,611)	(439,362)
7.75	Mexico Interbank TIIE 28 Day	Paid	Lunar	1/5/2023		1,400,000	—	2,970	2,970
7.81	Mexico Interbank TIIE 28 Day	Paid	Lunar	2/6/2023		2,800,000	—	6,251	6,251
7.82	Mexico Interbank TIIE 28 Day	Paid	Lunar	2/6/2023		2,800,000	(385)	6,685	6,300
7.87	Mexico Interbank TIIE 28 Day	Paid	Lunar	12/27/2022		3,400,000	—	7,593	7,593
7.88	Mexico Interbank TIIE 28 Day	Paid	Lunar	12/16/2022		2,000,000	—	4,453	4,453
7.88	Mexico Interbank TIIE 28 Day	Paid	Lunar	12/27/2022		36,000,000	10,363	70,625	80,988
7.91	Mexico Interbank TIIE 28 Day	Received	Lunar	12/30/2027		800,000	—	(2,356)	(2,356)
7.98	Mexico Interbank TIIE 28 Day	Received	Lunar	12/10/2027		3,300,000	(22)	(10,317)	(10,339)
7.99	Mexico Interbank TIIE 28 Day	Received	Lunar	12/21/2027		100,000	—	(315)	(315)
8.01	Mexico Interbank TIIE 28 Day	Received	Lunar	12/21/2027		20,200,000	(9,336)	(55,073)	(64,409)
8.03	Mexico Interbank TIIE 28 Day	Received	Lunar	1/31/2028		1,600,000	12	(5,240)	(5,228)
8.05	Mexico Interbank TIIE 28 Day	Received	Lunar	1/31/2028		2,400,000	615	(8,588)	(7,973)

							$4,555,748	$57,529,504	$62,085,252

Lunar - payment frequency equal periods of 28 days (a lunar month).

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

a) Investment Valuation Policies – The Net Asset Value (“NAV”) of the Funds’ shares are generally valued as of the close of the regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open. The NAV per share of each Fund is computed by dividing the total net assets of the Fund by the total number of shares outstanding. For purposes of calculating the NAV, portfolio securities and derivative instruments are valued using valuation methods adopted by the Trust’s Board of Trustees (the “Board”).

The Board has delegated responsibility for applying approved valuation policies to the Adviser. The Adviser monitors the continual appropriateness of valuation methods applied and determines if adjustments should be made in light of market factor changes and events affecting issuers. The Adviser performs a series of activities to provide reasonable assurance of the accuracy of the prices utilized including: periodic vendor due diligence meetings and reviewing the results of back testing on a monthly basis. The Adviser provides the Board with reporting on the results of the back testing as well as positions which were fair valued during the period.

The Board has approved a Valuation Committee whose function is to monitor the valuation of portfolio securities and derivative instruments and determine in good faith the fair value of the Funds’ holdings after considering all relevant factors. The Valuation Committee is generally responsible for overseeing the day-to-day valuation processes and is authorized to make all necessary determinations to fair value the portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers, dealers or independent pricing services are unreliable.

Additionally, the Board has adopted valuation procedures that allow for the use of fair value pricing in appropriate circumstances. For example, such circumstances may arise when trading in a security has been halted or suspended, when a security has been delisted from a national exchange, when a security has not been traded for an extended period of time, or when a significant event with respect to a security occurs after the close of the market or exchange on which the security principally trades and before the time a Fund calculates its own share price. If there is no price, or in the Adviser’s determination the price provided for a security by an independent pricing agent or broker does not represent fair value, then the security will be fair valued in accordance with procedures adopted by the Board. Thinly traded securities and certain foreign securities may be impacted more by the use of fair valuations than other securities. In using fair value pricing, a Fund attempts to establish the price that it might reasonably have expected to receive upon a sale of the security at 4:00 p.m. Eastern time. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. When using fair value to price securities, a Fund may value those securities higher or lower than another fund using market quotations or fair value to price the same securities. Further, there can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the same time at which the Fund determines its net asset value.

b) Fair Value Hierarchy – The Funds have performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the following three broad categories:

•	Level 1 – Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability. Other significant observable market inputs include, but are not limited to, quoted prices for similar instruments in active markets, quoted adjusted prices in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-derived valuations in which the majority of significant inputs and significant value drivers are observable in active markets.

•	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions).

c) Valuation Techniques – Fixed-income securities, including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds (other than short-term securities) are valued using that day’s bid price provided by an independent pricing service. Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board. Independent pricing services typically use information provided by market makers or estimates of market values obtained from yields and other relevant data relating to investments or securities with similar characteristics. The independent pricing service’s internal models use inputs that are observable such as, among other things, issuer details, interest rates, yield curves, prepayment speeds, trade information, market color, credit risks/spreads, default rates and quoted prices for similar assets and the securities’ terms and conditions. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 of the fair value hierarchy.

Mortgage- and asset-backed securities are usually issued as separate tranches, or classes, of securities within each package of underlying securities. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche level attributes, estimated cash flows and market-based yield spreads for each tranche and current market data and packaged collateral performance, as available. Mortgage- and asset-backed securities that use such valuation techniques and inputs are typically categorized as Level 2.

Short-term securities without a vendor price and with 60 days or less remaining to maturity when acquired by a Fund are generally valued on an amortized cost basis, which approximates fair value. These securities are typically categorized as Level 2 in the fair value hierarchy.

Equity securities traded on a national securities exchange are valued at the last reported sale price at the close of regular trading on each day the exchange is open for trading. Securities listed on the NASDAQ National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price. These valuations are typically categorized as Level 1 in the fair value hierarchy. Securities traded on an exchange for which there have been no sales are valued at the mean between the last bid and ask price on such day. Securities and financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective securities in accordance with procedures adopted by the Board and are classified as Level 2 or Level 3 depending on the observability of inputs.

Foreign securities, currencies and other assets denominated in currencies other than U.S. dollars are translated to U.S. dollars using exchange rates obtained from independent pricing services. All assets denominated in foreign currencies are converted to U.S. dollars using the applicable currency exchange rates as of the close of the NYSE, generally 4:00 p.m. Eastern time.

Valuation adjustments may be applied to certain common and preferred stocks that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the NYSE. These securities are generally valued using pricing service providers that consider the correlation of the trading patterns of the foreign securities to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Open-ended mutual funds (including money market funds) are valued at the end of the day’s net asset value and are categorized as Level 1 of the fair value hierarchy.

Exchange traded financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities or commodities exchange, are valued at the last reported sales or settlement price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. If there was no sale activity, the financial derivative is valued at the mean between the highest bid and lowest ask price on the relevant exchange closest to the close of the NYSE and are categorized as Level 2.

OTC derivatives, including forward foreign currency exchange contracts and swap contracts, are valued by the Funds on a daily basis using observable inputs, such as quotations provided by an independent pricing service, the counterparty, dealers or brokers, whenever available and considered reliable. These securities are typically categorized as Level 2 of the fair value hierarchy.

The U.S. dollar value of forward foreign currency exchange contracts is determined using current forward currency exchange rates supplied by an independent pricing service.

Centrally cleared credit default and interest rate swap contracts are valued daily based on quotations as provided by an independent pricing service. The independent pricing services aggregate valuation information from various market participants to create a single reference value for each credit default swap contract and interest rate swap contract. These securities are typically categorized as Level 2 of the fair value hierarchy.

The Funds value the repurchase agreements they have entered based on the respective contract amounts, which approximate fair value. As such, repurchase agreements are carried at the amount of cash paid plus accrued interest receivable (or interest payable in periods of increased demand for collateral). These securities are typically categorized as Level 2 of the fair value hierarchy.

Core Plus Bond Fund

	Level 1	Level 2	Level 3	Total
Assets
Asset-Backed Obligations	$—	$2,200,461,271	$—	$2,200,461,271
Corporate Bonds
Basic Materials	—	166,561,670	—	166,561,670
Communications	—	728,196,569	14,381	728,210,950
Consumer, Cyclical	—	565,718,977	—	565,718,977
Consumer, Non-cyclical	—	1,050,205,532	—	1,050,205,532
Diversified	—	9,901,866	—	9,901,866
Energy	—	559,712,034	2,667,155	562,379,189
Financials	—	2,030,182,200	—	2,030,182,200
Industrials	—	323,149,144	—	323,149,144
Technology	—	280,502,770	—	280,502,770
Utilities	—	327,176,938	—	327,176,938
Convertible Securities
Communications	—	9,919,827	—	9,919,827
Consumer, Cyclical	—	1,742,771	—	1,742,771
Consumer, Non-cyclical	—	9,166,481	—	9,166,481
Energy	—	177,300	—	177,300
Industrials	—	1,519,663	—	1,519,663
Technology	—	1,728,490	—	1,728,490
Government Related
Other Government Related	—	318,516,803	—	318,516,803
U.S. Treasury Obligations	—	2,158,939,201	—	2,158,939,201
Mortgage-Backed Obligations	—	6,942,340,299	—	6,942,340,299
Bank Loans	—	524,420,746	—	524,420,746
Common Stocks
Communications	2,341,697	—	11,759	2,353,456
Consumer, Cyclical	2,291,525	—	—	2,291,525
Convertible Preferred Stocks
Consumer, Non-cyclical	7,692,960	—	—	7,692,960
Utilities	1,280,285	—	—	1,280,285
Warrants	—	—	5,285,401	5,285,401
Short-Term Investments
Money Market Funds	855,579,267	—	—	855,579,267
Commercial Paper	—	16,633,503	—	16,633,503
Repurchase Agreements	—	522,100,000	—	522,100,000
U.S. Treasury Bills	—	316,340,149	—	316,340,149
Time Deposits	—	29,814,423	—	29,814,423
Futures Contracts (1)	102,401,794	—	—	102,401,794
Forward Foreign Currency Exchange Contracts (1)	—	27,382,866	—	27,382,866
Swap Contracts (1)	—	71,574,696	—	71,574,696

Total Assets	$971,587,528	$19,194,086,189	$7,978,696	$20,173,652,413

Liabilities
Futures Contracts (1)	$(15,299,010)	$—	$—	$(15,299,010)
Forward Foreign Currency Exchange Contracts (1)	—	(33,894,516)	—	(33,894,516)
Swap Contracts (1)	—	(37,208,970)	—	(37,208,970)

Total Liabilities	$(15,299,010)	$(71,103,486)	$—	$(86,402,496)

(1)

Derivative instruments, including futures, total return swap contracts and forward foreign currency exchange contracts are reported at the cumulative unrealized appreciation/(depreciation) of the instrument within the Funds’ Summary Schedule of Investments. Credit default swaps and interest rate swaps are reported at market value. Only current day’s variation margin is reported within the Statements of Assets and Liabilities for exchange-traded and centrally cleared derivatives.